As filed with the Securities and Exchange Commission on August 29, 2011

1933 Act File No. 33-20673

1940 Act File No. 811-5514

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 90	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 91	☒

MTB GROUP OF FUNDS

(Exact Name of Registrant as Specified in Charter)

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

(Address of Principal Executive Offices)

1-800-836-2211

(Registrant’s Telephone Number)

Michael D. Daniels

MTB Group of Funds

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Notices should be sent to the Agent for Service

With a copy to:

Alison Fuller, Esq.

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)(1)(iii)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

www.mtbfunds.com

MTB GROUP OF FUNDS PROSPECTUS August 31, 2011

MONEY MARKET FUNDS

MTB Money Market Fund (Money Market Fund)

(Class A-VSMXX, Class A2-VSIXX, Class I-AKMXX, Class I2-AKIXX, Class S-VNSXX)

MTB Prime Money Market Fund (Prime Money Market Fund)

(Corporate Class-GVPXX)

MTB New York Tax-Free Money Market Fund (New York Tax-Free Money Market Fund)

(Class A-VNTXX, Class I-VNIXX)

MTB Pennsylvania Tax-Free Money Market Fund (Pennsylvania Tax-Free Money Market Fund)

(Class A-MPAXX, Class I-ARPXX, Class I2-ARAXX)

MTB Tax-Free Money Market Fund (Tax-Free Money Market Fund)

(Class A-ATFXX, Class I-AKXXX, Class I2-AFIXX)

MTB U.S. Government Money Market Fund (U.S. Government Fund)

(Class A-AGAXX, Class I-AKGXX, Class I2-AIIXX)

MTB U.S. Treasury Money Market Fund (U.S. Treasury Money Market Fund)

(Class A-VSTXX, Class I-AKTXX, Class I2-ARMXX, Class S-VTSXX)

BOND FUNDS

MTB Income Fund (Income Fund)

(Class A-AKIRX, Class I-ARKIX)

MTB Intermediate-Term Bond Fund (Intermediate-Term Bond Fund)

(Class A-GVITX, Class C-MIBCX, Class I-ARIFX)

MTB Maryland Municipal Bond Fund (Maryland Municipal Bond Fund)

(Class A-ARMRX, Class I-ARMTX)

MTB New York Municipal Bond Fund (New York Municipal Bond Fund)

(Class A-VNYFX, Class I-VNYIX)

MTB Pennsylvania Municipal Bond Fund (Pennsylvania Municipal Bond Fund)

(Class A-APARX, Class I-MVPMX)

MTB Short Duration Government Bond Fund (Short Duration Government Bond Fund)

(Class A-ASTTX, Class C-MGBCX, Class I-GVLDX)

MTB Short-Term Corporate Bond Fund (Short-Term Corporate Bond Fund)

(Class A-MVSAX, Class C-MSBCX, Class I-MVSTX)

MTB U.S. Government Bond Fund (U.S. Government Bond Fund)

(Class A-VUGVX, Class I-MVIGX)

MTB Virginia Municipal Bond Fund (Virginia Municipal Bond Fund)

(Class A-RSXIX)

STRATEGIC ALLOCATION FUND

MTB Strategic Allocation Fund (Strategic Allocation Fund)

(Class A-ARBAX, Class I-ARGIX)

EQUITY FUNDS

MTB International Equity Fund (International Equity Fund)

(Class A-GVIEX, Class I-MVIEX)

MTB Large Cap Growth Fund (Large Cap Growth Fund)

(Class A-VLCPX, Class I-MLGIX)

MTB Large Cap Value Fund (Large Cap Value Fund)

(Class A-VEINX, Class I-MLCVX)

MTB Mid Cap Growth Fund (Mid Cap Growth Fund)

(Class A-AMCRX, Class I-ARMEX)

MTB Small Cap Growth Fund (Small Cap Growth Fund)

(Class A-ARPAX, Class C-ARPCX, Class I-ARPEX)

Managed by MTB Investment Advisors, Inc. (“MTBIA” or the “Advisor”). The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

How to Obtain More Information About MTB Group of Funds	back cover

MTB MONEY MARKET FUND SUMMARY

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class A2 Shares, Class I Shares, Class I2 Shares and Class S Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class A2	Class I	Class I2	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None	None	None
Redemption Fee	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A2	Class I	Class I2	Class S
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%	0.25%
Other Expenses	0.35%	0.35%	0.35%	0.10%	0.35%
Total Annual Fund Operating Expenses	0.75%	1.00%	0.75%	0.75%	1.00%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class A2 Shares, Class I Shares, Class I2 Shares and Class S Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$77	$240	$417	$930
Class A2
Expenses assuming redemption	$102	$318	$552	$1,224
Class I
Expenses assuming redemption	$77	$240	$417	$930
Class I2
Expenses assuming redemption	$77	$240	$417	$930
Class S
Expenses assuming redemption	$102	$318	$552	$1,224

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

PROSPECTUS / August 31, 2011	1

MTB MONEY MARKET FUND

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average. The iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average are composites of money market mutual funds with investment goals similar to the Fund’s goal. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 1.33% 3/31/2001 Worst Quarter 0.00% 6/30/2009

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	0.01%	2.23%	1.96%
Class A2 Shares
Return Before Taxes	0.01%	2.34%	1.90%	*
Class I Shares
Return Before Taxes	0.04%	2.40%	2.19%	*
Class I2 Shares
Return Before Taxes	0.04%	2.34%	2.12%	*
Class S Shares
Return Before Taxes	0.01%	2.07%	1.77%
iMoneyNet, Inc. First Tier Retail Average (reflects no deduction for taxes)	0.03%	2.26%	2.00%
iMoneyNet, Inc. First Tier Institutional Average (reflects no deduction for taxes)	0.08%	2.56%	2.33%

*	Class A2 Shares commenced operations on September 4, 2001, Class I Shares and Class I2 Shares commenced operations on August 18, 2003.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A and Class A2):	$500
Minimum Initial Investment Amount (Class I, Class I2):*	$100,000
Minimum Subsequent Investment Amount:	$25

*	Class S Shares are only available as a sweep investment. Direct purchases are not allowed.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

2	August 31, 2011 / PROSPECTUS

MTB MONEY MARKET FUND

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / August 31, 2011	3

MTB PRIME MONEY MARKET FUND SUMMARY

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Corporate Shares.

Shareholder Fees

(Fees paid directly from your investment)

Corporate
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Corporate
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.01%

Example

This Example is intended to help you compare the cost of investing in the Fund’s Corporate Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Corporate Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Corporate Shares operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Corporate	$103	$321	$557	$1,234

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Corporate Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market index, the iMoneyNet, Inc. First Tier Institutional Average. Updated performance information is available at www.mtbfunds.com.

4	August 31, 2011 / PROSPECTUS

MTB PRIME MONEY MARKET FUND

Annual Total Returns – Corporate Shares

Best Quarter 1.28% 3/31/2001 Worst Quarter 0.01% 3/31/2010

The Fund’s Corporate Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.02%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Corporate Shares
Return Before Taxes	0.05%	2.42%	2.19%
iMoneyNet, Inc. First Tier Institutional Average (reflects no deduction for taxes)	0.08%	2.56%	2.33%

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Corporate Shares):	$1,000,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / August 31, 2011	5

MTB NEW YORK TAX-FREE MONEY MARKET FUND SUMMARY

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and New York state and local income taxes while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.46%	0.46%
Total Annual Fund Operating Expenses	0.86%	0.86%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$88	$274	$476	$1,060
Class I	$88	$274	$476	$1,060

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal and New York State income taxes. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal and New York state income taxes, including the federal alternative minimum tax (“AMT”).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

New York Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to financial conditions of New York City, however, would ultimately have an effect on the state.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6	August 31, 2011 / PROSPECTUS

MTB NEW YORK TAX-FREE MONEY MARKET FUND

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 0.75% 6/30/2007 Worst Quarter 0.00% 3/31/2010

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.01%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	0.01%	1.43%	1.32%
Class I Shares
Return Before Taxes	0.02%	1.60%	1.43%	*
iMoneyNet, Inc. Tax-Free State Specific Retail Average (reflects no deduction for taxes)	0.03%	1.53%	1.38%
iMoneyNet, Inc. Tax-Free State Specific Institutional Average (reflects no deduction for taxes)	0.03%	1.63%	1.51%	(1)

*	Class I Shares commenced operations on August 18, 2003.

(1)	iMoneyNet Average performance is as of the nearest month-end following inception date.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax and, for residents of New York, state income tax. A portion of these distributions, however, may be subject to AMT. The Fund may also make distributions that are taxable to you as ordinary income.

PROSPECTUS / August 31, 2011	7

MTB NEW YORK TAX-FREE MONEY MARKET FUND

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

8	August 31, 2011 / PROSPECTUS

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND SUMMARY

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class I Shares and Class I2 Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I	Class I2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class I2
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.76%	0.76%	0.51%
Total Annual Fund Operating Expenses	1.41%	1.16%	1.16%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class I Shares and Class I2 Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$144	$447	$772	$1,691
Class I	$118	$368	$637	$1,408
Class I2	$118	$368	$637	$1,408

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal and Pennsylvania personal income taxes. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal and Pennsylvania personal income taxes, including the federal alternative minimum tax (“AMT”).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Pennsylvania Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

PROSPECTUS / August 31, 2011	9

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares and by showing how the Fund’s average annual returns for 1 and 5 years and the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 0.74% 6/30/2007 Worst Quarter 0.00% 3/31/2010

The Fund’s Class A Shares total return for the six-month

period from January 1, 2011 to June 30, 2011 was 0.01%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	0.01%	1.41%	1.25%	*
Class I Shares
Return Before Taxes	0.02%	1.55%	1.34%	*
Class I2 Shares
Return Before Taxes	0.02%	1.50%	1.30%	*
iMoneyNet, Inc. Tax-Free State Specific Retail Average (reflects no deduction for taxes)	0.03%	1.53%	1.36%	(1)
iMoneyNet, Inc. Tax-Free State Specific Institutional Average (reflects no deduction for taxes)	0.03%	1.63%	1.43%	(1)

*	Class A Shares commenced operations on August 25, 2003, Class I Shares commenced operations on May 1, 2001 and Class I2 Shares commenced operations on May 11, 2001.

(1)	iMoneyNet Average performance is as of the nearest month-end following inception date.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A ):	$500
Minimum Initial Investment Amount (Class I and Class I2):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax and, for residents of Pennsylvania, state income tax. A portion of these distributions, however, may be subject to AMT. The Fund may also make distributions that are taxable to you as ordinary income.

10	August 31, 2011 / PROSPECTUS

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / August 31, 2011	11

MTB TAX-FREE MONEY MARKET FUND SUMMARY

Investment Goal

The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class I Shares and Class I2 Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I	Class I2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class I2
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.43%	0.43%	0.18%
Total Annual Fund Operating Expenses	1.08%	0.83%	0.83%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class I Shares and Class I2 Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$110	$343	$595	$1,317
Class I	$85	$265	$461	$1,025
Class I2	$85	$265	$461	$1,025

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal income tax, including the federal alternative minimum tax (“AMT”).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years

12	August 31, 2011 / PROSPECTUS

MTB TAX-FREE MONEY MARKET FUND

compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. Tax-Free Retail Average and the iMoneyNet, Inc. Tax-Free Institutional Average. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 0.74% 9/30/2007 Worst Quarter 0.00% 6/30/2009

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.01%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	0.01%	1.41%	1.28%
Class I Shares
Return Before Taxes	0.03%	1.69%	1.55%
Class I2 Shares
Return Before Taxes	0.03%	1.58%	1.46%
iMoneyNet, Inc. Tax-Free Retail Average (reflects no deduction for taxes)	0.03%	1.55%	1.40%
iMoneyNet, Inc. Tax-Free Institutional Average (reflects no deduction for taxes)	0.05%	1.69%	1.55%

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I and Class I2):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to AMT and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / August 31, 2011	13

MTB U.S. GOVERNMENT MONEY MARKET FUND SUMMARY

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class I Shares and Class I2 Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I	Class I2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class I2
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.33%	0.33%	0.08%
Total Annual Fund Operating Expenses	0.98%	0.73%	0.73%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class I Shares and Class I2 Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$100	$312	$542	$1,203
Class I	$75	$234	$407	$908
Class I2	$75	$234	$407	$908

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. Government, and its agencies and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. Government Retail Average and the iMoneyNet, Inc. Government Institutional Average. Updated performance information is available at www.mtbfunds.com.

14	August 31, 2011 / PROSPECTUS

MTB U.S. GOVERNMENT MONEY MARKET FUND

Annual Total Returns – Class A Shares

Best Quarter 1.28% 3/31/2001 Worst Quarter 0.00% 6/30/2009

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	0.01%	2.16%	1.93%
Class I Shares
Return Before Taxes	0.01%	2.33%	2.15%
Class I2 Shares
Return Before Taxes	0.01%	2.26%	2.08%
iMoneyNet, Inc. Government Retail Average (reflects no deduction for taxes)	0.02%	2.02%	1.86%
iMoneyNet, Inc. Government Institutional Average (reflects no deduction for taxes)	0.02%	2.21%	2.06%

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I and Class I2):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / August 31, 2011	15

MTB U.S. TREASURY MONEY MARKET FUND SUMMARY

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class I Shares, Class I2 Shares and Class S Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I	Class I2	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None	None
Redemption Fee	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class I2	Class S
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses	0.34%	0.34%	0.09%	0.34%
Total Annual Fund Operating Expenses	0.74%	0.74%	0.74%	0.99%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class I Shares, Class I2 Shares and Class S Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$76	$237	$412	$919
Class I	$76	$237	$412	$919
Class I2	$76	$237	$412	$919
Class S	$101	$315	$547	$1,213

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for

16	August 31, 2011 / PROSPECTUS

MTB U.S. TREASURY MONEY MARKET FUND

the Fund’s broad-based market indexes, the iMoneyNet, Inc. Treasury Retail Average and the iMoneyNet, Inc. Treasury Institutional Average. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 1.26% 3/31/2001 Worst Quarter 0.00% 3/31/2009

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	0.01%	1.89%	1.76%
Class I Shares
Return Before Taxes	0.01%	2.04%	1.86%	*
Class I2 Shares
Return Before Taxes	0.01%	1.95%	1.77%	*
Class S Shares
Return Before Taxes	0.01%	1.77%	1.61%
iMoneyNet, Inc. Treasury Retail Average (reflects no deduction for taxes)	0.01%	1.86%	1.81%
iMoneyNet, Inc. Treasury and Repo Institutional Average (reflects no deduction for taxes)	0.02%	2.13%	2.00%

*	Class I Shares and Class I2 Shares commenced operations on August 18, 2003.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I and Class I2):*	$100,000
Minimum Subsequent Investment Amount:	$25

*	Class S Shares are only available as a sweep investment. Direct purchases are not allowed.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / August 31, 2011	17

MTB INCOME FUND SUMMARY

Investment Goal

The Fund seeks to provide current income and secondarily, capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.43%	0.43%
Total Annual Fund Operating Expenses	1.28%	1.03%
Fee Waivers and/or Expense Reimbursements(1)	0.27%	0.37%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.01%	0.66%

(1)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 1.01% and 0.66%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$548	$811	$1,094	$1,900
Class I
Expenses assuming redemption	$67	$291	$532	$1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. The Fund’s Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund seeks to maintain a dollar-weighted average maturity of four to ten years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

18	August 31, 2011 / PROSPECTUS

MTB INCOME FUND

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index (“BCAB”) and the Fund’s secondary index, the Lipper Corporate A-Rated Debt Funds Average which shows how the Fund’s performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 4.99% 9/30/2009
Worst Quarter (2.83)% 6/30/2004

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.86%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	2.67%	4.08%	4.43%
Return After Taxes on Distributions	0.79%	2.41%	2.72%
Return After Taxes on Distributions and Sale of Fund Shares	1.72%	2.49%	2.77%
Class I Shares
Return Before Taxes	7.86%	5.27%	5.11%
BCAB (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Lipper Corporate A-Rated Debt Funds Average (reflects no deduction for taxes)	7.51%	4.78%	5.24%

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a

PROSPECTUS / August 31, 2011	19

MTB INCOME FUND

shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Managers	Title	Service Date (with the Fund)
James M. Hannan	Administrative Vice President	2002
Wilmer C. Stith III, CFA	Vice President	1996

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

20	August 31, 2011 / PROSPECTUS

MTB INTERMEDIATE-TERM BOND FUND SUMMARY

Investment Goal

The Fund seeks to provide current income and secondarily, capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class C Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None		None
Maximum Deferred Sales Charge (Load)	None	1.00%	(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None		None
Redemption Fee	None	None		None
Exchange Fee	None	None		None

(1)	If you redeem Class C Shares during the first year after purchase, you will pay a 1.00% contingent deferred sales charge (“CDSC”).

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fee	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses	1.43%	2.18%	1.18%
Fee Waivers and/or Expense Reimbursements(1)	0.42%	0.44%	0.52%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.01%	1.74%	0.66%

(1)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares, Class C Shares and Class I Shares will not exceed 1.01%, 1.74% and 0.66%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class C Shares and Class I Shares for the

time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$548	$843	$1,159	$2,051
Class C
Expenses assuming redemption	$277	$640	$1,129	$2,478
Expenses assuming no redemption	$177	$640	$1,129	$2,478
Class I
Expenses assuming redemption	$67	$322	$597	$1,383

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 485% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund normally invests in securities with intermediate maturities, and the Fund seeks to maintain a dollar-weighted average maturity of three to five years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund’s portfolio will vary within a range of three to five years depending on market conditions. Under normal market conditions, the Fund invests at least 80% of its net assets in debt securities with maturities of between one to five years.

PROSPECTUS / August 31, 2011	21

MTB INTERMEDIATE-TERM BOND FUND

In selecting securities for the Fund, the Advisor considers a security’s credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares and by showing how the Fund’s average annual returns for 1, 5 and 10 years or life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital Intermediate Government/Credit Bond Index (“BCIGC”) and the Fund’s secondary index, the Lipper Short-Intermediate Investment Grade Debt Funds Average which shows how the Fund’s performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 3.80% 9/30/2009 Worst Quarter (2.45)% 6/30/2004

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.10%.

22	August 31, 2011 / PROSPECTUS

MTB INTERMEDIATE-TERM BOND FUND

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years or Life of Fund
Class A Shares
Return Before Taxes	0.99%		4.90%		4.31%	*
Return After Taxes on Distributions	(0.56)%		3.35%		2.73%	*
Return After Taxes on Distributions and Sale of Fund Shares	0.63%		3.26%		2.74%	*
Class C Shares
Return Before Taxes	N/A	*	N/A	*	2.32%	**
Class I Shares
Return Before Taxes	6.12%		6.09%		5.53%
BCIGC (reflects no deduction for fees, expenses or taxes)	5.89%		5.53%		5.51%
Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deduction for taxes)	5.49%		4.55%		4.45%

*	Class A Shares commenced operations on August 18, 2003.

**	The total return for Class C Shares represents the cumulative performance for the period March 31, 2010 (commencement of operations) through December 31, 2010.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Manager	Title	Service Date (with the Fund)
Wilmer C. Stith III, CFA	Vice President	1996

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A, and Class C):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / August 31, 2011	23

MTB MARYLAND MUNICIPAL BOND FUND SUMMARY

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and Maryland state and local income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.43%	0.43%
Total Annual Fund Operating Expenses	1.38%	1.13%
Fee Waivers and/or Expense Reimbursements(1)	0.43%	0.46%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.95%	0.67%

(1)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.95% and 0.67%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$543	$828	$1,133	$1,999
Class I
Expenses assuming redemption	$68	$313	$578	$1,334

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the portfolio in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

24	August 31, 2011 / PROSPECTUS

MTB MARYLAND MUNICIPAL BOND FUND

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

•

Maryland Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers. The economy of Maryland is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital 10 Year Municipal Bond Index (“BC10MB”), the Fund’s secondary broad-based market index, the Barclays Capital 7 Year Municipal Bond Index (“BC7MB”) and the Lipper Other States Intermediate Municipal Debt Funds Average which show how the Fund’s performance compares with the returns of indexes of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 6.58% 9/30/2009 Worst Quarter (3.50)% 12/31/2008

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.92%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(2.64)%	2.34%	3.48%
Return After Taxes on Distributions	(2.64)%	2.32%	3.46%
Return After Taxes on Distributions and Sale of Fund Shares	(0.46)%	2.56%	3.54%
Class I Shares
Return Before Taxes	2.26%	3.42%	4.12%
BC10MB (reflects no deduction for fees, expenses or taxes)	4.05%	4.85%	5.15%
BC7MB (reflects no deduction for fees, expenses or taxes)	4.63%	5.17%	5.15%
Lipper Other States Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)	1.90%	3.33%	3.70%

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution

PROSPECTUS / August 31, 2011	25

MTB MARYLAND MUNICIPAL BOND FUND

of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Manager	Title	Service Date (with the Fund)
Susan L. Schnaars, CFA, CPA	Vice President	1996

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax and, for residents of Maryland, state income tax. A portion of these distributions, however, may be subject to AMT. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

26	August 31, 2011 / PROSPECTUS

MTB NEW YORK MUNICIPAL BOND FUND SUMMARY

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.45%	0.45%
Total Annual Fund Operating Expenses	1.40%	1.15%
Fee Waivers and/or Expense Reimbursements(1)	0.56%	0.56%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.84%	0.59%

(1)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.84% and 0.59%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$532	$821	$1,131	$2,008
Class I
Expenses assuming redemption	$60	$309	$578	$1,347

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the portfolio in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

PROSPECTUS / August 31, 2011	27

MTB NEW YORK MUNICIPAL BOND FUND

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

•

New York Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital New York Tax-Exempt Index (“BCNYTE”) and the Fund’s secondary index, the Lipper New York Intermediate Municipal Debt Funds Average which shows how the Fund’s performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 5.66% 9/30/2009 Worst Quarter (3.44)% 12/31/2010

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.32%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	(2.88)%	1.80%	3.14%
Return After Taxes on Distributions	(2.88)%	1.80%	3.12%
Return After Taxes on Distributions and Sale of Fund Shares	(0.68)%	2.07%	3.22%
Class I Shares
Return Before Taxes	2.01%	2.91%	3.44%	*
BCNYTE (reflects no deduction for fees, expenses or taxes)	2.44%	4.27%	4.86%
Lipper New York Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)	1.68%	3.21%	3.74%

*	Class I Shares commenced operations on August 18, 2003.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution

28	August 31, 2011 / PROSPECTUS

MTB NEW YORK MUNICIPAL BOND FUND

of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Manager	Title	Service Date (with the Fund)
Mark Tompkins, CFA	Vice President	2000

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax and, for residents of New York, state income tax. A portion of these distributions, however, may be subject to AMT. The Fund may also make distributions that are taxable to you as ordinary income.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / August 31, 2011	29

MTB PENNSYLVANIA MUNICIPAL BOND FUND SUMMARY

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.45%	0.45%
Total Annual Fund Operating Expenses	1.40%	1.15%
Fee Waivers and/or Expense Reimbursements(1)	0.45%	0.45%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.95%	0.70%

(1)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.95% and 0.70%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$543	$832	$1,141	$2,017
Class I
Expenses assuming redemption	$72	$321	$590	$1,357

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the portfolio in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

30	August 31, 2011 / PROSPECTUS

MTB PENNSYLVANIA MUNICIPAL BOND FUND

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

•

Pennsylvania Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital 10 Year Municipal Bond Index (“BC10MB”), the Funds secondary broad-based market index, the Barclays Capital 7 Year Municipal Bond Index (“BC7MB”) and the Lipper Other States Intermediate Municipal Debt Funds Average which show how the Fund’s performance compares with the returns of indexes of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 5.06% 9/30/2009 Worst Quarter (3.18)% 12/31/2010

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.41%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(2.34)%	2.35%	3.38%
Return After Taxes on Distributions	(2.34)%	2.35%	3.38%
Return After Taxes on Distributions and Sale of Fund Shares	(0.36)%	2.53%	3.42%
Class I Shares
Return Before Taxes	2.41%	3.42%	3.97%
BC10MB (reflects no deduction for fees, expenses or taxes)	4.05%	4.85%	5.15%
BC7MB (reflects no deduction for fees, expenses or taxes)	4.63%	5.17%	5.15%
Lipper Other States Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)	1.90%	3.33%	3.70%

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution

PROSPECTUS / August 31, 2011	31

MTB PENNSYLVANIA MUNICIPAL BOND FUND

of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Manager	Title	Service Date (with the Fund)
Susan L. Schnaars, CFA, CPA	Vice President	1996

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax and, for residents of Pennsylvania, state income tax. A portion of these distributions, however, may be subject to AMT. The Fund may also make distributions that are taxable to you as ordinary income.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

32	August 31, 2011 / PROSPECTUS

MTB SHORT DURATION GOVERNMENT BOND FUND SUMMARY

Investment Goal

The Fund seeks to provide current income and secondarily, preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class C Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.75%	None		None
Maximum Deferred Sales Charge (Load)	None	1.00%	(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None		None
Redemption Fee	None	None		None
Exchange Fee	None	None		None

(1)	If you redeem Class C Shares during the first year after purchase, you will pay a 1.00% contingent deferred sales charge (“CDSC”).

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fee	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.36%	2.11%	1.11%
Fee Waivers and/or Expense Reimbursements(1)	0.47%	0.45%	0.47%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.89%	1.66%	0.64%

(1)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares, Class C Shares and Class I Shares will not exceed 0.89%, 1.66% and 0.64%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class C Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$264	$553	$863	$1,742
Class C
Expenses assuming redemption	$269	$618	$1,093	$2,406
Expenses assuming no redemption	$169	$618	$1,093	$2,406
Class I
Expenses assuming redemption	$65	$306	$565	$1,308

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 255% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, by normally investing substantially all, but under normal market conditions no less than 80%, of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (“ARMs”) and collateralized mortgage obligations (“CMOs”) are included within the definition of “U.S. government securities.” The Fund expects to maintain a duration of less than three years under normal market conditions.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also

PROSPECTUS / August 31, 2011	33

MTB SHORT DURATION GOVERNMENT BOND FUND

invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation (“FICO”).

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital 1-3 Year Government Bond Index

(“BC1-3GB”) and the Fund’s secondary index, the Lipper Short U.S. Government Funds Average which shows how the Fund’s performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 2.00% 12/31/2008 Worst Quarter (1.14)% 6/30/2004

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 1.11%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years or Life of Fund
Class A Shares
Return Before Taxes	0.22%		3.62%		2.96%	*
Return After Taxes on Distributions	(0.70)%		2.43%		1.88%	*
Return After Taxes on Distributions and Sale of Fund Shares	0.14%		2.39%		1.89%	*
Class C Shares
Return Before Taxes	N/A	*	N/A	*	(0.27	)%**
Class I Shares
Return Before Taxes	2.27%		4.22%		3.81%
BCI-3GB (reflects no deduction for fees, expenses or taxes)	2.40%		4.32%		4.07%
Lipper Short U.S. Government Funds Average (reflects no deduction for taxes)	2.88%		3.69%		3.44%

*	Class A Shares commenced operations on August 18, 2003.

**	The total return for Class C Shares represents the cumulative performance for the period April 09, 2010 (commencement of operations) through December 31, 2010.

34	August 31, 2011 / PROSPECTUS

MTB SHORT DURATION GOVERNMENT BOND FUND

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Manager	Title	Service Date (with the Fund)
Robert J. Truesdell	Group Vice President	2001

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A and Class C):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / August 31, 2011	35

MTB SHORT-TERM CORPORATE BOND FUND SUMMARY

Investment Goal

The Fund seeks to provide current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class C Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.75%	None		None
Maximum Deferred Sales Charge (Load)	None	1.00%	(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None		None
Redemption Fee	None	None		None
Exchange Fee	None	None		None

(1)	If you redeem Class C Shares during the first year after purchase, you will pay a 1.00% contingent deferred sales charge (“CDSC”).

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fee	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	1.45%	2.20%	1.20%
Fee Waivers and/or Expense Reimbursements(1)	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.86%	1.61%	0.61%

(1)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares, Class C Shares and Class I Shares will not exceed 0.86%, 1.61% and 0.61%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class C Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$261	$568	$898	$1,831
Class C
Expenses assuming redemption	$264	$632	$1,127	$2,490
Expenses assuming no redemption	$164	$632	$1,127	$2,490
Class I
Expenses assuming redemption	$62	$322	$603	$1,403

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund’s Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund also invests in a range of U.S. government securities, including mortgage and asset-backed securities. For purposes of the Fund’s 80% investment policy, U.S. corporate fixed income securities may include corporate asset-backed securities. The Fund seeks to maintain a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund’s portfolio will vary within a range of zero to three years depending on market conditions. Under normal market conditions, the Fund invests at least 80% of its net assets in debt securities with maturities of between zero to three years.

In selecting securities for the Fund, the Advisor considers a security’s capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic

36	August 31, 2011 / PROSPECTUS

MTB SHORT-TERM CORPORATE BOND FUND

conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital 1-3 Year Government/Credit Bond Index (“BC1-3GCB”) and the Fund’s secondary index, the Lipper Short Investment Grade Debt Funds Average which shows how the Fund’s performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 2.68% 6/30/2009 Worst Quarter (1.10)% 6/30/2004

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 1.23%.

PROSPECTUS / August 31, 2011	37

MTB SHORT-TERM CORPORATE BOND FUND

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year		5 Years		10 Years or Life of Fund
Class A Shares
Return Before Taxes	1.00%		3.81%		3.08%	*
Return After Taxes on Distributions	0.31%		2.68%		2.06%	*
Return After Taxes on Distributions and Sale of Fund Shares	0.65%		2.58%		2.03%	*
Class C Shares
Return Before Taxes	N/A	*	N/A	*	0.47%	**
Class I Shares
Return Before Taxes	3.13%		4.35%		3.71%
BCI-3GCB (reflects no deduction for fees, expenses or taxes)	5.89%		5.53%		5.51%
Lipper Short Investment Grade Debt Funds Average (reflects no taxes)	3.90%		3.61%		3.65%

*	Class A Shares commenced operations on August 25, 2003.

**	The total return for Class C Shares represents the cumulative performance for the period April 08, 2010 (commencement of operations) through December 31, 2010.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Manager	Title	Service Date (with the Fund)
Wilmer C. Stith III, CFA	Vice President	1996

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A and Class C):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

38	August 31, 2011 / PROSPECTUS

MTB U.S. GOVERNMENT BOND FUND SUMMARY

Investment Goal

The Fund seeks to provide current income and secondarily, capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.58%	0.58%
Total Annual Fund Operating Expenses	1.53%	1.28%
Fee Waivers and/or Expense Reimbursements(1)	0.44%	0.54%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.09%	0.74%

(1)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 1.09% and 0.74%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$556	$870	$1,206	$2,155
Class I
Expenses assuming redemption	$76	$353	$651	$1,498

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal market conditions, by investing at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities and government-sponsored enterprises, including mortgage and asset backed securities issued by U.S. government sponsored enterprises. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year but may invest in debt securities with maturities ranging from overnight to 30 years. When considering the maturity of portfolio securities, the Fund takes into account factors such as: current economic conditions, Fed policy and the shape and slope of the yield curve. Certain mortgage backed securities, including adjustable rate mortgage securities (“ARMs”) and collateralized mortgage obligations (“CMOs”) are included within the definition of “U.S. government securities.” The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith

PROSPECTUS / August 31, 2011	39

MTB U.S. GOVERNMENT BOND FUND

and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation (“FICO”).

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital U.S. Government Bond Index (“BCUSGB”) and the Fund’s secondary index, the Lipper U.S. Government Funds Average which shows how the Fund’s performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 5.16% 12/31/2008 Worst Quarter (2.79)% 6/30/2004

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.01%.

40	August 31, 2011 / PROSPECTUS

MTB U.S. GOVERNMENT BOND FUND

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	(0.15)%	4.04%	4.42%
Return After Taxes on Distributions	(1.36)%	2.58%	2.76%
Return After Taxes on Distributions and Sale of Fund Shares	(0.10)%	2.58%	2.77%
Class I Shares
Return Before Taxes	4.80%	5.09%	4.49%	*
BCUSGB (reflects no deduction for fees, expenses or taxes)	5.52%	5.45%	5.42%
Lipper U.S. Government Funds Average (reflects no deduction for taxes)	5.92%	4.65%	4.61%

*	Class I Shares commenced operations on August 18, 2003.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Manager	Title	Service Date (with the Fund)
James M. Hannan	Administrative Vice President	2002

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / August 31, 2011	41

MTB VIRGINIA MUNICIPAL BOND FUND SUMMARY

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and Virginia state and local income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares.

Shareholder Fees

(Fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Class A
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.84%
Total Annual Fund Operating Expenses	1.79%
Fee Waivers and/or Expense Reimbursements(1)	0.83%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.96%

(1)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares will not exceed 0.96%. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$544	$912	$1,303	$2,396

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Virginia and Virginia municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

42	August 31, 2011 / PROSPECTUS

MTB VIRGINIA MUNICIPAL BOND FUND

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

•

Virginia Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Virginia issuers. The economy of Virginia is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors. Such changes could include changes in political parties in power, government spending cuts or economic downturn.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Barclays Capital 10 Year Municipal Bond Index (“BC10MB”), the Fund’s secondary broad-based market index, the Barclays Capital 7 Year Municipal Bond Index (“BC7MB”), the Lipper Virginia Municipal Debt Funds Average and the Lipper Other States Intermediate Municipal Debt Funds Average which shows how the Fund’s performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 4.38% 9/30/2002 Worst Quarter (2.75)% 12/31/2010

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.35%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(2.55)%	2.39%	3.40%
Return After Taxes on Distributions	(2.55)%	2.32%	3.33%
Return After Taxes on Distributions and Sale of Fund Shares	(0.56)%	2.55%	3.44%
BC10MB (reflects no deduction for fees, expenses or taxes)	4.05%	4.85%	5.15%
BC7MB (reflects no deduction for fees, expenses or taxes)	4.63%	5.17%	5.15%
Lipper Virginia Municipal Debt Funds Average (reflects no deduction for fees, expenses or taxes)	0.71%	2.87%	3.86%
Lipper Other States Intermediate Municipal Debt Funds Average (reflects no deduction for taxes)	1.90%	3.33%	3.70%

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and

PROSPECTUS / August 31, 2011	43

MTB VIRGINIA MUNICIPAL BOND FUND

local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Manager	Title	Service Date (with the Fund)
Susan L. Schnaars, CFA, CPA	Vice President	2006

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount:	$500
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are primarily exempt from regular federal income tax and, for residents of Virginia, state income tax. A portion of these distributions, however, may be subject to AMT. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

44	August 31, 2011 / PROSPECTUS

MTB STRATEGIC ALLOCATION FUND SUMMARY

Investment Goal

The Fund’s investment goal is to provide total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.61%	0.79%
Acquired Fund Fees and Expenses(1)	0.77%	0.77%
Total Annual Fund Operating Expenses	2.28%	2.21%
Fee Waiver and/or Expense Reimbursement(2)	0.41%	0.59%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.87%	1.62%

(1)	Acquired Fund Fees and Expenses have been restated to reflect current fees, and are not included in the financial highlights.

(2)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses) paid by the Fund’s Class A Shares and Class I Shares will not exceed 1.10% and 0.85%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Expenses assuming redemption	$729	$1,185	$1,667	$2,992
Class I Shares
Expenses assuming redemption	$165	$635	$1,132	$2,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment goal by allocating its investments among fixed income securities, equity securities and other assets in an effort to achieve a total return (current income plus capital appreciation) in excess of a traditional 60/40 (equity/fixed income) portfolio over the medium term. The Fund invests, directly and indirectly, in a broad combination of fixed-income and equity securities, and other assets. The Fund invests directly by buying individual equity and fixed income securities, including exchange-traded notes. The Fund invests indirectly by buying shares of other funds, some of which are managed by the Advisor and some of which are not (Underlying Funds). Underlying Funds may include open-end, closed-end and exchange-traded funds (ETFs). The Advisor will vary, from time to time, the amount of assets that is allocated among equity and fixed income investments, and among individual securities and Underlying Funds, in an attempt to achieve the Fund’s investment goal, based upon the Advisor’s view of economic conditions. The Fund will not acquire more than 25% of the outstanding voting securities of any Underlying Fund.

The Fund anticipates that generally, it will maintain the following allocations, although the Fund is not required to maintain exposure to any particular asset class or investment style. The following allocation ranges are approximate and may be exceeded from time to time:

•	allocating 20%-75% of fund assets to global equity securities;

PROSPECTUS / August 31, 2011	45

MTB STRATEGIC ALLOCATION FUND

•	allocating 10%-75% of fund assets to global fixed income securities;

•	allocating 0%-40% of fund assets to non-traditional investments; and

•	allocating 0%-10% of fund assets to cash and cash equivalents.

Underlying Funds may invest in any industry or business, and in any country, region or market. An Underlying Fund may invest in any type of equity security (common, preferred or convertible) and in any capitalization range (e.g., micro-, small-, mid-, large- or mega-cap), and may employ any investment style (e.g., growth, value, core). An Underlying Fund may invest in any type of fixed income security (e.g., corporate, government, asset-backed, mortgage-backed and zero-coupon securities), including fixed rate, variable rate, inflation-indexed and floating rate debt (including bank loans), with any maturity (e.g., short-term, intermediate-term or long-term), secured or unsecured, and with any credit quality or rating (e.g., investment grade, high yield (“junk”). The Fund may make non-traditional investments through Underlying Funds that invest in real estate assets, commodity–related assets and natural resources, infrastructure assets and hedge fund strategies, and through investments in exchange-traded notes that are linked, directly or indirectly, to real estate, commodities, natural resources, infrastructure assets and hedge fund strategies. The Advisor may invest directly in equity and fixed income securities of the same types and with the same terms and features as described above for Underlying Funds, other than with respect to hedge fund strategies, real estate, and commodities. The Advisor anticipates that generally, it will make direct investments in securities in domestic markets and on domestic exchanges, although it may invest directly in foreign markets. Within the parameters described above (and subject to any other applicable limitations), the Advisor may favor particular asset classes, investment styles, types and qualities of securities, geographic regions, markets and industries.

When making allocation decisions, the Advisor considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends relating to trade balances and labor information. While the Advisor performs these analyses on a daily basis, material shifts in asset class exposures typically take place over longer periods of time. The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of stocks, bonds and non-traditional investments in connection with economic, financial and other market trends.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

•

Asset Allocation Risk. The Advisor’s asset allocation decisions among various investments, including equity securities and fixed income securities, may not anticipate market trends successfully. The Fund’s investment performance depends upon how its assets are allocated and reallocated according to its asset allocation targets and ranges. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

•

Commodity-Related Risks. Underlying Funds that invest in commodities expose the Fund to the greater volatility of the commodity markets, to commodity-specific risks (weather, disease, supply/demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund (and any Underlying Fund) invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Underlying Funds that invest in floating rate bank loans (through loan participations or assignments) expose the Fund to both lender and borrower risk, as well as to the potential of a lack liquidity in the market for floating rate loans.

•

Exchange Traded Funds (ETFs) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading

46	August 31, 2011 / PROSPECTUS

MTB STRATEGIC ALLOCATION FUND

market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•

Exchange Traded Notes (ETNs) Risk. The value of ETNs, which combine features of ETFs and bonds, depends on the performance of the index or other asset underlying the ETN and the creditworthiness of the ETN’s issuer. Unlike ETFs, ETNs are not structured as investment companies and, unlike bonds, they may have no periodic interest payments. ETNs are not secured by any collateral.

•

Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•

Hedge Fund Strategies’ Risks. Underlying Funds that invest, directly or indirectly, in managers employing hedge fund-type investment strategies may have markedly higher investment management fees than other funds. Hedge fund strategies may be narrowly focused on a particular market, security type or activity, and would be exposed to greater risk of loss if the investment thesis underlying the focus does not occur as anticipated. Hedge fund strategies that are intended to reduce the Fund’s volatility may fail to do so effectively. The use of leverage by a hedge fund strategy (e.g., through options) will magnify any losses incurred by the strategy.

•

Infrastructure Assets Risk. Underlying Funds that invest, directly or indirectly, in infrastructure operators and projects (e.g., toll roads, port facilities, transmission lines, sewage treatment plants) expose the Fund to the risks associated with large, long-term construction projects, to financial, operating and competitive risks, and to the risks of changing economic and regulatory conditions and political instability in the country or region where the asset is located. These risks may be amplified for real assets located outside of the United States.

•

Inflation-Indexed Securities’ Risks. The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of an inflation-indexed security. The Fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Natural Resources Risks. Underlying Funds that invest in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating) expose the Fund to the greater volatility of the markets for these companies’ products, and to international economic, political and regulatory influences that frequently affect the operations of these companies.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•

Real Estate-Related Risks. Underlying Funds that invest in real estate (generally real estate investment trusts) expose the Fund to the risks of owning real estate directly, such as market-specific conditions (economic, supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates.

•	Small-Cap Stocks Risk. Smaller companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

•

Stock Market Risk. The value of equity securities in the Fund’s portfolio (and any Underlying Fund’s portfolio) will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•

Underlying Funds’ Risk. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of the Fund to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described above. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

PROSPECTUS / August 31, 2011	47

MTB STRATEGIC ALLOCATION FUND

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance reflected in the bar chart for the Fund does not reflect any sales charges, which, if reflected, would lower returns. The table shows returns for the Fund’s primary broad-based market index, the Standard & Poor’s 500 Index, and the Fund’s secondary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index, which is used to show how the Fund’s performance compares with the returns of an index of funds or securities with similar investment goals. The Fund also compares its performance to a blended benchmark constructed by the Adviser. Updated performance information for the Fund can be obtained by visiting www.mtbfunds.com.

The performance information for the periods prior to June 11, 2010 for all share classes of the Fund is the historical performance information for the MTB Managed Allocation Fund—Moderate Growth (“Moderate Fund”), which, along with two other MTB Funds, was merged into the Fund at that time. The historic performance information of the Moderate Fund is shown because it was the accounting survivor of the merger. The Moderate Fund, did not offer Class I Shares, although the Fund has done so since July 16, 1993. Thus, the information for the Class I Shares in the table below is that of the Class A Shares of the Moderate Fund, after adjustments to reflect the sales load of the Class I Shares.

Annual Total Returns – Class A Shares

Best Quarter 15.41% 6/30/2009 Worst Quarter (14.87)% 12/31/2008

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.75%.

	1 Year		5 Years		10 Years or Life of Fund
Class A Shares
Return Before Taxes	4.66%		1.73%		1.96%
Return After Taxes on Distributions	4.02%		0.74%		1.13%
Return After Taxes on Distributions and Sale of Fund Shares	3.01%		1.11%		1.34%
Class I Shares*
Return Before Taxes	N/A	*	N/A	*	14.10%	*
S&P 500® (reflects no deductions for fees, expenses or taxes)	15.06%		2.29%		1.41%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%		5.80%		5.84%
Blended Benchmark (reflects no deductions for fees, expenses or taxes)**	10.88%		4.32%		4.35%
Lipper Mixed Asset Target Allocation Growth Fund Average (reflects no deduction for taxes)	12.78%		3.32%		3.13%

*	The total return for Class I Shares represents the cumulative performance for the period June 11, 2010 (commencement of operations) through December 31, 2010.

**	33% S&P 500 Index; 3% Russell Midcap Index; 4% Russell 2000 Index; 20% MSCI EAFE (Net) Index; 28% Barclays Capital U.S. Aggregate Bond Index; 7% Citigroup World BIG ex-U.S. Index; and 5% Citigroup 3-Month T-bill.

Past performance (before and after taxes) is no guarantee of future results.

48	August 31, 2011 / PROSPECTUS

MTB STRATEGIC ALLOCATION FUND

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Managers	Title	Service Date (with the Fund)
Valerie J. Gospodarek, CFA, CIMA	Vice President	March 2010
Mark Stevenson, CFA	Vice President	March 2010

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A Shares):	$500
Minimum Initial Investment Amount (Class I Shares):	$100,000
Minimum Subsequent Investment Amount:	$25

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / August 31, 2011	49

MTB INTERNATIONAL EQUITY FUND SUMMARY

Investment Goal

The Fund seeks to provide long term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	1.73%	1.48%
Fee Waivers and/or Expense Reimbursements(1)	0.12%	—
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.61%	1.48%

(1)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 1.61% and 1.48%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$705	$1,054	$1,426	$2,468
Class I
Expenses assuming redemption	$151	$468	$808	$1,769

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing substantially all, but under normal circumstances not less than 80% (measured at time or purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, including emerging markets, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (“MSCI EAFE”) Index, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund’s sub-advisors, LSV Assets Management (“LSV”) (with respect to the value style portion of the portfolio where LSV looks for companies with relatively low or unrecognized valuations); Baring International Investment Limited (“Barings” ) (with respect to the core style portion of the portfolio, where Barings employs a growth at a reasonable strategy price strategy uses stock, sector and country factors in portfolio construction); and Hansberger Global Investors, Inc. (“HGI”) (with respect to the growth style portion of the portfolio, where HGI looks for companies which have above-average sales and earnings growth).

50	August 31, 2011 / PROSPECTUS

MTB INTERNATIONAL EQUITY FUND

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•	Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

•

Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•	Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

•	Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the MSCI-EAFE Index, and the Fund’s secondary indices, the Lipper International Multi-Cap Core Funds Average and the Lipper International Multi-Cap Growth Funds Average which show how the Fund’s performance compares with the returns of indexes of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 26.57% 6/30/2009 Worst Quarter (22.49)% 12/31/2008

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 4.02%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	2.66%	0.62%	2.53%
Return After Taxes on Distributions	2.35%	(0.50)%	1.52%
Return After Taxes on Distributions and Sale of Fund Shares	1.73%	0.13%	1.78%
Class I Shares
Return Before Taxes	8.78%	1.85%	7.08%	*
MSCI-EAFE Index (reflects no deductions for fees, expenses or taxes)	7.75%	2.46%	3.50%
Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)	11.41%	3.58%	5.33%
Lipper International Multi-Cap Growth Funds Average** (reflects no deductions for taxes)	15.14%	4.06%	3.89%

*	Class I Shares commenced operations on August 18, 2003.

**	As of July 15, 2010, Lipper classifies the MTB International Equity Fund in this average.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table.

PROSPECTUS / August 31, 2011	51

MTB INTERNATIONAL EQUITY FUND

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Managers	Title	Service Date (with the Fund)
Puneet Mansharamani, CFA (value portion) (LSV)	Partner and Senior Quantitative Analyst	2000
Josef Lakonishok (value portion) (LSV)	Partner and Chief Executive Officer	1994
Menno Vermeulen, CFA (value portion) (LSV)	Partner and Senior Quantitative Analyst	1995
David Bertocchi, CFA (core portion) (Barings)	Divisional Director	2000
Jonathan Greenhill (core portion) (Barings)	Equity Investment Manager	2011
Thomas R. H. Tibbles, CFA (growth portion) (HGI)	Chief Investment Officer – Canada and Managing Director – Growth Team	1999
Barry A. Lockhart , CFA (growth portion) (HGI)	Deputy Managing Director – Canada	1999
Trevor Graham, CFA (growth portion) (HGI)	Senior Vice President, Research	2004
Patrick Tan (growth portion) (HGI)	Senior Vice President, Research	1999

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

52	August 31, 2011 / PROSPECTUS

MTB LARGE CAP GROWTH FUND SUMMARY

Investment Goal

The Fund seeks to provide long term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.56%	0.56%
Total Annual Fund Operating Expenses	1.66%	1.41%
Fee Waivers and/or Expense Reimbursements(1)	0.24%	0.37%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.42%	1.04%

(1)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 1.42% and 1.04%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$687	$1,023	$1,381	$2,388
Class I
Expenses assuming redemption	$106	$410	$736	$1,659

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing, under normal conditions, at least 80% of the value of its net assets in diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large companies that have a strong history of earnings growth, are attractively priced (relative to the company’s potential for above-average, long-term earnings and revenue growth), have strong balance sheets, have a sustainable competitive advantage and are currently (or have the potential to become) industry leaders.

Large cap companies will be defined as companies with market capitalizations similar to companies in the Russell 1000 Growth Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2011, the market capitalization of companies in the Russell 1000 Growth Index ranged from $979 million to $401 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2011.

PROSPECTUS / August 31, 2011	53

MTB LARGE CAP GROWTH FUND

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Russell 1000 Growth Index (“Russell 1000 Growth”) and the Fund’s secondary index, the Lipper Large-Cap Growth Funds Average which shows how the Fund’s performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 17.65% 6/30/2009 Worst Quarter (23.36)% 12/31/2008

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 4.52%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Year or Life of Fund
Class A Shares
Return Before Taxes	5.83%	1.04%	(1.25)%
Return After Taxes on Distributions	5.81%	0.91%	(1.32)%
Return After Taxes on Distributions and Sale of Fund Shares	3.79%	0.86%	(1.07)%
Class I Shares
Return Before Taxes	12.55%	2.41%	3.43% *
Russell 1000 Growth (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%
Lipper Large-Cap Growth Funds Average (reflects no deduction for taxes)	14.80%	2.48%	(0.24)%

*	Class I Shares commenced operations on August 18, 2003.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution

54	August 31, 2011 / PROSPECTUS

MTB LARGE CAP GROWTH FUND

of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Manager	Title	Service Date (with the Fund)
Allen J. Ashcroft, Jr.	Administrative Vice President	1996

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / August 31, 2011	55

MTB LARGE CAP VALUE FUND SUMMARY

Investment Goal

The Fund seeks to provide long term capital appreciation and secondarily, current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	1.43%	1.18%
Fee Waivers and/or Expense Reimbursements(1)	0.11%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.32%	1.04%

(1)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses) paid by the Fund’s Class A Shares and Class I Shares will not exceed 1.32% and 1.04%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$677	$968	$1,279	$2,160
Class I Expenses assuming redemption	$106	$361	$636	$1,421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. and foreign companies. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

Large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index or the Russell 1000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2011, the market capitalization of companies in the S&P 500 Index ranged from $1.65 billion to $401 billion, and the market capitalization of companies in the Russell 1000 Index ranged from $661 million to $393 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2011.

56	August 31, 2011 / PROSPECTUS

MTB LARGE CAP VALUE FUND

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•

Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

•

Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or for the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Russell 1000 Value Index (“Russell 1000 Value”) and the Fund’s secondary indices, the Lipper Large-Cap Value Funds Average and the Lipper Large-Cap Core Funds Average which show how the Fund’s performance compares with the returns of indexes of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 19.35% 6/30/2003 Worst Quarter (21.47)% 9/30/2002

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.42%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	8.66%	0.42%	1.59%
Return After Taxes on Distributions	8.53%	(0.37)%	0.88%
Return After Taxes on Distributions and Sale of Fund Shares	5.62%	0.10%	1.08%
Class I Shares
Return Before Taxes	15.36%	1.61%	5.56%	*
Russell 1000 Value (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%
Lipper Large-Cap Value Funds Average (reflects no deduction for taxes)	12.96%	0.88%	2.61%
Lipper Large-Cap Core Funds Average ** (reflects no deduction for taxes)	12.94%	1.93%	1.34%

*	Class I Shares, commenced operations on August 18, 2003.

**	As of July 15, 2010, Lipper Classifies the MTB Large Cap Value Fund in this Average.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding

PROSPECTUS / August 31, 2011	57

MTB LARGE CAP VALUE FUND

table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Managers	Title	Service Date (with the Fund)
Jon D. Bosse, CFA (NWQ)	Chief Investment Officer	1996
Kevin A. Hunter (NWQ)	Senior Vice President	2004

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

58	August 31, 2011 / PROSPECTUS

MTB MID CAP GROWTH FUND SUMMARY

Investment Goal

The Fund seeks to provide long term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.52%	0.52%
Total Annual Fund Operating Expenses	1.62%	1.37%
Fee Waivers and/or Expense Reimbursements(1)	0.38%	0.29%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.24%	1.08%

(1)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 1.24% and 1.08%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$669	$998	$1,349	$2,337
Class I
Expenses assuming redemption	$110	$405	$722	$1,621

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal market conditions, the Fund seeks to at least 80% of the value of its net assets in equity securities of mid cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The Fund’s Advisor chooses stocks of mid cap companies that have significant growth potential. In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth.

Mid cap companies will be defined as companies with market capitalizations similar to companies in the Russell Mid Cap Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2011, the market capitalization of companies in the market capitalization of companies in the Russell Mid Cap Index ranged from $979 million to $18 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid cap companies at time of purchase will likely differ from the range at June 30, 2011.

PROSPECTUS / August 31, 2011	59

MTB MID CAP GROWTH FUND

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•

Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Russell Mid Cap Growth Index (“Russell Mid Cap Growth”), and the Fund’s secondary index, the Lipper Mid Cap Growth Funds Average which shows how the Fund’s performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 20.95% 6/30/2009
Worst Quarter (27.21)% 12/31/2008

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 10.38%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	22.01%	5.29%	4.90%
Return After Taxes on Distributions	22.01%	4.08%	4.10%
Return After Taxes on Distributions and Sale of Fund Shares	14.30%	4.20%	4.05%
Class I Shares
Return Before Taxes	29.48%	6.64%	5.64%
Russell Mid Cap Growth (reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	3.12%
Lipper Mid Cap Growth Funds Average (reflects no deduction for taxes)	25.87%	4.67%	3.01%

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a

60	August 31, 2011 / PROSPECTUS

MTB MID CAP GROWTH FUND

shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Manager	Title	Service Date (with the Fund)
Mark Schultz, CFA	Administrative Vice President	2003

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / August 31, 2011	61

MTB SMALL CAP GROWTH FUND SUMMARY

Investment Goal

The Fund seeks to provide long term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class C Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None		None
Maximum Deferred Sales Charge (Load)	None	1.00%	(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None		None
Redemption Fee	None	None		None
Exchange Fee	None	None		None

(1)	If you redeem Class C Shares during the first year after purchase, you will pay a 1.00% contingent deferred sales charge (“CDSC”).

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fee	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None
Other Expenses	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses	1.67%	2.17%	1.42%
Fee Waivers and/or Expense Reimbursements(1)	0.20%	0.65%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	1.47%	1.52%	1.25%

(1)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares, Class C Shares and Class I Shares will not exceed 1.47%, 1.52% and 1.25%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class C Shares and Class I Shares for the

time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$691	$1,029	$1,389	$2,401
Class C
Expenses assuming redemption	$255	$617	$1,106	$2,454
Expenses assuming no redemption	$155	$617	$1,106	$2,454
Class I
Expenses assuming redemption	$127	$432	$760	$1,688

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 393% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund’s Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities. In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock’s price.

Small cap companies will be defined as companies with market capitalizations similar to companies in the S&P SmallCap 600 Index or the Russell 2000 Index. The definition will be applied at the time of initial investment, and

62	August 31, 2011 / PROSPECTUS

MTB SMALL CAP GROWTH FUND

the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2011, the market capitalization of companies in the S&P SmallCap 600 Index ranged from $40 million to $4 billion, and the market capitalization of companies in the Russell 2000 Index ranged from $56 million to $3 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining small cap companies at time of purchase will likely differ from the range at June 30, 2011.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•

Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•

Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Russell 2000 Growth Index (“Russell 2000 Growth”) and the Fund’s secondary index, the Lipper Small

Cap Growth Funds Average which shows how the Fund’s performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 25.45% 6/30/2003 Worst Quarter (28.11)% 12/31/2008

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 8.49%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	18.68%	3.63%	2.80%
Return After Taxes on Distributions	18.68%	1.62%	1.51%
Return After Taxes on Distributions and Sale of Fund Shares	12.14%	2.06%	1.73%
Class C Shares
Return Before Taxes	24.63%	4.88%	3.06%
Class I Shares
Return Before Taxes	25.80%	4.93%	3.51%
Russell 2000 Growth (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%
Lipper Small Cap Growth Funds Average (reflects no deduction for taxes)	27.62%	4.21%	3.47%

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax

PROSPECTUS / August 31, 2011	63

MTB SMALL CAP GROWTH FUND

situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Managers	Title	Service Date (with the Fund)
James E. Thorne, Ph.D	Administrative Vice President	2003
Bradley A. Williams	Vice President	2007
Steven R. Crain, CFA	Vice President	2007

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A and Class C):	$500
Minimum Initial Investment Amount (Class I):	$100,000
Minimum Subsequent Investment Amount:	$25

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

64	August 31, 2011 / PROSPECTUS

ADDITIONAL INFORMATION ABOUT INVESTMENT GOAL, STRATEGIES AND RISKS OF THE FUNDS AND THE UNDERLYING FUNDS

The following pages describe the investment goal, strategies and risks of the Funds and the underlying funds. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus. The investment goal of a Fund may only be changed upon the approval of a majority of the outstanding shares of the Fund. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

This prospectus of the Trust offers Shares of 22 Funds, including Class A Shares, Class A2 Shares, Class C Shares, Class I Shares, Class I2 Shares, Corporate Shares and Class S Shares.

MTB MONEY MARKET FUND

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Interest Rate Risk
•	Credit Risk

MTB PRIME MONEY MARKET FUND

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Interest Rate Risk
•	Credit Risk

MTB NEW YORK TAX-FREE MONEY MARKET FUND

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and New York state and local income taxes while maintaining liquidity and stability of principal.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal and New York State income taxes. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal and New York state income taxes, including the federal alternative minimum tax (“AMT”).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

PROSPECTUS / August 31, 2011	65

ADDITIONAL INFORMATION ABOUT INVESTMENT GOAL, STRATEGIES AND RISKS OF THE FUNDS AND THE UNDERLYING FUNDS

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Interest Rate Risk
•	Credit Risk
•	Tax Risk
•	New York Investment Risk

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes while maintaining liquidity and stability of principal.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal and Pennsylvania personal income taxes. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal and Pennsylvania personal income taxes, including the federal alternative minimum tax (“AMT”).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Interest Rate Risk
•	Credit Risk
•	Tax Risk
•	Pennsylvania Investment Risk

MTB TAX-FREE MONEY MARKET FUND

Investment Goal

The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal income tax, including the federal alternative minimum tax (“AMT”).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Interest Rate Risk
•	Credit Risk
•	Tax Risk

MTB U.S. GOVERNMENT MONEY MARKET FUND

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. Government, and its agencies and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements

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relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Interest Rate Risk
•	Credit Risk

MTB U.S. TREASURY MONEY MARKET FUND

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Interest Rate Risk

MTB INCOME FUND

Investment Goal

The Fund seeks to provide current income and secondarily, capital growth.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. The Fund’s Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund seeks to maintain a dollar-weighted average maturity of four to ten years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Interest Rate Risk
•	Credit Risk
•	Call Risk
•	Prepayment Risk
•	Non-Investment Grade Securities (Junk Bonds) Risk
•	Active Trading Risk

MTB INTERMEDIATE-TERM BOND FUND

Investment Goal

The Fund seeks to provide current income and secondarily, capital growth.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund normally invests in

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securities with intermediate maturities, and the Fund seeks to maintain a dollar-weighted average maturity of three to five years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund’s portfolio will vary within a range of three to five years depending on market conditions. Under normal market conditions, the Fund invests at least 80% of its net assets in debt securities with maturities of between one to five years.

In selecting securities for the Fund, the Advisor considers a security’s credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Interest Rate Risk
•	Credit Risk
•	Call Risk
•	Prepayment Risk
•	Non-Investment Grade Securities (Junk Bonds) Risk
•	Active Trading Risk

MTB MARYLAND MUNICIPAL BOND FUND

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and Maryland state and local income taxes.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the portfolio in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Interest Rate Risk
•	Credit Risk
•	Call Risk
•	Tax Risk
•	Risk of Non-Diversification
•	Maryland Investment Risk

MTB NEW YORK MUNICIPAL BOND FUND

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the portfolio in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Interest Rate Risk
•	Credit Risk

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•	Call Risk
•	Tax Risk
•	Risk of Non-Diversification
•	New York Investment Risk

MTB PENNSYLVANIA MUNICIPAL BOND FUND

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the portfolio in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Interest Rate Risk
•	Credit Risk
•	Call Risk
•	Tax Risk
•	Risk of Non-Diversification
•	Pennsylvania Investment Risk

MTB SHORT DURATION GOVERNMENT BOND FUND

Investment Goal

The Fund seeks to provide current income and secondarily, preservation of capital.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, by normally investing substantially all, but under normal market conditions no less than 80%, of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (“ARMs”) and collateralized mortgage obligations (“CMOs”) are included within the definition of “U.S. government securities.” The Fund expects to maintain a duration of less than three years under normal market conditions.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation (“FICO”).

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Interest Rate Risk
•	Credit Risk
•	Call Risk
•	Prepayment Risk
•	Active Trading Risk

MTB SHORT-TERM CORPORATE BOND FUND

Investment Goal

The Fund seeks to provide current income.

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Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund’s Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund also invests in a range of U.S. government securities, including mortgage and asset-backed securities. For purposes of the Fund’s 80% investment policy, U.S. corporate fixed income securities may include corporate asset-backed securities. The Fund seeks to maintain a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund’s portfolio will vary within a range of zero to three years depending on market conditions. Under normal market conditions, the Fund invests at least 80% of its net assets in debt securities with maturities of between zero to three years.

In selecting securities for the Fund, the Advisor considers a security’s capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Interest Rate Risk
•	Credit Risk
•	Call Risk
•	Prepayment Risk
•	Non-Investment Grade Securities (Junk Bonds) Risk
•	Active Trading Risk

MTB U.S. GOVERNMENT BOND FUND

Investment Goal

The Fund seeks to provide current income and secondarily, capital appreciation.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal market conditions, by investing at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities and government-sponsored enterprises, including mortgage and asset backed securities issued by U.S. government sponsored enterprises. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year but may invest in debt securities with maturities ranging from overnight to 30 years. When considering the maturity of portfolio securities, the Fund takes into account factors such as: current economic conditions, Fed policy and the shape and slope of the yield curve. Certain mortgage backed securities, including adjustable rate mortgage securities (“ARMs”) and collateralized mortgage obligations (“CMOs”) are included within the definition of “U.S. government securities.” The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation (“FICO”).

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Interest Rate Risk
•	Credit Risk
•	Call Risk
•	Non-Investment Grade Securities (Junk Bonds) Risk
•	Leverage Risk
•	Prepayment Risk

MTB VIRGINIA MUNICIPAL BOND FUND

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and Virginia state and local income taxes.

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Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Virginia and Virginia municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Interest Rate Risk
•	Credit Risk
•	Call Risk
•	Tax Risk
•	Risk of Non-Diversification
•	Virginia Investment Risk

MTB STRATEGIC ALLOCATION FUND

Investment Goal

The Fund’s investment goal is to provide total return.

Principal Investment Strategies of the Fund

The Fund pursues its investment goal by allocating its investments among fixed income securities, equity securities and other assets in an effort to achieve a total return (current income plus capital appreciation) in excess of a traditional 60/40 (equity/fixed income) portfolio over the medium term. The Fund invests, directly and indirectly, in a broad combination of fixed-income and equity securities, and other assets. The Fund invests directly by buying individual equity and fixed income securities, including exchange-traded notes. The Fund invests indirectly by buying shares of other funds, some of which are managed by the Advisor and some of which are not (Underlying Funds). Underlying Funds may include open-end, closed-end and exchange-traded funds

(ETFs). The Advisor will vary, from time to time, the amount of assets that is allocated among equity and fixed income investments, and among individual securities and Underlying Funds, in an attempt to achieve the Fund’s investment goal, based upon the Advisor’s view of economic conditions. The Fund will not acquire more than 25% of the outstanding voting securities of any Underlying Fund.

The Fund anticipates that generally, it will maintain the following allocations, although the Fund is not required to maintain exposure to any particular asset class or investment style. The following allocation ranges are approximate and may be exceeded from time to time:

•	allocating 20%-75% of fund assets to global equity securities;

•	allocating 10%-75% of fund assets to global fixed income securities;

•	allocating 0%-40% of fund assets to non-traditional investments; and

•	allocating 0%-10% of fund assets to cash and cash equivalents.

Underlying Funds may invest in any industry or business, and in any country, region or market. An Underlying Fund may invest in any type of equity security (common, preferred or convertible) and in any capitalization range (e.g., micro-, small-, mid-, large- or mega-cap), and may employ any investment style (e.g., growth, value, core). An Underlying Fund may invest in any type of fixed income security (e.g., corporate, government, asset-backed, mortgage-backed, and zero-coupon securities), including fixed rate, variable rate, inflation-indexed and floating rate debt (including bank loans), with any maturity (e.g., short-term, intermediate-term or long-term), secured or unsecured, and with any credit quality or rating (e.g., investment grade, high yield (“junk”). The Fund may make non-traditional investments through Underlying Funds that invest in real estate assets, commodity–related assets and natural resources, infrastructure assets and hedge fund strategies, and through investments in exchange-traded notes that are linked, directly or indirectly, to real estate, commodities, natural resources, infrastructure assets and hedge fund strategies. The Advisor may invest directly in equity and fixed income securities of the same types and with the same terms and features as described above for Underlying Funds, other than with respect to hedge fund strategies, real estate, and commodities. The Advisor anticipates that generally, it will make direct investments in securities in domestic markets and on domestic exchanges, although it may invest directly in foreign markets. Within the parameters described above (and subject to any other applicable limitations), the Advisor may favor particular asset classes, investment styles, types and qualities of securities, geographic regions, markets and industries.

When making allocation decisions, the Advisor considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data

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includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends relating to trade balances and labor information. While the Advisor performs these analyses on a daily basis, material shifts in asset class exposures typically take place over longer periods of time. The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of stocks, bonds and nontraditional investments in connection with economic, financial and other market trends.

Until June 2011, the Fund was required to invest 35-40% of its assets in Underlying Funds that are managed by the Advisor due to tax restrictions that were a legacy of tax-free reorganizations in which the Fund engaged in 2010.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Active Trading Risk
•	Asset Allocation Risk
•	Commodity-Related Risks
•	Credit Risk
•	Exchange Traded Funds (ETFs) Risk
•	Exchange Traded Notes (ETNs) Risk
•	Foreign Investing Risks
•	Hedge Fund Strategies’ Risks
•	Infrastructure Assets Risk
•	Inflation-Indexed Securities’ Risks
•	Interest Rate Risk
•	Natural Resources Risks
•	Non-Investment Grade Securities (Junk Bonds) Risk
•	Real Estate-Related Risks
•	Small-Cap Stocks Risk
•	Stock Market Risk
•	Underlying Funds’ Risk

MTB INTERNATIONAL EQUITY FUND

Investment Goal

The Fund seeks to provide long term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing substantially all, but under normal circumstances not less than 80% (measured at time or purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, including emerging markets, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (“MSCI EAFE”) Index, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund’s sub-advisors, LSV Assets Management (“LSV”) (with respect to the value style portion of the portfolio where LSV looks for companies with relatively low or unrecognized valuations); Baring International Investment Limited (“Barings”) (with respect to the core style portion of the portfolio, where Barings employs a growth at a reasonable strategy price strategy uses stock, sector and country factors in portfolio construction); and Hansberger Global Investors, Inc. (“HGI”) (with respect to the growth style portion of the portfolio, where HGI looks for companies which have above-average sales and earnings growth).

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Stock Market Risk
•	Risks Related to Investing for Growth
•	Risks Related to Investing for Value
•	Foreign Investing Risks
•	Currency Risk
•	Risk of Investing in Emerging Market Countries

MTB LARGE CAP GROWTH FUND

Investment Goal

The Fund seeks to provide long term capital appreciation.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing, under normal conditions, at least 80% of the value of its net assets in diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund

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seeks to invest in high-quality, well-established large companies that have a strong history of earnings growth, are attractively priced (relative to the company’s potential for above-average, long-term earnings and revenue growth), have strong balance sheets, have a sustainable competitive advantage and are currently (or have the potential to become) industry leaders.

Large cap companies will be defined as companies with market capitalizations similar to companies in the Russell 1000 Growth Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2011, the market capitalization of companies in the Russell 1000 Growth Index ranged from $979 million to $401 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2011.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Stock Market Risk
•	Risks Related to Investing for Growth

MTB LARGE CAP VALUE FUND

Investment Goal

The Fund seeks to provide long term capital appreciation and secondarily, current income.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. and foreign companies. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

Large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index or the Russell 1000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a preexisting investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2011, the market capitalization of companies in the S&P 500 Index ranged from $1.65 billion to $401 billion, and the market capitalization of companies in the Russell 1000 Index ranged from $661 million to $393 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2011.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Stock Market Risk
•	Risks Related to Investing for Value
•	Foreign Investing Risks

MTB MID CAP GROWTH FUND

Investment Goal

The Fund seeks to provide long term capital appreciation.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal market conditions, the Fund seeks to at least 80% of the value of its net assets in equity securities of mid cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The Fund’s Advisor chooses stocks of mid cap companies that have significant growth potential. In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth.

Mid cap companies will be defined as companies with market capitalizations similar to companies in the Russell Mid Cap Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2011, the market capitalization of companies in the market capitalization of companies in the Russell Mid Cap Index ranged from $979 million to $18 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid cap companies at time of purchase will likely differ from the range at June 30, 2011.

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ADDITIONAL INFORMATION ABOUT INVESTMENT GOAL, STRATEGIES AND RISKS OF THE FUNDS AND THE UNDERLYING FUNDS

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Stock Market Risk
•	Risks Related to Investing for Growth
•	Risks Related to Company Size

MTB SMALL CAP GROWTH FUND

Investment Goal

The Fund seeks to provide long term capital appreciation.

Principal Investment Strategies of the Fund

The Fund’s Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities. In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock’s price.

Small cap companies will be defined as companies with market capitalizations similar to companies in the S&P SmallCap 600 Index or the Russell 2000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2011, the market capitalization of companies in the S&P SmallCap 600 Index ranged from $40 million to $4 billion, and the market capitalization of companies in the Russell 2000 Index ranged from $56 million to $3 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining small cap companies at time of purchase will likely differ from the range at June 30, 2011.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, each of which is described in the section “Specific Risks of Investing in the Funds” beginning on page 82, include:

•	Stock Market Risk
•	Risks Related to Investing for Growth
•	Risks Related to Company Size
•	Foreign Investing Risks
•	Active Trading Risk

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PRINCIPAL SECURITIES OF THE FUNDS

Principal Securities of the Funds

Equity Funds

The principal securities of each of the Funds listed below (each, an “Equity Fund”, and collectively, the “Equity Funds”) are marked with an “X”.

	International Equity Fund	Large Cap Growth Fund	Large Cap Value Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Equity Securities	X	X	X	X	X
Common Stocks	X	X	X	X	X
Preferred Stocks	X	X	X	X	X
Convertible Securities	X	X	X	X	X
Foreign Securities	X		X		X
Investing in Securities of Other Investment Companies	X

Strategic Allocation Fund

The principal securities of the Strategic Allocation Fund are marked with an “X”.

Strategic Allocation Fund
Equity Securities	X
Common Stocks	X
Preferred Stocks	X
Convertible Securities	X
Fixed Income Securities	X
Treasury Securities	X
Agency Securities	X
Corporate Debt Securities	X
Mortgage Backed Securities	X
Foreign Securities	X
Investing in Securities of Other Investment Companies	X

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PRINCIPAL SECURITIES OF THE FUNDS

Bond Funds

The principal securities of each of the Funds listed below (each, a “Bond Fund”, and collectively, the “Bond Funds”) are marked with an “X”.

	Income Fund	Intermediate- Term Bond Fund	Maryland Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Short Duration Government Bond Fund	Short- Term Corporate Bond Fund	U.S. Government Bond Fund	Virginia Municipal Bond Fund
Fixed Income Securities	X	X	X	X	X	X	X	X	X
Treasury Securities	X	X				X	X	X
Agency Securities	X	X				X	X	X
Corporate Debt Securities	X	X				X	X	X
Mortgage Backed Securities	X	X				X	X	X
Asset Backed Securities	X	X				X	X	X
Tax-Exempt Securities			X	X	X				X
Municipal Securities			X	X	X				X
Municipal Notes			X	X	X				X
Municipal Leases			X	X	X				X
Variable Rate Demand Instruments			X	X	X				X
Repurchase Agreements						X

Money Market Funds

The principal securities of each of the Funds listed below (each, a “Money Market Fund”, and collectively, the “Money Market Funds”) are marked with an “X.”

	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund	Tax-Free Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Money Market Fund
Fixed Income Securities	X	X	X	X	X	X	X
Treasury Securities	X	X				X	X
Agency Securities	X	X				X
Corporate Debt Securities	X	X
Commercial Paper	X	X
Tax-Exempt Securities			X	X	X
Municipal Notes			X	X	X
Variable Rate Demand Instruments			X	X	X
Repurchase Agreements	X	X				X	X

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Principal Securities of the Funds

The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information (“SAI”).

Equity Securities

Equity securities (“stocks”) represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which certain Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

Fixed income securities (“bonds”) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security’s yield measures the annual income earned on a security as a percentage of its price.

A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities

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notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”)

CMOs, including interests in real estate mortgage investment conduits (“REMICs”), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into Shares of common stock at a conversion price of $10 per share. If the market value of the Shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may invest in convertible securities rated below investment grade. See “Risks Associated with Non-Investment Grade Securities” herein.

International Equity Fund, Mid Cap Growth Fund and Large Cap Growth Fund treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

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Municipal Securities

Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax-exempt securities by their source of repayment.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (“COPs”). However, a Fund may also invest directly in individual leases.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (“AMT”) for individuals and corporations.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Tax Increment Financing Bonds

Tax increment financing (“TIF”) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

Non-Investment Grade Securities (Junk Bonds)

Securities rated BB+ or lower by Standard & Poor’s or Ba or lower by Moody’s are considered to be non-investment grade securities (junk bonds). These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

Other Investments

Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

•	it is organized under the laws of, or has a principal office located in, another country;

•	the principal trading market for its securities is in another country; or

•

it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security.

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The foreign securities underlying American Depositary Receipts (“ADRs”) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and International Depositary Receipts (“IDRs”), are traded globally or outside the United States.

Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The International Equity Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasigovernmental agencies.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (“OTC”) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. The Funds may trade in the following types of derivative contracts.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s

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return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor. A Fund’s custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

Investing In Securities Of Other Investment Companies

A Fund may invest its assets in securities of other investment companies, including exchange-traded funds (“ETFs”) and the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. The shares of most ETFs are listed and traded on stock exchanges at market prices, although some shares may be redeemable at net asset value for cash or securities. A Fund may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF Shares.

Pursuant to an SEC exemption, each of the Funds is permitted to invest in Shares of the MTB Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Other Investment Strategies

Portfolio Turnover

Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

Temporary Defensive Investments

The Funds (except the Money Market Funds) may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment goal and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Investment Ratings For Investment Grade Securities

The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s or sub-advisor’s credit assessment that the security is comparable to investment grade.

Specific Risks of Investing in the Funds

Stock Market Risks

The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

The Advisor or sub-advisor attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related To Investing For Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related To Investing For Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related To Company Size (Small and Mid Cap Risk)

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the

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less liquid its stock and the more volatile its price. For example, small and medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates.

Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline. A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Tax-Free Money Market Fund, Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund and Virginia Municipal Bond Fund to their shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall. Income from Tax-Free Money Market Fund, Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund and Virginia Municipal Bond Fund may be subject to

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the alternative minimum tax (“AMT”). However, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are required to limit to 20% that part of their income that would be subject to AMT.

Risks Of Non-Diversification

Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund’s Share price and performance.

Risks Associated With Non-Investment Grade Securities

The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Maryland Investment Risks

Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

Maryland’s economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990’s.

New York Investment Risks

New York Municipal Bond Fund and New York Tax-Free Money Market Fund emphasize investments in New York and are subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York’s economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State’s economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund or New York Tax-Free Money Market Fund’s portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Pennsylvania Investment Risks

Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.

Pennsylvania’s economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

Virginia Investment Risks

Since the Virginia Municipal Bond Fund invests primarily in issuers from Virginia, the Fund may be subject to additional risks compared to Fund that invest in multiple states. Virginia’s credit strength is based on its substantial resources, conservative financial and budget management, strong demographics and broad based economy. Virginia’s economy has strong ties to government and defense-related industries, as well as high technology industries, trade and tourism. Any downturn in these industries may adversely affect the economy of the state.

Foreign Investing Risks

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as

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companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent International Equity Fund, Large Cap Value Fund and Small Cap Growth Fund and their Advisor and sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Risks of Investing In Emerging Market Countries

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries.

Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Asset Allocation Risks

The Strategic Allocation Fund is subject to the risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Active Trading Risks

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.

Exchange-Traded Funds Risk

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Exchange-Traded Notes (ETNs) Risk

The value of ETNs, which combine features of ETFs and bonds, depends on the performance of the index or other asset underlying the ETN and the creditworthiness of the ETN’s issuer. Unlike ETFs, ETNs are not structured as investment companies and, unlike bonds, they may have no periodic interest payments. ETNs are not secured by any collateral.

Affiliated Persons Risks

The Strategic Allocation Fund is subject to affiliated persons risk. In managing the Strategic Allocation Fund, the Advisor has the authority to select and substitute the underlying funds in which the Strategic Allocation Fund will invest. The Advisor is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers of the Strategic Allocation Fund may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Funds.

Pursuant to an SEC exemption, the Funds are permitted to invest in Shares of the Money Market Funds as a means of managing uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level or risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Close Out Risks

In a short sale transaction, close out risk is created by the ability of the broker to request at any time that the Fund close out its short position in the security. The broker’s call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund

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Commodity-Related Risks

The Strategic Allocation Fund is subject to Commodity-Related Risks. Underlying Funds that invest in commodities expose the Fund to the greater volatility of the commodity markets, to commodity-specific risks (weather, disease, supply/demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets.

Hedge Fund Strategies’ Risks

The Strategic Allocation Fund is subject to Hedge Fund Strategies’ Risks. Underlying Funds that invest, directly or indirectly, in managers employing hedge fund-type investment strategies may have markedly higher investment management fees than other funds. Hedge fund strategies may be narrowly focused on a particular market, security type or activity, and would be exposed to greater risk of loss if the investment thesis underlying the focus does not occur as anticipated. Hedge fund strategies that are intended to reduce the Fund’s volatility may fail to do so effectively. The use of leverage by a hedge fund strategy (e.g., through options) will magnify any losses incurred by the strategy.

Infrastructure Assets Risk

The Strategic Allocation Fund is subject to Infrastructure Assets Risk. Underlying Funds that invest, directly or indirectly, in infrastructure operators and projects (e.g., toll roads, port facilities, transmission lines, sewage treatment plants) expose the Fund to the risks associated with large, long-term construction projects, to financial, operating and competitive risks, and to the risks of changing economic and regulatory conditions and political instability in the country or region where the asset is located. These risks may be amplified for real assets located outside of the United States.

Inflation-Indexed Securities’ Risks

The Strategic Allocation Fund is subject to Inflation-Indexed Securities’ Risks. The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of an inflation-indexed security. The Fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

Natural Resources Risks

The Strategic Allocation Fund is subject to Natural Resources Risks. Underlying Funds that invest in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating) expose the Fund to the greater volatility of the markets for these companies’ products, and to international economic, political and regulatory influences that frequently affect the operations of these companies.

Real Estate-Related Risks

The Strategic Allocation Fund is subject to Real Estate-Related Risks. Underlying Funds that invest in real estate (generally real estate investment trusts) expose the Fund to the risks of owning real estate directly, such as market-specific conditions (economic supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates.

Underlying Funds’ Risk

The Strategic Allocation Fund is subject to Underlying Funds’ Risk. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of the Fund to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described above. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

Disclosure Of Portfolio Holdings Information

The Funds’ annual and semiannual reports contain complete listings of each Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Each of these financial statements is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov.

Each quarter, each Fund provides the top 10 holdings to the insurance companies that offer the Fund in its insurance contracts. This information is provided to these entities under an agreement of confidentiality, before such information is made publicly available, so that these entities may produce fact sheets about the Fund as of the end of such quarter, which may include an analysis of the Funds’ holdings by sector, credit quality and/or country, as applicable.

The SAI describes the policies and procedures that relate to the disclosure of the Funds’ portfolio holdings.

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Who Manages The Funds

The Board of Trustees (the “Board”) governs the Funds. The Board selects and oversees the Advisor, MTBIA, a subsidiary of M&T Bank. The Advisor manages each Fund’s assets, including buying and selling portfolio securities. The Advisor’s address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.

M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of June 30, 2011, M&T Bank Corporation had over $77.7 billion in assets. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988 and, as of June 30, 2011, it managed approximately $14 billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an advisory contract, the Advisor received an annual advisory fee from each Fund for the fiscal year ended April 30, 2011 equal to a percentage of each Fund’s average daily net assets, and taking into account any applicable waivers or reimbursements, as follows:

FUND	Advisory Fee Paid
Money Market Fund	0.15%
Prime Money Market Fund	0.12%
New York Tax-Free Money Market Fund	0.16%
Pennsylvania Tax-Free Money Market Fund	0.00%
Tax-Free Money Market Fund	0.21%
U.S. Government Money Market Fund	0.17%
U.S. Treasury Money Market Fund	0.08%
Income Fund	0.48%
Intermediate-Term Bond Fund	0.44%
Maryland Municipal Bond Fund	0.49%
New York Municipal Bond Fund	0.39%
Pennsylvania Municipal Bond Fund	0.50%
Short Duration Government Bond Fund	0.40%
Short-Term Corporate Bond Fund	0.37%
U.S. Government Bond Fund	0.43%
Virginia Municipal Bond Fund	0.12%

FUND	Advisory Fee
Strategic Allocation Fund	0.05%
International Equity Fund	1.00%
Large Cap Growth Fund	0.73%
Large Cap Value Fund	0.69%
Mid Cap Growth Fund	0.63%
Small Cap Growth Fund	0.82%

The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

M&T Securities, Inc., an affiliate of MTBIA, and its affiliates also may receive up to 0.25% of average daily net assets of the Funds’ Class A Shares, Class A2 Shares, Class C Shares, Corporate Shares, Class I Shares and Class S Shares for shareholder services under the Shareholder Services Plan described in “Shareholder Services Plans”. In addition, they may receive up to 0.25% of the Funds’ average daily net assets of the Class A Shares (except for the Money Market Fund, New York Tax-Free Money Market Fund and U.S. Treasury Money Market Fund) and 0.75% of the Small Cap Growth Fund Class C Shares, and up to 1.00% for Class C Shares of the Short-Term Corporate Bond Fund, Short Duration Government Bond Fund and Intermediate Term Bond Fund for distribution services provided to the Fund under the Rule 12b-1 Plan described in “Rule 12b-1 Plans”, and up to 0.25% of average daily net assets of the Funds’ Class I2 Shares, Corporate Shares and Class S Shares for the distribution services provided to the Funds under the Rule 12b-1 Pan described in “Rule 12b-1 Plans”.

A discussion of the Board’s review of the Funds’ investment advisory contracts is available in the Funds’ Semi-Annual Shareholder reports dated October 31, 2010.

In addition to the investment management services provided by MTBIA, MTBIA in its role as co-administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds and is entitled to receive a maximum fee of 0.033% of the Funds’ average daily net assets for such administrative personnel and services.

Sub-Advisors

Pursuant to an exemptive order from the SEC, the Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval. The foregoing applies to all Funds. The Advisor has entered into Sub-Advisory agreements with the following sub-advisors to manage the Fund indicated, subject to supervision of the Advisor and the Board, and in accordance with the investment goal and restrictions of the respective Funds. For their services, each sub-advisor receives a fee based upon a percentage of their respective Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.

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LSV Asset Management (“LSV”) sub-advises the value equity portions of the International Equity Fund. LSV is an active quantitative value equity money manager and is located at 155 North Wacker Drive, Suite 4600, Chicago, IL 60606. As of June 30, 2011, LSV oversaw approximately $66 billion of client assets in equity portfolios for a variety of institutional investors including retirement plans, endowments, foundations, corporations and mutual fund sponsors. LSV’s team of portfolio managers, who are supported by a team of quantitative analysts, manages the value equity portion of International Equity Fund. The role of the portfolio management team includes making buy, sell and hold decisions, quantitative modeling, research, portfolio risk management and programming. The team conducts ongoing research relating to management of the value equity portion of the Fund.

Baring International Investment Limited (“Barings”) sub-advises the core style portion of the International Equity Fund. Barings is an indirect, wholly owned subsidiary of Massachusetts Mutual Life Insurance Company and is located at 155 Bishopsgate, London, EC2M 3XY, United Kingdom. Barings is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, LLC., the “Barings Group”). As of June 30, 2011, the Barings Group managed approximately $51.9 billion in assets. Barings makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

Hansberger Global Investors, Inc. (“HGI”) sub-advises the growth equity component of the International Equity Fund. HGI is a wholly-owned subsidiary of Hansberger Group, Inc. It was founded in 1994 and its principal business address is 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, Florida 33301. Hansberger Group, Inc. is wholly owned by Natixis Global Asset Management, L.P. which is an indirect subsidiary of Natixis Global Asset Management (“NGAM”), an international asset management group based in Paris, France. NGAM in turn is owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. There are several intermediate holding companies and general partnership entities in the ownership chain between BPCE and HGI. As of June 30, 2011, HGI managed approximately $8.6 billion in assets. HGI manages the growth equity component of International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

NWQ Investment Management Company LLC (“NWQ”) sub-advises Large Cap Value Fund. NWQ is a registered investment advisor that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is a subsidiary of Nuveen Investments, Inc. (“Nuveen”), which is a publicly held company that is indirectly owned by equity investors led by Madison Dearborn Partners, LLC (“Madison”), a private equity investment firm based in Chicago, Illinois. NWQ’s principal business address is 2049 Century Park East, 16th Floor, Los Angeles, California 90067. As of June 30, 2011, NWQ managed $22.2 billion in assets under management in two separate divisions—the Institutional Division and the Separately Managed Accounts Division. NWQ has had past experience managing mutual funds. NWQ manages the Large Cap Value Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

Portfolio Manager Responsibilities

The following is information about how Funds with multiple Portfolio Managers allocate responsibilities for day-to-day management.

Income Fund – James M. Hannan and Wilmer C. Stith III jointly manage the Income Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

Strategic Allocation Fund – Mark Stevenson and Valerie J. Gospodarek co-manage the Strategic Allocation Fund. Under normal circumstances, Mr. Stevenson or Ms. Gospodarek initially recommends changes to the allocation among and the selection of the Underlying Funds. Whomever of the two co-managers doesn’t initiate the allocation recommendation then contributes input and analysis and the two portfolio managers jointly decide the investment approach to be implemented.

International Equity Fund – Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the International Equity Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. David Bertocchi and Jonathan Greenhill jointly manage the core portion of the International Equity Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. The growth portion of International Equity Fund is team managed. Thomas R. H. Tibbles, as team leader, has ultimate authority and veto power over all buy and sell decisions. All team members are responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

Large Cap Value Fund – Jon D. Bosse is the lead manager and sole decision maker for the Large Cap Value Fund. Kevin A. Hunter administers the Portfolio.

Small Cap Growth Fund – James Thorne, Ph.D., Bradley A. Williams and Steven Crain jointly manage the Small Cap Growth Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.

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Portfolio Manager Biographies

Allen J. Ashcroft, Jr, is an Administrative Vice President and has been a Portfolio Manager at MTBIA since 1996. In addition to his portfolio management responsibilities, Mr. Ashcroft also serves as a Senior Equity Analyst covering the Consumer Staples and Energy sectors for MTBIA. Mr. Ashcroft is a member of the Investment Policy Committee and Capital Markets Committee at MTBIA, and has over 30 years of experience in investment research and portfolio management. Prior to joining MTBIA, he was an Equity Analyst and Portfolio Manager with McGlinn Capital Management in Wyomissing, Pennsylvania. Mr. Ashcroft began his career in New York with Merrill Lynch. Mr. Ashcroft received his B.A. degree from the University of Pittsburgh.

David Bertocchi, CFA, is a member of the Global Equity Group and is responsible for International Equity focused on EAFE markets and Global portfolios. He was appointed to become a member of the Strategic Policy Group, the company’s global macro research and asset allocation team in 2010. Previously, he managed the Baring Global Equity Unit Trust and the global institutional funds. He is a past member of Barings European and UK equity teams. Mr. Bertocchi was appointed Divisional Director in 2004, after joining Baring Asset Management in 2000 from Enron Capital. Mr. Bertocchi holds an M.B.A. from London Business School and a B.Sc. in Mechanical Engineering from the University of Calgary (Canada). He was awarded the CFA designation in 2000.

Jon D. Bosse, CFA, is a Portfolio Manager and the Chief Investment Officer for NWQ. Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A. from the Wharton Business School, University of Pennsylvania. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.

Steven R. Crain, CFA, is a Vice President and Portfolio Manager with MTBIA. Mr. Crain has over 15 years of investment experience and joined MTBIA as an equity analyst in August 1997. From December 2004 to April 2007, Mr. Crain served as the Assistant Portfolio Manager for the Small Cap Growth Fund. In addition to his portfolio management responsibilities, Mr. Crain also serves as a Senior Equity Research Analyst, where he focuses mainly on the Healthcare and Consumer Discretionary sectors. Mr. Crain earned his B.S. in Finance and M.B.A. from Canisius College and his M.S. in Finance from the University of Rochester Simon School of Business. He is a CFA Charterholder.

Valerie J. Gospodarek, CFA, CIMA, is a Vice President with MTBIA. She is a member of the Asset, Portfolio and Manager Strategies teams, responsible for asset allocation development and implementation, and third-party manager and mutual fund due diligence. Prior to joining MTBIA in January 2006, Ms. Gospodarek spent four years as an Analyst in Mercantile-Safe Deposit & Trust Company’s Quantitative Solutions Group. Prior to that, Ms. Gospodarek managed trust and high net worth accounts at Mercantile. Ms. Gospodarek holds a Masters of Science in Finance degree from Loyola College in Maryland, and a B.A. degree in mathematics from the University of Delaware. Ms. Gospodarek holds the Chartered Financial Analyst and the Certified Investment Management Analyst designations, and is a member of the CFA Institute, the CFA Society of San Francisco, and the Investment Management Consultants Association.

Trevor Graham, CFA, joined HGI in 2004 and serves as Senior Vice President, Research. Prior to joining HGI, Mr. Graham maintained several different positions; including portfolio management and fundamental analyst for Phillips, Hager and North Investment Management Ltd. Mr. Graham began his career in the investment industry in 1995. He holds a Bachelor of Commerce in International Finance from the University of Victoria. He is a CFA Charterholder.

Jonathan Greenhill, is a member of the Global Equity Group and has investment management responsibilities for International Equities. He also has responsibility for leading our Japanese research and investment management effort. Jonathan joined Baring Asset Management in 2009. Prior to this he was at Occam Asset Management and prior to this, he spent four years as a Senior Vice President in the Global Equity Team at Lazard Asset Management. Jonathan also spent nine years at Royal and Sun Alliance (subsequently ISIS) where he held a variety of investment roles including Director of U.S. Equities and Head of Japanese Equities. Jonathan has a B.A. (Hons) in Political Philosophy & Economics from Reading University. He was awarded the Institute of Investment Management and Research certificate in 1996 and IMC in 1995.

James M. Hannan is an Administrative Vice President and has been a Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. Mr. Hannan was a Money Market trader at AllFirst Bank from 1987 to 1992 and a Portfolio Manager from 1992 until its acquisition by M&T Bank in April 2003. In addition to his portfolio management duties, Mr. Hannan is also responsible for several separately managed institutional portfolios. He has more than 23 years of experience in the investment industry. Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.

Kevin A. Hunter, Managing Director and Portfolio Manager of NWQ, administers the Portfolio, with Mr. Bosse acting as the lead portfolio manager and key decision maker. Prior to joining NWQ in 2004, Mr. Hunter spent 20 years with Trust Company of the West (“TCW”) where he was a Managing

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Director and co-managed their convertible securities group. In addition, early in his career, Mr. Hunter was an Equity Research Analyst covering the healthcare and consumer staples industries at TCW. Mr. Hunter graduated magna cum laude from the University of California in Santa Barbara with a B.A. in Economics, and received his M.B.A. from the University of California in Los Angeles.

Josef Lakonishok has served as Chief Executive Officer, Chief Investment Officer, Partner and Portfolio Manager for LSV since its founding in 1994. He has more than 32 years of investment research experience.

Barry A. Lockhart, CFA, joined HGI in 1999 and serves as Deputy Managing Director of Canada. Prior to joining HGI, he was a portfolio manager of foreign equity securities for Indago Capital Management. Prior to 1997, Mr. Lockhart was a senior investment analyst for Canada Life Investment Management with responsibilities in the U.S., Far East, European and Latin American equity markets. Mr. Lockhart began his career in the investment industry in 1989. He received his Masters of Business Administration degree in Finance and Accounting from McMaster University and his Bachelor of Commerce with honors from McMaster University He is a CFA Charterholder.

Puneet Mansharamani, CFA, has served as a Partner and Portfolio Manager of LSV since January 2006 and a Senior Quantitative Analyst for LSV since 2000. Prior to joining LSV, Mr. Mansharamani was an Analyst at Institutional Trust National City Corporation. He has more than 12 years of investment experience. Mr. Mansharamani is a CFA Charterholder and earned a B.S. in Engineering from Delhi University, Delhi College of Engineering in 1997 and an M.S. in Engineering at Case Western Reserve University, Case School of Engineering in 2001.

Susan L. Schnaars, CFA, CPA, is responsible for managing several large institutional accounts, in addition to her portfolio management duties. She has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. She was a Portfolio Manager of AllFirst Bank from 1992 until its acquisition by M&T Bank in April 2003. Ms. Schnaars is a CFA Charterholder and a Certified Public Accountant, and has more than 22 years of experience in the investment industry. She earned her B.S. and M.S. from Drexel University.

Mark Schultz, CFA, has been a Senior Portfolio Manager of MTBIA and an Administrative Vice President since April 2007, and a Portfolio Manager of MTBIA since April 2003, and of M&T Bank since 2001. Prior to joining M&T Bank, Dr. Schultz worked as an assistant portfolio manager with Caldwell Securities Ltd. in Toronto, Canada from June 1996 to September 1999. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Dr. Schultz is a CFA charterholder and received his doctorate in politics from the University of Oxford.

Mark Stevenson, CFA, is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with

Keystone Financial, Inc. (“Keystone”) since 1990, where he managed retirement plan, personal trust and institutional assets for the clients of Keystone. He is a CFA Charterholder and graduated with a Bachelor of Arts in Prelaw from Pennsylvania State University. He also graduated with a Master of Arts in International Economics and U.S. Foreign Policy from The American University, Washington, D.C.

Wilmer C. Stith III, CFA, has been a Vice President and Portfolio Manager of MTBIA since 1996. In addition to his portfolio management duties, he manages fixed income separate accounts and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 19 years of experience in the investment industry. He is a CFA Charterholder. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.

Patrick Tan, joined HGI in 1999 and serves as Senior Vice President, Research. Prior to joining HGI, Mr. Tan was a member of the global equity team at Indago Capital Management in Toronto, an affiliate of Canada Life. As a global equity analyst he was responsible for quantitative analysis of portfolios, program trading, research technology, database management and performance measurement. Mr. Tan began his career in the investment industry in 1994. He holds a B.A. from the University of Toronto in Commerce and Economics.

James E. Thorne, Ph.D. is the Chief Investment Officer of Equities for MTBIA. He is also the Senior Portfolio Manager of the MTB Small Cap Growth Fund. Dr. Thorne has also been an Administrative Vice President of M&T Bank since February 2001. From February 1994 through January 2001, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994, Dr. Thorne was a professor of Economics and Finance at Bishop’s University. Dr. Thorne received his Ph.D. in Economics in the fields of Finance and Industrial Organization from York University in June 1993.

Thomas R. H. Tibbles, CFA, joined HGI in 1999 and serves as Chief Investment Officer of the Growth Team and Managing Director of Canada. Prior to joining HGI he was Head of the Global Equity Team at Indago Capital Management in Toronto, an affiliate of Canada Life. From 1993 to joining Indago in 1996, he served as Vice President, International Equities for Sun Life Investment Management, managing a portfolio of non-North America equity securities for pension and mutual fund clients. Mr. Tibbles began his career in the investment industry in 1986. He holds a Bachelor of Commerce degree with distinction from the University of Toronto, Trinity College. He is a CFA Charterholder.

Mark Tompkins, CFA, has been a Vice President and a Portfolio Manager for MTBIA since April 2003. He is responsible for managing fixed income portfolios. He has also been an Assistant Vice President of M&T Bank since August 1998. Prior to joining M&T Bank in August 1998,

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Mr. Tompkins spent over 5 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a CFA Charterholder.

Robert J. Truesdell has been a Portfolio Manager of MTBIA since 2001, and is a Group Vice President of M&T Bank, which he joined as Fixed Income Manager in 1988. He has supervised the management of the Short Duration Government Bond Fund since 2001 . Mr. Truesdell oversees the MTB Money Market Funds and all Bond Funds. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.

Menno Vermeulen, CFA, has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. He has more than 20 years of investment and research experience. Prior to joining LSV, Mr. Vermeulen served as a portfolio manager for ABP Investments. He is a CFA Charterholder.

Bradley A. Williams is a Vice-President and Portfolio Manager with MTBIA. Mr. Williams joined MTBIA in October 2005 and has more than 17 years experience in investment analysis. Prior to joining MTBIA, Mr. Williams managed ASB Capital Management’s active equity Core and Relative Value investment portfolios from 2003 to 2005. He also held analyst and portfolio management positions with a private investment fund from 2000 through 2002. In addition to his portfolio management responsibilities, Mr. Williams also serves as a Senior Equity Research Analyst, where he focuses mainly on the Information Technology, Telecommunications, and Precious Metals Sectors. Mr. Williams holds a B.B.A. from the University of Wisconsin.

The Funds’ SAI provides additional information about the portfolio managers’ investments in the Funds, a description of the compensation structure and information regarding other accounts managed.

How Are Shares Priced?

The Trust offers seven classes of Shares: Class A Shares, Class A2 Shares, Class C Shares, Class S Shares, Corporate Shares, Class I Shares and Class I2 Shares. All Share classes have different sales charges and other expenses, which affect their performance. Each Share class represents interests in a single portfolio of securities.

The net asset value (“NAV”) of Shares of the Funds (except for the Money Market Funds) fluctuates and is generally based upon the market value of portfolio securities and other assets of the Fund. The NAV is determined at the end of regular trading of the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE Close) on each day the NYSE is open. Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter (“OTC”) market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. Investments in other open-end registered investment companies are valued at net asset value.

Each Money Market Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE close) on each day the NYSE is open. In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing its NAV, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value determined in good faith by the Fund’s Board, although the actual calculation may be done by others. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, or if the NYSE closes earlier than 4:00 p.m. Eastern time, the value of these securities, and

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therefore the Fund’s assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Fund. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s

NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

To the extent any Fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Sales Charge When You Purchase Class A Shares

The Class A Shares of all the Funds except for the Money Market Funds bear front-end sales charges. The term “offering price” includes the “front-end sales load.” When the Funds receive your purchase request in proper form (as described in this prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge as is shown in the tables below.

Class A Shares of each Equity Fund and the Strategic Allocation Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Dealer Concession	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.00%	5.82%
$50,000 but less than $100,000	4.25%	3.75%	4.44%
$100,000 but less than $250,000	3.25%	2.75%	3.36%
$250,000 but less than $500,000	2.25%	2.00%	2.30%
$500,000 but less than $1 million	2.00%	1.75%	2.04%
$1 million or greater*	0.00%	0.00%	0.00%

Class A Shares of each Bond Fund (except for Short Duration Government Bond Fund and Short-Term Corporate Bond Fund) are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Dealer Concession	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.00%	4.71%
$100,000 but less than $250,000	3.75%	3.25%	3.90%
$250,000 but less than $500,000	3.00%	2.75%	3.09%
$500,000 but less than $1 million	2.00%	1.75%	2.04%
$1 million or greater*	0.00%	0.00%	0.00%

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Short Duration Government Bond Fund and Short-Term Corporate Bond Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering	Dealer Concession	Sales Charge as Percentage of NAV
Less than $100,000	1.75%	1.50%	1.78%
$100,000 but less than $250,000	1.50%	1.25%	1.57%
$250,000 or greater*	0%	0%	0%

*	Except for Large Cap Value Fund and the Money Market Funds, if you make an investment of $1,000,000 or more, or $250,000 in Short Duration Government Bond Fund or Short-Term Corporate Bond Fund, at net asset value in Class A Shares, and you redeem all or any portion of your Shares at any time within the 18-month period beginning on the first day of the calendar month following the month in which you made your purchase, your redemption proceeds will be subject to a 1.00% contingent deferred sales charge (“CDSC”). Exchanges do not trigger the CDSC. In addition, if your investment professional waives receipt of the NAV advanced commission payment described below and notifies the Fund, this CDSC will not apply. The CDSC will be calculated using the share price at time of purchase.

Class A Shares NAV Commission Payments

Your investment professional is entitled to receive an advanced commission payment on sales of $1 million or more of Class A Shares of the Funds, and $250,000 of the Short Duration Government Bond and Short-Term Corporate Bond Fund, as follows:

Equity and Strategic Allocation Funds

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million - $2,999,999.99	1.00%
$3 million up to $4,999,999.99	0.50%
Over $5 million*	0.25%

Bond Funds, excluding Short Duration Government Bond Fund and Short Term Corporate Bond Fund

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million - $2,999,999.99	0.75%
$3 million up to $4,999,999.99	0.50%
Over $5 million*	0.25%

Short Duration Government Bond Fund and Short-Term Corporate Bond Fund

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$250,000 - $2,999,999.99	0.75%
$3 million up to $4,999,999.99	0.50%
Over $5 million*	0.25%

*	Excluding Large Cap Value Fund and the Money Market Funds which pay no commission on NAV trades.

The following reductions and eliminations of sales charges apply only to Class A Shares. The sales charge at purchase may be reduced by:

•

purchasing Shares in greater quantities to reduce the applicable sales charge (purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined);

•	combining concurrent purchases of Shares:

•	by you, your spouse, and your children under age 21; or

•	of the same share class of two or more MTB Funds (other than money market funds);

•	accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in a Fund); or

•

signing a Letter of Intent (“LOI”) committing to purchase a certain dollar amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund’s custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the LOI, the custodian will release the Shares in escrow to your account. If you do not fulfill the LOI, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

The sales charge may be eliminated when you purchase Shares:

•	by exchanging Shares from the same share class of another MTB Fund (other than a money market fund);

•	through wrap accounts or other investment programs where you pay the investment professional directly for services;

•	through investment professionals that receive no portion of the sales charge;

•

as a current or retired/former Trustee, Director or employee of the Fund, the Advisor, the Distributor, the Sub-advisor and their affiliates, M&T Bank Corporation and their subsidiaries and the immediate family members of these individuals. (Immediate family member is defined as any parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships of these people) because there are nominal sales efforts associated with their purchases;

•	as an employee of a dealer which has a selling group agreement with the Distributor and consents to such purchases;

•

with respect to former holders of the FBR Maryland Tax-Free Portfolio and FBR Virginia Tax-Free Portfolio who participated in the Reorganization of either Portfolio into Class A Shares of the corresponding MTB Maryland Municipal Bond Fund or MTB Virginia Municipal Bond Fund (such holders may purchase Class A Shares of any MTB mutual fund without paying a sales charge); or

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•	as an investor referred by any sub-advisor to the Funds.

If your investment qualifies for a reduction or elimination of the sales charge, you or your financial intermediary must notify the Fund’s Distributor, ALPS Distributors, Inc. (“Distributor”), or MTB Funds Shareholder Services at time of purchase. If the Distributor or MTB Funds Shareholder Services is not notified at the time of purchase, you may receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

Sales Charge When You Redeem Class C Shares

Class C Shares are not subject to front-end sales charges. Generally, absent confirmation by the shareholder, orders for $1 million or more of Class C Shares will be rejected or invested in Class A Shares instead of Class C Shares to maximize your returns and minimize sales charges and marketing fees. Class C Shares are subject to CDSCs.

You will be charged a 1.00% CDSC (except as noted below) when redeeming Class C Shares within one year of purchase. You will not be charged a CDSC when redeeming Shares:

•	purchased with reinvested dividends or capital gains;

•	purchased through financial intermediaries who did not receive advanced sales commission payments;

•	if, after you purchase Shares, you become disabled, as defined by the IRS;

•	if the redemption qualified under the Systematic Withdrawal Program;

•	if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

•	if your redemption is a required retirement plan distribution;

•	representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; or

•	upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your financial intermediary should notify the Distributor or the Funds at the time of redemption to eliminate the CDSC. If the Distributor or the Funds are not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

•	Shares that are not subject to a CDSC

•	Shares held the longest

The CDSC is then calculated using the Share price at time of purchase or redemption, whichever is lower.

Keep in mind that financial intermediaries may charge you additional fees for their services in connection with your Share transactions.
How to Purchase, Redeem and Exchange Shares

When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or the Trust, subject to daily cutoff times. Your order will be processed at the next calculated NAV, plus any sales charges or less any CDSC as applicable, after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans’ Day. The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason. The Funds will only accept purchases from residents of the United States (including Guam, Puerto Rico, and the U.S. Virgin Islands) with U.S. mailing addresses. To help the government fight the funding of terrorism and money laundering activities and to verify your identity, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

Purchasing Shares

If you would like to purchase Shares of an MTB Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Class A, Class A2, Class C and Class S Shares
Minimum Initial Investment Amount:	$500
Minimum Subsequent Investment Amount:	$25
Minimum Balance	$250

Corporate Shares
Minimum Initial Investment Amount:	$1,000,000

Class I and Class I2 Shares
Minimum Initial Investment Amount:	$100,000

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

The minimum initial investment amount for Class I will be waived for a current or retired/former Trustee, Director or employee of the Fund, the Advisor, the Distributor, the Sub-advisor and their affiliates, M&T Bank Corporation and their subsidiaries and the immediate family members of these individuals. (Immediate family member is defined as any parent, spouse of a parent, child, spouse of a child,

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HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

spouse, brother or sister, and includes step and adoptive relationships of these people).

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250 (for Class A and Class A2 Shares, and $10,000 for Class I Shares, Class I2 Shares and Corporate Shares; for Class S Shares, this is subject to the status of the Sweep Account). Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Through Your Financial Intermediary

Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With MTB Funds

To purchase Shares directly with the Trust, please call Shareholder Services at 1-800-836-2211.

Transactions by Telephone

Once your account is established, you may purchase, redeem or exchange Shares by telephone unless you have declined this privilege on your account application. Please call Shareholder Services at 1-800-836-2211 to transact by telephone.

The Funds reserve the right to modify or terminate telephone redemption and exchange privileges at any time.

Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who purchase Shares by telephone or accept the telephone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging Shares over the telephone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the telephone, you will generally bear the risk of any loss.

Payment Methods

Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (“ACH”). Please see “Limitations on Redemption Proceeds” below for information on how your form of payment may impact the timing of redemption payments. Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you generally will receive Class A Shares (Class A2 Shares in the case of the Money

Market Fund). Each payment must be accompanied by your name, the Fund’s name and Share class, and your account number (if established).

By Check

Current shareholders can purchase additional Shares by sending a check to the Trust accompanied by purchase instructions. Make your check payable to (Name of the Fund and Class of Shares) and mail it to Shareholder Services.

MTB Group of Funds

P.O. Box 44489

Denver, CO 80201

If you are not a current shareholder, please call Shareholder Services at 1-800-836-2211 for information on how to purchase Shares. Purchase orders by mail for non-Money Market Funds are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received. However, payment may be delayed up to seven business days to allow your purchase payment to clear. Purchase orders by mail for Money Market Funds begin earning dividends on the day after the check is converted into federal funds.

The Funds do not accept cash, money orders, credit cards, travelers checks, or third party checks (for example, checks that are either not from the investor or made payable to a third party and endorsed over to the Trust).

By Federal Reserve System Wire

Once your account is established, ask your bank to wire money to the Fund’s custodian bank, accompanied by purchase instructions. For additional purchases, wire your money along with your fund and account number. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

FUND TYPE	Your Purchase Request in Proper Order/ Federal Funds Received Before: (Eastern time)	Results in:	Your Purchase Request In Proper Order and Federal Funds Received After: (Eastern time)	Results in:
Bond, Strategic Allocation and Equity Funds	NYSE Close	Receive that day’s closing NAV	NYSE Close	Receive next calculated NAV
Tax-Free Money Market Funds	11:00 a.m.	Dividends earned that day	11:00 a.m., but before NYSE Close	Dividends earned beginning next day
Taxable Money Market Funds	3:00 p.m.	Dividends earned that day	3:00 p.m., but before NYSE Close	Dividend earned beginning next day

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Send your wire to:

BNY Mellon

New York, NY

Dollar Amount of Wire

ABA Number 021000018

Account Number 8900668229

Attn: (MTB Fund Name)

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Further Credit To: (MTB Account name and number)

By ACH

Once your account is established, you may purchase Fund Shares by transferring money via ACH from your checking or savings account to your Fund account. You will not begin earning dividends on Fund Shares until the ACH transaction settles, which could be as soon as the next business day.

Systematic Investment Program

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more ($1,000 or more for Class I Shares, Class I2 Shares and Corporate Shares of the Funds) through automatic deductions from your checking or savings account. Class S Shares can only be purchased through an automatic sweep program. To sign up for this program, please call Shareholder Services at 1-800-836-2211.

Redeeming Shares

To redeem Shares you must provide us with your name, the Fund’s name and Share class, your account number, the number of Shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail and not by phone.

By Telephone

To redeem Shares by telephone, please call Shareholder Services at 1-800-836-2211. You are automatically eligible to make telephone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, call Shareholder Services for authorization forms.

The Trust limits telephone redemptions to the address of record to $50,000. Telephone redemption requests above $50,000 may be transferred to a linked bank account on record. Otherwise, you must submit a written request with a Medallion signature guarantee. Please contact MTB Shareholder Services for further information.

By Mail

Send your written request to MTB Funds.

MTB Group of Funds

P.O. Box 44489

Denver, CO 80201

Payment Options

You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account. See “Limitations on Redemption Proceeds” below for additional information about payment of redemption proceeds. The Funds reserve the right to charge a fee for outgoing wires and overnight check requests. The Funds may, in their discretion, waive this fee under special circumstances.

By Check

Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

By Federal Reserve System Wire

Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

FUND TYPE/NAME	Your Redemption Request in Proper Order Received Before: (Eastern time)	Results in:	Your Redemption Request in Proper Order Received After: (Eastern time)	Results in:
Bond, Strategic Allocation and Equity Funds	NYSE Close	Receive that day’s closing NAV Next day wire	NYSE Close	Receive next calculated NAV Second day wire
Tax-Free Money Market Funds	11:00 a.m.	Same day wire No dividends earned that day	11:00 a.m., but before NYSE Close	Next day wire Dividends earned that day
Taxable Money Market Funds	3:00 p.m.	Same day wire No dividends earned that day	3:00 p.m., but before NYSE Close	Next day wire Dividends earned that day

By ACH

You may have redemption proceeds sent directly to your checking or savings account via ACH transfer from the Fund. If you place your order by 11:00 a.m. (Eastern time) for the Tax-Free Money Market Funds, 3:00 p.m. (Eastern time) for the Taxable Money Market Funds, or the NYSE Close for the Bond, Strategic Allocation and Equity Funds, you will receive that day’s closing NAV. Since ACH transfers are processed overnight, you generally will not receive redemption proceeds until at least the second business day.

PROSPECTUS / August 31, 2011	95

HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

Systematic Withdrawal Program

You may automatically redeem Shares in a minimum amount of $50 ($1,000 for Class I Shares, Class I2 Shares and Corporate Shares of the Funds) on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A or Class C Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call Shareholder Services at 1-800-836-2211.

Generally, Class C Shares systematically withdrawn will be subject to CDSC. However, a CDSC will not be charged on systematic redemptions of Class C Shares if:

•

Shares redeemed are 10% or less of the account value in a single year. In measuring the redemption percentage, your account is valued when you establish the systematic redemption program and then annually at calendar year end; and

•	all dividends and capital gains distributions are reinvested.

Additional Conditions

Signature Guarantees

For your protection, the Trust requires the Medallion Guarantee (STAMP 2000 Medallion Guarantee) on written requests and instructions:

•	when you are requesting a redemption by check of $50,000 or more;

•	when you want a redemption to be sent to an address or bank account other than the one you have on record with the Fund;

•	when you want the redemption payable to someone other than the shareholder of record; or

•	when you request a bank account to be linked to your MTB Fund (all bank account owners must sign).

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

•	to allow your purchase to clear (as discussed below);

•	during periods of market volatility;

•	when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets;

•	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check) or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order. In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

•	when the NYSE is closed, other than customary weekend and holiday closings;

•	when trading on the NYSE is restricted, as determined by the SEC; or

•	in which an emergency exists as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

Redemption In Kind

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Redemption from Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares

You may exchange Shares of an MTB Fund for the same Share class of another MTB Fund. All exchange requests must include your name and account number, the Fund’s name and Share class, the number of Shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made. In order to exchange Shares you must submit your request in proper form and:

•	meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);

•	establish an account in the Fund you want to acquire if you do not have an account in that Fund;

•	ensure that the account registrations are identical;

•	receive a prospectus for the Fund into which you wish to exchange; and

•	only exchange into a Fund that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

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HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

By Telephone

To request an exchange, and for additional information about the exchange privilege, call Shareholder Services at 1-800-836-2211. Below is a chart that shows the cutoff time for processing Fund exchanges and what it means to you.

FUND TYPE/NAME	Your Exchange Request in Proper Order Received Before: (Eastern time)	Results in:	Your Exchange Request in Proper Order Received After: (Eastern time)	Results in:
Bond, Strategic Allocation and Equity Funds	NYSE Close	Same day exchange	NYSE Close	Next day exchange
Tax-Free Money Market Funds	11:00 a.m.	Same day exchange	11:00 a.m.	Next day exchange
Taxable Money Market Funds	3:00 p.m.	Same day exchange	3:00 p.m.	Next day exchange

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for telephone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call Shareholder Services at 1-800-836-2211 for authorization forms.

By Mail

Send your written request to

MTB Group of Funds

P.O. Box 44489

Denver, CO 80201

Systematic Exchange Program

You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 ($1,000 for Class I Shares, Class I2 Shares and Corporate Shares of the Funds) and are subject to limitations as described above. Class S Shares are not available for exchange. For more information and an application form for this Program, call Shareholder Services at 1-800-836-2211.

Class A Share and Class A2 Share Exchanges

Exchanges at NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV. However, you would pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Bond, Strategic Allocation or Equity Funds. If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains), you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

If you formerly were a holder of Shares of FBR Maryland Tax-Free Portfolio or FBR Virginia Tax-Free Portfolio and

participated in the Reorganization of either Portfolio into Class A Shares of MTB Maryland Municipal Bond Fund or MTB Virginia Municipal Bond Fund, you may exchange such Class A Shares into Class A Shares of any other MTB Funds at NAV. In addition, you may purchase Class A Shares of any MTB Fund without paying a sales charge. In order to exchange into or purchase Class A Shares of any MTB Fund without paying a sales charge (where a sales charge would otherwise be imposed), you or your financial intermediary must notify ALPS Distributors, Inc. or MTB Funds Shareholder Services at the time of the transaction, except that such notice is not required to purchase additional Class A Shares of MTB Maryland Municipal Bond Fund or MTB Virginia Municipal Bond Fund without a sales charge if you became a shareholder of such Fund as part of the Reorganization.

Exchanges Subject to a Sales Charge

If you invested in a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Class A Shares and Class A2 Shares of the Money Market Funds can be reinvested into Class A Shares of any other MTB Fund at NAV at time of payment.

Class S Shares Only

If you invest in Class S Shares through a sweep account you will receive sweep account materials describing the various features and operations of the sweep account from M&T Bank, as well as account opening forms. The sweep account materials should be reviewed in conjunction with this prospectus.

Corporate Shares of the Prime Money Market Fund

The Corporate Class Shares will accept purchases on the following terms:

•	$1 million minimum, on a non-aggregated basis, to open an account;

•

additional purchases for existing accounts in any amount. Eligible purchasers are limited to Corporate customers of M&T Corporate Trust, M&T Institutional Custody and M&T Securities, directed trustees of defined benefit plans, and commercial demand deposit account sweeps.

The Corporate Class Shares will not accept the following purchases:

•	personal trust or discretionary accounts;

•	exchanges from existing MTB money market accounts, or purchases that result from the sale and reinvestment of existing MTB money market accounts.

Existing shareholders of the Corporate may continue to hold their Shares and add to their accounts without regard to the stated minimums and restrictions.

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ACCOUNT AND SHARE INFORMATION

Frequent Trading Policies

Bond Funds, Strategic Allocation Fund and Equity Funds

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions) and increase brokerage and administrative costs. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in the Fund’s NAV. This may be particularly likely where the Fund, directly or through an Underlying Fund, invests in high yield securities or securities priced in foreign markets.

The Funds’ Board has approved policies and procedures intended to discourage excessive trading of the Fund’s Shares. The Funds monitor trading in Shares in an effort to identify disruptive trading activity. Whether or not the specific testing criteria or monitoring limits proscribed by the policies and procedures are exceeded, the Funds’ management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder or broker is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder or broker from making further purchases or exchanges of Shares. No matter how the Funds define their testing criteria for, or monitoring limits on, excessive trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance. The Funds’ excessive trading restrictions do not apply to purchases and sales of Shares of MTB Group of Funds (Underlying Funds) by the Strategic Allocation Fund. Allocation changes of the investing Strategic Allocation Fund are monitored by MTBIA management, and the managers of each Underlying Fund must determine that there is no material adverse impact on the Underlying Fund or its shareholders. The intent of this exception is to allow managers of the Strategic Allocation Fund to accommodate cash flows that result from non-abusive trading in the Strategic Allocations Fund, and to reallocate portfolio investments of Strategic Allocation Fund among various Underlying Funds in accordance with the investment objectives of the Strategic Allocation Fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nevertheless, as with any trading in Fund Shares, purchases and redemptions of Underlying Fund Shares by the Strategic Allocation Fund could adversely affect the management of the Underlying Fund’s portfolio and its performance.

The Advisor will provide to the Funds’ Board a quarterly report of all occurrences deemed to be excessive trading during the preceding quarter, and a description of any action taken with respect thereto.

Money Market Funds

Given the short-term nature of the Money Market Funds’ investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds’ policies and procedures to discourage frequent or short-term trading do not apply to the Money Market Funds’ Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of the Money Market Funds and other non-Money Market Funds if the Funds’ management or Advisor determines from the amount, frequency or pattern of purchased and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Account And Share Information

Corporate Resolutions

Corporations and certain other organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations and Account Statements

Except with respect to the Money Market Funds, you will receive written confirmation of purchases, redemptions and exchanges (except systematic transactions). Money Market Funds send monthly statements in lieu of share activity confirmations. Shareholders of all other Funds also will receive quarterly statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Retirement Investments

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax-Free Money Market Fund, Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact Shareholder Services at 1-800-836-2211.

Distribution of Fund Shares

ALPS Distributors, Inc., whose address is 1290 Broadway, Suite 1100 Denver, CO 80203, serves as the Distributor of the Funds offered by this prospectus.

Except for Class S Shares, the Distributor markets the Shares described in this prospectus to institutions or

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ACCOUNT AND SHARE INFORMATION

individuals, directly or through a financial intermediary that has an agreement with the Distributor. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. The Distributor markets the Class S Shares described in this prospectus to institutions and individuals and to customers who purchase Shares through cash management services, such as sweep accounts. You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund Shares.

Rule 12b-1 Plans (Class A Shares, Class A2 Shares, Class C Shares, Corporate Shares, Class I2 Shares and Class S Shares)

Certain Funds have adopted a Rule 12b-1 Plan (the “Plan”) on behalf of Class A Shares, Class A2 Shares, Class C Shares, Corporate Shares and Class I2 Shares offered by this prospectus, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A Shares, Class A2 Shares, Corporate Shares, Class I2 Shares and Class S Shares, up to 0.75% of the average daily net assets of the Fund’s Class C Shares of the Small Cap Growth Fund, and up to 1.00% of the average daily net assets of the Funds’ Class C Shares, for the Short Duration Government Bond Fund, the Short-Term Corporate Bond Fund and the Intermediate-Term Bond Fund, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. There is no Plan for Class A Shares of Money Market Fund, New York Tax-Free Money Market Fund and U.S. Treasury Money Market Fund. These fees may be paid to the Distributor, the Advisor and their affiliates. In the case of Class C Shares, the Plan may also be used to compensate the Distributor, the Advisor, a sub-advisor, their affiliates or financial intermediaries for commissions advanced on the sale of those Shares. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

Shareholder Services Plans (Class A Shares, Class A2 Shares, Class C Shares, Corporate Shares, Class I Shares and Class S Shares)

The Funds have adopted a Shareholder Services Plan on behalf of Class A Shares, Class A2 Shares, Class C Shares, Corporate Shares, Class I Shares and Class S Shares, which is administered by ALPS Distributors, Inc. to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing services to the Funds and their shareholders and maintaining shareholders accounts. M&T Securities, Inc. (“M&T Securities”) has entered into a shareholder services agreement with ALPS Distributors, Inc. under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

Additional Payments to Financial Intermediaries

The Advisor and its affiliates may pay out of their own reasonable resources and legitimate profits amounts (including items of material value) to certain financial intermediaries (including the Distributor) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. Contact your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

Dividends, Distributions, and Taxes

Each of the New York Municipal Bond Fund, New York Tax-Free Money Market Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund, Maryland Municipal Bond Fund, Tax-Free Money Market Fund and Virginia Municipal Bond Fund are also referred to as a “Tax-Free Fund.”

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ACCOUNT AND SHARE INFORMATION

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare pay all of its net investment income, if any, to shareholders as described in the table below.

FUND	Dividends Declared/ Dividends Paid
International Equity Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund	Annually/Annually
Strategic Allocation Fund and Large Cap Value Fund	Quarterly/Quarterly
Income Fund, Intermediate-Term Bond Fund, Money Market Fund, U.S. Treasury Money Market Fund, Prime Money Market Fund, U.S. Government Money Market Fund, Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund, Tax-Free Money Market Fund, Short Duration Government Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, Virginia Municipal Bond Fund	Daily/Monthly

Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If the Funds receive returned mail from the address to which cash distributions are being mailed, a second attempt will be made to deliver the proceeds. After a second postal return, your account will be coded to reinvest all future distributions until such time that a correct address is provided.

Annual Statements and Tax Forms

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest). Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations

Fund Distributions Except for the Tax-Free Funds (See, “Additional Information for the Tax-Free Funds below), each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

The Funds’ distributions (other than the Tax-Free Funds’) are expected to be primarily from the following sources:

FUND	Distributions are Expected To be Primarily
International Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Strategic Allocation Fund, Income Fund, Intermediate-Term Bond Fund, and Short-Term Corporate Bond Fund	Ordinary Income and/or Capital Gains
Money Market Fund, Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Money Market Fund, Short Duration Government Bond, and U.S. Government Bond Fund	Ordinary Income

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. The Money Market Funds do not expect to realize any long-term capital gains or losses. With respect to taxable years of a Fund beginning before January 1, 2013, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Money Market Funds and Bond Funds primarily is derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by a Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

Sale or Redemption of Fund Shares A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different MTB Fund is the same as a sale. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross

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proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund in writing to use a different calculation method. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. Because the Money Market Funds expect to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or redemption of shares in a Money Market Fund.

Backup Withholding By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt-interest dividends and, with respect to taxable years of a Fund that begin before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Additional Information for the Tax-Free Funds

Exempt-Interest Dividends Dividends from each Tax-Free Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a Tax-Free Fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in a Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax. However, under the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

While the Tax-Free Funds endeavor to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Taxable Income Dividends Each Tax-Free Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital Gain Distributions Each Tax-Free Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. The Money Market Funds do not expect to realize any long-term capital gains or losses.

This discussion of “Dividends, Distributions, and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Portfolio Holdings Information

Information concerning each Fund’s portfolio holdings is available in the “Funds & Performance” section of the Trust’s website at www.mtbfunds.com. A complete listing of each Fund’s portfolio holdings as of the end of each

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ACCOUNT AND SHARE INFORMATION

month is posted on the website approximately 30 days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the “Funds & Performance” page by selecting a Fund Name and Share Class, then selecting “Fund Holdings” under the Select Document pull down menu.

Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change:

•	For Equity Funds, Bond Funds and Strategic Allocation Fund, identification of the Fund’s top ten holdings; and

•	For Equity Funds, Bond Funds, Strategic Allocation Fund, and Money Market Funds, percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country.

You may access this from the “Funds & Performance” page: click on “Class A Shares, Class A2 Shares, Class C Shares, Corporate Shares, Class I Shares, Class I2 Shares or Class S Quarterly Fact Sheets,” and select the appropriate link opposite the name of the Fund. You may also access a complete set of these monthly/ quarterly fact sheets by clicking on “Prospectus and Fund Guide” and selecting “Retail Fund Guide.”

In addition, each Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. You may access this from the “Funds & Performance” page: click on “Funds Prospectuses & Regulatory Literature” and select the desired report from the following options: “Semi-Annual Report” or “Annual Report.” Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. Each of these fiscal quarter reports containing complete listings of the Fund’s portfolio holdings is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov and is posted on the Funds’ website at www.mtbfunds.com.

A description of the Funds’ Portfolio Holdings Disclosure Policy, which addresses the disclosure of the Funds’ portfolio securities, is available in the Funds’ SAI.

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FINANCIAL HIGHLIGHTS

Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each MTB Fund’s Class A Shares, Class A2 Shares, Class C Shares, Corporate Shares, Class I Shares, Class I2 Shares and Class S Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains. The information in this table has been audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the Funds’ audited financial statements, are included in the April 30, 2011 Annual Reports of the Trust, which are available upon request.

PROSPECTUS / August 31, 2011	103

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MONEY MARKET FUND

CLASS A SHARES	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.011	0.041	0.046
Less Distributions from Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.011)	(0.041)	(0.046)
Return of Capital	—		(0.000	)(c)	—	—	—

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		1.13%	4.14%	4.72%
Net Assets, End of Period (000’s)	$345,931		$459,497		$630,429	$837,674	$740,486
Ratios to Average Net Assets
Gross Expense	0.75%		0.77%		0.76%	0.75%	0.78%
Net Expenses(b)	0.28%		0.29%		0.67%	0.67%	0.63%
Net Investment Income	0.01%		0.02%		1.20%	3.97%	4.62%

CLASS A2 SHARES(d)	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.013	0.043	0.047
Less Distributions from Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.013)	(0.043)	(0.047)
Return of Capital	—		(0.000	)(c)	—	—	—

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.03%		1.30%	4.35%	4.83%
Net Assets, End of Period (000’s)	$217,836		$244,661		$320,238	$459,544	$156,286
Ratios to Average Net Assets
Gross Expense	1.00%		1.02%		1.00%	0.99%	1.03%
Net Expenses(b)	0.28%		0.28%		0.49%	0.47%	0.49%
Net Investment Income	0.01%		0.03%		1.42%	3.98%	4.85%

CLASS S SHARES	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.009	0.038	0.043
Less Distributions from Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.009)	(0.038)	(0.043)
Return of Capital	—		(0.000	)(c)	—	—	—

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		0.92%	3.88%	4.40%
Net Assets, End of Period (000’s)	$5,870		$12,826		$30,423	$62,025	$61,091
Ratios to Average Net Assets
Gross Expense	1.00%		1.02%		1.00%	1.00%	1.03%
Net Expenses(b)	0.28%		0.34%		0.88%	0.92%	0.93%
Net Investment Income	0.01%		0.03%		1.07%	3.75%	4.33%

CLASS I SHARES(e)	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.013	0.043	0.048
Less Distributions from Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.013)	(0.043)	(0.048)
Return of Capital	—		(0.000	)(c)	—	—	—

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.04%		0.05%		1.35%	4.40%	4.92%
Net Assets, End of Period (000’s)	$512,363		$566,594		$812,096	$790,578	$502,907
Ratios to Average Net Assets
Gross Expense	0.75%		0.77%		0.76%	0.74%	0.78%
Net Expenses(b)	0.25%		0.26%		0.45%	0.42%	0.43%
Net Investment Income	0.04%		0.05%		1.31%	4.09%	4.82%

(Financial Highlights continued next page)

104	August 31, 2011 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

MTB MONEY MARKET FUND – (continued)

CLASS I2 SHARES(f)	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.012	0.042	0.047
Less Distributions from Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.012)	(0.042)	(0.047)
Return of Capital	—		(0.000	)(c)	—	—	—

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.04%		0.04%		1.25%	4.29%	4.82%
Net Assets, End of Period (000’s)	$416,387		$425,103		$447,219	$1,104,416	$555,422
Ratios to Average Net Assets
Gross Expense	0.75%		0.77%		0.74%	0.74%	0.78%
Net Expenses(b)	0.25%		0.26%		0.53%	0.52%	0.53%
Net Investment Income	0.04%		0.04%		1.55%	3.93%	4.73%

(a)	Total returns for periods of less than one year, are not annualized.
(b)	The investment advisor voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Formerly Institutional Shares.
(e)	Formerly Institutional Class I Shares.
(f)	Formerly Institutional Class II Shares.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2011	105

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB PRIME MONEY MARKET FUND

CORPORATE SHARES(c)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.001	0.001	0.013	0.043	0.048
Less Distributions from Net Investment Income	(0.001)	(0.001)	(0.013)	(0.043)	(0.048)

Net Asset Value, End of Period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.05%	0.07%	1.35%	4.44%	4.94%
Net Assets, End of Period (000’s)	$398,197	$425,757	$564,534	$454,775	$349,459
Ratios to Average Net Assets
Gross Expense	1.01%	1.01%	1.01%	0.97%	1.03%
Net Expenses(b)	0.23%	0.24%	0.39%	0.37%	0.40%
Net Investment Income	0.05%	0.07%	1.27%	4.19%	4.83%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment advisor voluntarily waived a portion of its fees.
(c)	Formerly Institutional Shares.

(Financial Highlights continued next page)

106	August 31, 2011 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB NEW YORK TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.010		0.024		0.028

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.010)		(0.024)		(0.028)
Net Realized Gains	—		—		(0.000	)(c)	(0.000	)(c)	—

Total Distributions	(0.000)		(0.000)		(0.010)		(0.024)		(0.028)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000

Total Return(a)	0.01%		0.03%		1.06%		2.47%		2.86%
Net Assets, End of Period (000’s)	$52,518		$57,728		$83,653		$100,280		$80,685
Ratios to Average Net Assets
Gross Expense	0.86%		0.81%		0.79%		0.80%		0.84%
Net Expenses(b)	0.37%		0.52%		0.75%		0.74%		0.72%
Net Investment Income	0.01%		0.03%		1.06%		2.36%		2.81%

CLASS I SHARES(d)	2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.001		0.013		0.025		0.030
Net Realized and Unrealized Gain (Loss)	—		—		—		0.002		—

Total Income (Loss) From Operations	0.000		0.001		0.013		0.027		0.030

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.001)		(0.013)		(0.027)		(0.030)
Net Realized Gains	—		—		(0.000	)(c)	(0.000	)(c)	—

Total Distributions	(0.000)		(0.001)		(0.013)		(0.027)		(0.030)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000

Total Return(a)	0.02%		0.07%		1.30%		2.72%		3.08%
Net Assets, End of Period (000’s)	$47,667		$47,838		$113,393		$49,637		$30,767
Ratios to Average Net Assets
Gross Expense	0.86%		0.81%		0.79%		0.80%		0.85%
Net Expenses(b)	0.37%		0.49%		0.50%		0.49%		0.50%
Net Investment Income	0.02%		0.08%		1.24%		2.52%		3.02%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment advisor voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Formerly Institutional Class I Shares.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2011	107

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(c)	0.000	(c)	0.010	0.025	0.028
Less Distributions from Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.010)	(0.025)	(0.028)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.03%		0.97%	2.50%	2.81%
Net Assets, End of Period (000’s)	$5,293		$7,245		$5,137	$6,320	$3,817
Ratios to Average Net Assets
Gross Expense	1.41%		1.25%		1.13%	1.30%	1.41%
Net Expenses(b)	0.41%		0.44%		0.76%	0.75%	0.77%
Net Investment Income	0.01%		0.03%		0.98%	2.41%	2.83%

CLASS I SHARES(d)	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(c)	0.001		0.011	0.027	0.030
Less Distributions from Net Investment Income	(0.000	)(c)	(0.001)		(0.011)	(0.027)	(0.030)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.02%		0.06%		1.16%	2.71%	3.03%
Net Assets, End of Period (000’s)	$12,380		$18,178		$48,766	$59,232	$15,343
Ratios to Average Net Assets
Gross Expense	1.16%		0.99%		0.88%	1.04%	1.16%
Net Expenses(b)	0.40%		0.47%		0.57%	0.55%	0.57%
Net Investment Income	0.02%		0.07%		1.09%	2.46%	2.96%

CLASS I2 SHARES(e)	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(c)	0.000	(c)	0.011	0.026	0.029
Less Distributions from Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.011)	(0.026)	(0.029)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.02%		0.04%		1.06%	2.61%	2.97%
Net Assets, End of Period (000’s)	$8,076		$14,518		$4,146	$3,685	$931
Ratios to Average Net Assets
Gross Expense	1.15%		1.00%		0.89%	1.03%	1.15%
Net Expenses(b)	0.41%		0.39%		0.67%	0.65%	0.65%
Net Investment Income	0.02%		0.03%		0.97%	2.38%	2.90%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment advisor voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Formerly Institutional Class I Shares.
(e)	Formerly Institutional Class II Shares.

(Financial Highlights continued next page)

108	August 31, 2011 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.010	0.024	0.027
Net Realized and Unrealized Gain (Loss)	—		—		—	0.001	—

Total Income (Loss) From Operations	0.000		0.000		0.010	0.025	0.027

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.010)	(0.025)	(0.027)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.03%		1.00%	2.49%	2.78%
Net Assets, End of Period (000’s)	$11,779		$18,949		$21,338	$22,194	$19,781
Ratios to Average Net Assets
Gross Expense	1.08%		1.04%		1.03%	1.08%	1.09%
Net Expenses(b)	0.41%		0.47%		0.80%	0.79%	0.80%
Net Investment Income	0.01%		0.04%		0.99%	2.44%	2.72%

CLASS I SHARES(d)	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.001		0.014	0.028	0.031
Net Realized and Unrealized Gain (Loss)	—		—		—	0.001	—

Total Income (Loss) From Operations	0.000		0.001		0.014	0.029	0.031

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.001)		(0.014)	(0.029)	(0.031)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.03%		0.09%		1.40%	2.88%	3.19%
Net Assets, End of Period (000’s)	$108,802		$83,916		$180,584	$70,133	$41,617
Ratios to Average Net Assets
Gross Expense	0.83%		0.78%		0.78%	0.90%	0.84%
Net Expenses(b)	0.39%		0.41%		0.42%	0.39%	0.41%
Net Investment Income	0.03%		0.10%		1.14%	2.75%	3.13%

CLASS I2 SHARES(e)	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.001		0.012	0.026	0.030
Net Realized and Unrealized Gain (Loss)	—		—		—	0.001	—

Total Income (Loss) From Operations	0.000		0.001		0.012	0.027	0.030

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.001)		(0.012)	(0.027)	(0.030)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.03%		0.06%		1.25%	2.74%	3.04%
Net Assets, End of Period (000’s)	$33,322		$36,870		$49,143	$39,081	$29,292
Ratios to Average Net Assets
Gross Expense	0.83%		0.78%		0.78%	0.82%	0.84%
Net Expenses(b)	0.39%		0.45%		0.56%	0.54%	0.55%
Net Investment Income	0.03%		0.06%		1.21%	2.64%	2.98%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment advisor voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Formerly Institutional Class I Shares.
(e)	Formerly Institutional Class II Shares.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2011	109

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB U.S. GOVERNMENT MONEY MARKET FUND

CLASS A SHARES	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(c)	0.000	(c)	0.011	0.038	0.044
Less Distribution from Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.011)	(0.038)	(0.044)
Return of Capital	(0.000	)(c)	(0.000	)(c)	—	—	—

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		1.14%	3.97%	4.53%
Net Assets, End of Period (000’s)	$35,561		$35,502		$42,427	$26,789	$23,755
Ratios to Average Net Assets
Gross Expense	0.98%		1.00%		0.99%	0.99%	1.01%
Net Expenses(b)	0.25%		0.30%		0.73%	0.70%	0.72%
Net Investment Income	0.01%		0.02%		0.97%	3.77%	4.67%

CLASS I SHARES(d)	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(c)	0.000	(c)	0.013	0.041	0.047
Less Distribution from Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.013)	(0.041)	(0.047)
Return of Capital	(0.000	)(c)	(0.000	)(c)	—	—	—

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		1.34%	4.20%	4.83%
Net Assets, End of Period (000’s)	$355,506		$496,004		$1,394,758	$2,196,947	$1,420,028
Ratios to Average Net Assets
Gross Expense	0.74%		0.75%		0.73%	0.73%	0.76%
Net Expenses(b)	0.26%		0.32%		0.48%	0.45%	0.45%
Net Investment Income	0.01%		0.02%		1.38%	3.97%	4.74%

CLASS I2 SHARES(e)	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(c)	0.000	(c)	0.012	0.040	0.046
Less Distribution from Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.012)	(0.040)	(0.046)
Return of Capital	(0.000	)(c)	(0.000	)(c)	—	—	—

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		1.23%	4.09%	4.74%
Net Assets, End of Period (000’s)	$1,493,139		$1,582,317		$1,642,160	$1,417,435	$1,075,679
Ratios to Average Net Assets
Gross Expense	0.73%		0.74%		0.73%	0.73%	0.76%
Net Expenses(b)	0.25%		0.29%		0.58%	0.55%	0.54%
Net Investment Income	0.01%		0.02%		1.17%	3.88%	4.63%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment advisor voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Formerly Institutional Class I Shares.
(e)	Formerly Institutional Class II Shares.

(Financial Highlights continued next page)

110	August 31, 2011 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB U.S. TREASURY MONEY MARKET FUND

CLASS A SHARES	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(c)	0.000	(c)	0.005	0.033	0.043
Less Distribution from Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.005)	(0.033)	(0.043)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		0.54%	3.40%	4.42%
Net Assets, End of Period (000’s)	$71,929		$141,648		$133,754	$103,488	$108,698
Ratios to Average Net Assets
Gross Expense	0.74%		0.74%		0.74%	0.76%	0.78%
Net Expenses(b)	0.17%		0.20%		0.60%	0.74%	0.72%
Net Investment Income	0.01%		0.02%		0.48%	3.32%	4.33%

CLASS S SHARES	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(c)	0.000	(c)	0.004	0.031	0.041
Less Distribution from Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.004)	(0.031)	(0.041)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		0.43%	3.14%	4.18%
Net Assets, End of Period (000’s)	$10,627		$10,755		$10,271	$21,153	$27,794
Ratios to Average Net Assets
Gross Expense	0.99%		0.98%		0.99%	1.01%	1.03%
Net Expenses(b)	0.16%		0.20%		0.74%	0.99%	0.96%
Net Investment Income	0.01%		0.02%		0.45%	3.27%	4.10%

CLASS I SHARES(d)	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(c)	0.000	(c)	0.007	0.036	0.046
Less Distribution from Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.007)	(0.036)	(0.046)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		0.68%	3.66%	4.66%
Net Assets, End of Period (000’s)	$165,795		$176,467		$394,550	$565,532	$336,470
Ratios to Average Net Assets
Gross Expense	0.74%		0.74%		0.74%	0.75%	0.77%
Net Expenses(b)	0.17%		0.23%		0.46%	0.49%	0.49%
Net Investment Income	0.01%		0.02%		0.64%	3.64%	4.57%

CLASS I2 SHARES(e)	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Net Investment Income	0.000	(c)	0.000	(c)	0.006	0.035	0.044
Less Distribution from Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.006)	(0.035)	(0.044)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		0.58%	3.51%	4.51%
Net Assets, End of Period (000’s)	$676,070		$654,530		$752,284	$447,430	$382,644
Ratios to Average Net Assets
Gross Expense	0.74%		0.73%		0.74%	0.75%	0.77%
Net Expenses(b)	0.16%		0.22%		0.54%	0.64%	0.63%
Net Investment Income	0.01%		0.03%		0.39%	3.22%	4.40%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment advisor voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Formerly Institutional Class I Shares.
(e)	Formerly Institutional Class II Shares.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2011	111

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INCOME FUND

CLASS A SHARES	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.05	$ 9.24	$ 9.77	$ 9.84	$ 9.66
Income (Loss) From Operations:
Net Investment Income	0.38 (c)	0.39 (c)	0.45 (c)	0.46 (c)	0.44
Net Realized and Unrealized Gain (Loss)	0.26	0.81	(0.54)	(0.08)	0.20

Total Income (Loss) From Operations	0.64	1.20	(0.09)	0.38	0.64

Less Distributions From:
Net Investment Income	(0.38)	(0.39)	(0.44)	(0.45)	(0.45)
Net Realized Gains	(0.15)	—	—	—	(0.01)

Total Distributions	(0.53)	(0.39)	(0.44)	(0.45)	(0.46)

Net Asset Value, End of Period	$10.16	$10.05	$ 9.24	$ 9.77	$ 9.84

Total Return(a)	6.50%	13.13%	(0.84)%	3.93%	6.73%
Net Assets, End of Period (000’s)	$6,602	$6,289	$5,681	$5,572	$6,381
Ratios to Average Net Assets
Gross Expense	1.28%	1.26%	1.32%	1.29%	1.31%
Net Expenses(b)	1.00%	0.84%	0.78%	0.88%	0.99%
Net Investment Income	3.76%	4.00%	4.75%	4.66%	4.61%
Portfolio Turnover Rate	128%	142%	93%	152%	79%

CLASS I SHARES(d)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.90	$ 9.10	$ 9.63	$ 9.71	$ 9.53
Income (Loss) From Operations:
Net Investment Income	0.41 (c)	0.40 (c)	0.43 (c)	0.48 (c)	0.46
Net Realized and Unrealized Gain (Loss)	0.26	0.80	(0.50)	(0.10)	0.19

Total Income (Loss) From Operations	0.67	1.20	(0.07)	0.38	0.65

Less Distributions From:
Net Investment Income	(0.41)	(0.40)	(0.46)	(0.46)	(0.46)
Net Realized Gains	(0.15)	—	—	—	(0.01)

Total Distributions	(0.56)	(0.40)	(0.46)	(0.46)	(0.47)

Net Asset Value, End of Period	$10.01	$ 9.90	$ 9.10	$ 9.63	$ 9.71

Total Return(a)	6.93%	13.39%	(0.71)%	4.03%	7.03%
Net Assets, End of Period (000’s)	$209,386	$205,794	$159,120	$91,416	$115,486
Ratios to Average Net Assets
Gross Expense	1.03%	1.01%	1.06%	1.04%	1.06%
Net Expenses(b)	0.66%	0.64%	0.64%	0.73%	0.79%
Net Investment Income	4.12%	4.21%	4.83%	4.80%	4.81%
Portfolio Turnover Rate	128%	142%	93%	152%	79%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Formerly Institutional Class I Shares.

(Financial Highlights continued next page)

112	August 31, 2011 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INTERMEDIATE-TERM BOND FUND

CLASS A SHARES	2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$10.63	$ 9.96		$ 9.97	$ 9.81	$ 9.64
Income (Loss) From Operations:
Net Investment Income(c)	0.34	0.43		0.41	0.40	0.42
Net Realized and Unrealized Gain (Loss)	0.24	0.68		(0.00)	0.16	0.17

Total Income (Loss) From Operations	0.58	1.11		0.41	0.56	0.59

Less Distributions From:
Net Investment Income	(0.35)	(0.44)		(0.42)	(0.40)	(0.42)
Net Realized Gains	(0.10)	—		—	—	—

Total Distributions	(0.45)	(0.44)		(0.42)	(0.40)	(0.42)

Net Asset Value, End of Period	$10.76	$10.63		$ 9.96	$ 9.97	$ 9.81

Total Return(a)	5.51%	11.33%		4.20%	5.85%	6.19%
Net Assets, End of Period (000’s)	$6,744	$5,777		$2,619	$1,495	$1,455
Ratios to Average Net Assets
Gross Expense	1.43%	1.41%		1.35%	1.36%	1.36%
Net Expenses(b)	1.01%	0.87%		0.78%	0.85%	0.95%
Net Investment Income	3.18%	4.23%		4.22%	4.12%	4.23%
Portfolio Turnover Rate	485%	164%		191%	279%	189%

CLASS C SHARES	2011	2010(d)
Net Asset Value, Beginning of Period	$10.65	$10.55
Income (Loss) From Operations:
Net Investment Income(c)	0.25	0.02
Net Realized and Unrealized Gain (Loss)	0.25	0.10

Total Income (Loss) From Operations	0.50	0.12

Less Distributions From:
Net Investment Income	(0.27)	(0.02)
Net Realized Gains	(0.10)	—

Total Distributions	(0.37)	(0.02)

Net Asset Value, End of Period	$10.78	$10.65

Total Return(a)	4.79%	1.10%
Net Assets, End of Period (000’s)	$1,323	$48
Ratios to Average Net Assets
Gross Expense	2.19%	2.30	%(e)
Net Expenses(b)	1.74%	1.81	%(e)
Net Investment Income	2.39%	3.30	%(e)
Portfolio Turnover Rate	485%	164	%(f)

CLASS I SHARES(g)	2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$10.64	$ 9.96		$ 9.97	$ 9.81	$ 9.64
Income (Loss) From Operations:
Net Investment Income(c)	0.38	0.47		0.43	0.42	0.44
Net Realized and Unrealized Gain (Loss)	0.24	0.67		(0.01)	0.16	0.17

Total Income (Loss) From Operations	0.62	1.14		0.42	0.58	0.61

Less Distributions From:
Net Investment Income	(0.39)	(0.46)		(0.43)	(0.42)	(0.44)
Net Realized Gains	(0.10)	—		—	—	—

Total Distributions	(0.49)	(0.46)		(0.43)	(0.42)	(0.44)

Net Asset Value, End of Period	$10.77	$10.64		$ 9.96	$ 9.97	$ 9.81

Total Return(a)	5.96%	11.62%		4.35%	6.01%	6.42%
Net Assets, End of Period (000’s)	$107,625	$122,553		$126,742	$178,343	$195,560
Ratios to Average Net Assets
Gross Expense	1.17%	1.15%		1.09%	1.11%	1.11%
Net Expenses(b)	0.66%	0.63%		0.63%	0.70%	0.73%
Net Investment Income	3.54%	4.49%		4.31%	4.27%	4.44%
Portfolio Turnover Rate	485%	164%		191%	279%	189%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Reflects investment operations for the period from April 5, 2010 to April 30, 2010.
(e)	Annualized for periods less than one year.
(f)	Reflects portfolio turnover for the Fund for the year ended April 30, 2010.
(g)	Formerly Institutional Class I Shares.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2011	113

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MARYLAND MUNICIPAL BOND FUND

CLASS A SHARES	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.98	$ 9.50	$ 9.82	$10.10	$10.05
Income (Loss) From Operations:
Net Investment Income	0.36 (c)	0.38 (c)	0.40 (c)	0.39 (c)	0.39
Net Realized and Unrealized Gain (Loss)	(0.21)	0.49	(0.30)	(0.26)	0.08

Total Income (Loss) From Operations	0.15	0.87	0.10	0.13	0.47

Less Distributions From:
Net Investment Income	(0.36)	(0.39)	(0.40)	(0.39)	(0.39)
Net Realized Gains	—	—	(0.02)	(0.02)	(0.03)

Total Distributions	(0.36)	(0.39)	(0.42)	(0.41)	(0.42)

Net Asset Value, End of Period	$9.77	$ 9.98	$ 9.50	$ 9.82	$10.10

Total Return(a)	1.54%	9.24%	1.10%	1.30%	4.74%
Net Assets, End of Period (000’s)	$34,550	$42,303	$38,627	$41,846	$47,611
Ratios to Average Net Assets
Gross Expense	1.38%	1.38%	1.38%	1.39%	1.38%
Net Expenses(b)	0.94%	0.82%	0.79%	0.81%	0.82%
Net Investment Income	3.62%	3.90%	4.21%	3.95%	3.89%
Portfolio Turnover Rate	6%	8%	6%	3%	16%

CLASS I SHARES(d)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.99	$ 9.51	$ 9.83	$10.11	$10.06
Income (Loss) From Operations:
Net Investment Income	0.39 (c)	0.40 (c)	0.41 (c)	0.40 (c)	0.40
Net Realized and Unrealized Gain (Loss)	(0.20)	0.48	(0.30)	(0.26)	0.08

Total Income (Loss) From Operations	0.19	0.88	0.11	0.14	0.48

Less Distributions From:
Net Investment Income	(0.39)	(0.40)	(0.41)	(0.40)	(0.40)
Net Realized Gains	—	—	(0.02)	(0.02)	(0.03)

Total Distributions	(0.39)	(0.40)	(0.43)	(0.42)	(0.43)

Net Asset Value, End of Period	$9.79	$ 9.99	$ 9.51	$ 9.83	$10.11

Total Return(a)	1.90%	9.33%	1.20%	1.40%	4.84%
Net Assets, End of Period (000’s)	$78,912	$85,039	$79,494	$86,933	$98,014
Ratios to Average Net Assets
Gross Expense	1.13%	1.13%	1.13%	1.14%	1.14%
Net Expenses(b)	0.67%	0.70%	0.70%	0.72%	0.72%
Net Investment Income	3.90%	4.02%	4.30%	4.05%	4.00%
Portfolio Turnover Rate	6%	8%	6%	3%	16%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Formerly Institutional Class I Shares.

(Financial Highlights continued next page)

114	August 31, 2011 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB NEW YORK MUNICIPAL BOND FUND

CLASS A SHARES	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 10.25	$ 9.89	$10.25	$10.51	$10.38
Income (Loss) From Operations:
Net Investment Income	0.35 (c)	0.35 (c)	0.38 (c)	0.39 (c)	0.39
Net Realized and Unrealized Gain (Loss)	(0.16)	0.36	(0.34)	(0.27)	0.13

Total Income (Loss) From Operations	0.19	0.71	0.04	0.12	0.52

Less Distributions From:
Net Investment Income	(0.36)	(0.35)	(0.40)	(0.38)	(0.39)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.36)	(0.35)	(0.40)	(0.38)	(0.39)

Net Asset Value, End of Period	$10.08	$10.25	$ 9.89	$10.25	$10.51

Total Return(a)	1.83%	7.28%	0.44%	1.21%	5.13%
Net Assets, End of Period (000’s)	$34,107	$40,748	$33,904	$60,836	$59,371
Ratios to Average Net Assets
Gross Expense	1.40%	1.40%	1.40%	1.39%	1.41%
Net Expenses(b)	0.84%	0.80%	0.75%	0.79%	0.80%
Net Investment Income	3.47%	3.42%	3.96%	3.70%	3.77%
Portfolio Turnover Rate	67%	64%	102%	119%	37%

CLASS I SHARES(d)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 10.26	$ 9.89	$10.25	$10.51	$10.38
Income (Loss) From Operations:
Net Investment Income	0.38 (c)	0.36 (c)	0.41 (c)	0.40 (c)	0.41
Net Realized and Unrealized Gain (Loss)	(0.18)	0.37	(0.36)	(0.27)	0.13

Total Income (Loss) From Operations	0.20	0.73	0.05	0.13	0.54

Less Distributions From:
Net Investment Income	(0.38)	(0.36)	(0.41)	(0.39)	(0.41)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.38)	(0.36)	(0.41)	(0.39)	(0.41)

Net Asset Value, End of Period	$10.08	$10.26	$ 9.89	$10.25	$10.51

Total Return(a)	1.97%	7.54%	0.54%	1.31%	5.26%
Net Assets, End of Period (000’s)	$68,919	$67,239	$57,173	$42,737	$44,224
Ratios to Average Net Assets
Gross Expense	1.15%	1.15%	1.15%	1.16%	1.20%
Net Expenses(b)	0.59%	0.64%	0.65%	0.66%	0.67%
Net Investment Income	3.71%	3.58%	4.11%	3.83%	3.89%
Portfolio Turnover Rate	67%	64%	102%	119%	37%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Formerly Institutional Class I Shares.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2011	115

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB PENNSYLVANIA MUNICIPAL BOND FUND

CLASS A SHARES	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 10.13	$ 9.87	$10.02	$10.09	$10.01
Income (Loss) From Operations:
Net Investment Income	0.33 (c)	0.37 (c)	0.37 (c)	0.35 (c)	0.37
Net Realized and Unrealized Gain (Loss)	(0.11)	0.26	(0.14)	(0.07)	0.07

Total Income (Loss) From Operations	0.22	0.63	0.23	0.28	0.44

Less Distributions From:
Net Investment Income	(0.33)	(0.37)	(0.37)	(0.35)	(0.36)
Net Realized Gains	—	—	(0.01)	—	—

Total Distributions	(0.33)	(0.37)	(0.38)	(0.35)	(0.36)

Net Asset Value, End of Period	$10.02	$10.13	$ 9.87	$10.02	$10.09

Total Return(a)	2.33%	6.51%	2.39%	2.87%	4.49%
Net Assets, End of Period (000’s)	$7,750	$6,727	$4,731	$5,344	$5,407
Ratios to Average Net Assets
Gross Expense	1.40%	1.38%	1.37%	1.38%	1.40%
Net Expenses(b)	0.95%	0.95%	0.95%	0.95%	0.92%
Net Investment Income	3.30%	3.69%	3.77%	3.54%	3.63%
Portfolio Turnover Rate	19%	8%	21%	14%	26%

CLASS I SHARES(d)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 10.13	$ 9.87	$10.02	$10.09	$10.01
Income (Loss) From Operations:
Net Investment Income	0.36 (c)	0.38 (c)	0.38 (c)	0.37 (c)	0.37
Net Realized and Unrealized Gain (Loss)	(0.10)	0.26	(0.14)	(0.08)	0.08

Total Income (Loss) From Operations	0.26	0.64	0.24	0.29	0.45

Less Distributions From:
Net Investment Income	(0.36)	(0.38)	(0.38)	(0.36)	(0.37)
Net Realized Gains	—	—	(0.01)	—	—

Total Distributions	(0.36)	(0.38)	(0.39)	(0.36)	(0.37)

Net Asset Value, End of Period	$10.03	$10.13	$ 9.87	$10.02	$10.09

Total Return(a)	2.57%	6.62%	2.49%	2.97%	4.56%
Net Assets, End of Period (000’s)	$93,786	$98,299	$106,029	$117,723	$133,668
Ratios to Average Net Assets
Gross Expense	1.15%	1.13%	1.12%	1.13%	1.15%
Net Expenses(b)	0.70%	0.83%	0.85%	0.85%	0.85%
Net Investment Income	3.54%	3.82%	3.87%	3.64%	3.70%
Portfolio Turnover Rate	19%	8%	21%	14%	26%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Formerly Institutional Class I Shares.

(Financial Highlights continued next page)

116	August 31, 2011 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SHORT DURATION GOVERNMENT BOND FUND

CLASS A SHARES	2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$9.90	$ 9.90		$ 9.78	$ 9.61	$ 9.48
Income (Loss) From Operations:
Net Investment Income	0.23 (c)	0.30	(c)	0.32 (c)	0.36 (c)	0.34
Net Realized and Unrealized Gain (Loss)	(0.02)	0.01		0.12	0.17	0.14

Total Income (Loss) From Operations	0.21	0.31		0.44	0.53	0.48

Less Distributions From:
Net Investment Income	(0.24)	(0.31)		(0.32)	(0.36)	(0.35)
Net Realized Gains	—	—		—	—	—

Total Distributions	(0.24)	(0.31)		(0.32)	(0.36)	(0.35)

Net Asset Value, End of Period	$9.87	$ 9.90		$ 9.90	$ 9.78	$ 9.61

Total Return(a)	2.10%	3.15%		4.59%	5.65%	5.17%
Net Assets, End of Period (000’s)	$16,848	$10,680		$5,209	$3,005	$3,421
Ratios to Average Net Assets
Gross Expense	1.36%	1.36%		1.25%	1.26%	1.27%
Net Expenses(b)	0.89%	0.86%		0.80%	0.81%	0.89%
Net Investment Income	2.35%	3.04%		3.27%	3.76%	3.68%
Portfolio Turnover Rate	255%	164%		84%	67%	97%

CLASS C SHARES	2011	2010(d)
Net Asset Value, Beginning of Period	$9.92	$ 9.90
Income (Loss) From Operations:
Net Investment Income(c)	0.15	0.01
Net Realized and Unrealized Gain (Loss)	(0.02)	0.02

Total Income (Loss) From Operations	0.13	0.03

Less Distributions From:
Net Investment Income	(0.16)	(0.01)
Net Realized Gains	—	—

Total Distributions	(0.16)	(0.01)

Net Asset Value, End of Period	$9.89	$ 9.92

Total Return(a)	1.29%	0.30%
Net Assets, End of Period (000’s)	$1,231	$210
Ratios to Average Net Assets
Gross Expense	2.12%	2.08	%(e)
Net Expenses(b)	1.66%	1.72	%(e)
Net Investment Income	1.55%	2.32	%(e)
Portfolio Turnover Rate	255%	164	%(f)

CLASS I SHARES(g)	2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$9.92	$ 9.92		$ 9.78	$ 9.61	$ 9.48
Income (Loss) From Operations:
Net Investment Income	0.26 (c)	0.32	(c)	0.35 (c)	0.38 (c)	0.37
Net Realized and Unrealized Gain (Loss)	(0.03)	0.00		0.13	0.17	0.13

Total Income (Loss) From Operations	0.23	0.32		0.48	0.55	0.50

Less Distributions From:
Net Investment Income	(0.26)	(0.32)		(0.34)	(0.38)	(0.37)
Net Realized Gains	—	—		—	—	—

Total Distributions	(0.26)	(0.32)		(0.34)	(0.38)	(0.37)

Net Asset Value, End of Period	$9.89	$ 9.92		$ 9.92	$ 9.78	$ 9.61

Total Return(a)	2.35%	3.32%		4.96%	5.81%	5.40%
Net Assets, End of Period (000’s)	$83,037	$77,725		$69,442	$164,547	$185,478
Ratios to Average Net Assets
Gross Expense	1.11%	1.11%		0.99%	1.01%	1.02%
Net Expenses(b)	0.64%	0.65%		0.65%	0.66%	0.67%
Net Investment Income	2.61%	3.25%		3.45%	3.91%	3.92%
Portfolio Turnover Rate	255%	164%		84%	67%	97%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Reflects investment operations for the period from April 12, 2010 to April 30, 2010.
(e)	Annualized for periods less than one year.
(f)	Reflects portfolio turnover for the Fund for the year ended April 30, 2010.
(g)	Formerly Institutional Class I Shares.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2011	117

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SHORT-TERM CORPORATE BOND FUND

CLASS A SHARES	2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 10.21	$ 9.89		$ 9.87	$ 9.83	$ 9.72
Income (Loss) From Operations:
Net Investment Income	0.16 (c)	0.21	(c)	0.27 (c)	0.40 (c)	0.37
Net Realized and Unrealized Gain (Loss)	0.10	0.33		0.08	0.03	0.11

Total Income (Loss) From Operations	0.26	0.54		0.35	0.43	0.48

Less Distributions From:
Net Investment Income	(0.17)	(0.22)		(0.33)	(0.39)	(0.37)
Net Realized Gains	(0.01)	—		—	—	—

Total Distributions	(0.18)	(0.22)		(0.33)	(0.39)	(0.37)

Net Asset Value, End of Period	$10.29	$10.21		$ 9.89	$ 9.87	$ 9.83

Total Return(a)	2.57%	5.47%		3.59%	4.48%	5.00%
Net Assets, End of Period (000’s)	$11,905	$5,461		$453	$63	$83
Ratios to Average Net Assets
Gross Expense	1.45%	1.49%		1.48%	1.49%	1.49%
Net Expenses(b)	0.86%	0.92%		0.89%	0.89%	0.93%
Net Investment Income	1.57%	2.04%		3.21%	4.01%	3.65%
Portfolio Turnover Rate	142%	81%		94%	80%	64%

CLASS C SHARES	2011	2010(d)
Net Asset Value, Beginning of Period	$10.21	$10.18
Income (Loss) From Operations:
Net Investment Income(c)	0.08	0.01
Net Realized and Unrealized Gain (Loss)	0.11	0.03

Total Income (Loss) From Operations	0.19	0.04

Less Distributions From:
Net Investment Income	(0.09)	(0.01)
Net Realized Gains	(0.01)	—

Total Distributions	(0.10)	(0.01)

Net Asset Value, End of Period	$10.30	$10.21

Total Return(a)	1.89%	0.35%
Net Assets, End of Period (000’s)	$393	$130
Ratios to Average Net Assets
Gross Expense	2.20%	2.65	%(e)
Net Expenses(b)	1.61%	1.70	%(e)
Net Investment Income	0.79%	1.57	%(e)
Portfolio Turnover Rate	142%	81	%(f)

CLASS I SHARES(g)	2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 10.21	$ 9.89		$ 9.88	$ 9.83	$ 9.72
Income (Loss) From Operations:
Net Investment Income	0.18 (c)	0.23	(c)	0.33 (c)	0.41 (c)	0.38
Net Realized and Unrealized Gain (Loss)	0.10	0.32		0.02	0.05	0.11

Total Income (Loss) From Operations	0.28	0.55		0.35	0.46	0.49

Less Distributions From:
Net Investment Income	(0.19)	(0.23)		(0.34)	(0.41)	(0.38)
Net Realized Gains	(0.01)	—		—	—	—

Total Distributions	(0.20)	(0.23)		(0.34)	(0.41)	(0.38)

Net Asset Value, End of Period	$10.29	$10.21		$ 9.89	$ 9.88	$ 9.83

Total Return(a)	2.83%	5.66%		3.64%	4.74%	5.18%
Net Assets, End of Period (000’s)	$176,531	$108,636		$61,655	$54,417	$58,771
Ratios to Average Net Assets
Gross Expense	1.20%	1.22%		1.23%	1.24%	1.24%
Net Expenses(b)	0.61%	0.71%		0.73%	0.74%	0.75%
Net Investment Income	1.81%	2.32%		3.42%	4.17%	3.93%
Portfolio Turnover Rate	142%	81%		94%	80%	64%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Reflects investment operations for the period from April 9, 2010 to April 30, 2010.
(e)	Annualized for periods less than one year.
(f)	Reflects portfolio turnover for the Fund for the year ended April 30, 2010.
(g)	Formerly Institutional Class I Shares.

(Financial Highlights continued next page)

118	August 31, 2011 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB U.S. GOVERNMENT BOND FUND

CLASS A SHARES	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.70	$ 9.50	$ 9.48	$ 9.28	$ 9.10
Income (Loss) From Operations:
Net Investment Income	0.33 (c)	0.37 (c)	0.36 (c)	0.39 (c)	0.40
Net Realized and Unrealized Gain (Loss)	0.05	0.21	0.05	0.21	0.18

Total Income (Loss) From Operations	0.38	0.58	0.41	0.60	0.58

Less Distributions From:
Net Investment Income	(0.33)	(0.38)	(0.39)	(0.40)	(0.40)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.33)	(0.38)	(0.39)	(0.40)	(0.40)

Net Asset Value, End of Period	$9.75	$ 9.70	$ 9.50	$ 9.48	$ 9.28

Total Return(a)	3.98%	6.17%	4.42%	6.58%	6.46%
Net Assets, End of Period (000’s)	$6,007	$6,604	$7,078	$37,690	$51,955
Ratios to Average Net Assets
Gross Expense	1.53%	1.48%	1.38%	1.33%	1.27%
Net Expenses(b)	1.09%	0.99%	0.72%	0.94%	0.87%
Net Investment Income	3.38%	3.88%	4.30%	4.22%	4.29%
Portfolio Turnover Rate(d)	66%	50%	35%	52%	71%

CLASS I SHARES(e)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.70	$ 9.49	$ 9.49	$ 9.28	$ 9.10
Income (Loss) From Operations:
Net Investment Income	0.37 (c)	0.39 (c)	0.39 (c)	0.41 (c)	0.40
Net Realized and Unrealized Gain (Loss)	0.05	0.21	—	0.20	0.18

Total Income (Loss) From Operations	0.42	0.60	0.39	0.61	0.58

Less Distributions From:
Net Investment Income	(0.37)	(0.39)	(0.39)	(0.40)	(0.40)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.37)	(0.39)	(0.39)	(0.40)	(0.40)

Net Asset Value, End of Period	$9.75	$ 9.70	$ 9.49	$ 9.49	$ 9.28

Total Return(a)	4.21%	6.41%	4.18%	6.74%	6.49%
Net Assets, End of Period (000’s)	$48,069	$60,221	$73,301	$85,617	$119,940
Ratios to Average Net Assets
Gross Expense	1.28%	1.23%	1.15%	1.14%	1.11%
Net Expenses(b)	0.74%	0.81%	0.82%	0.83%	0.84%
Net Investment Income	3.72%	4.06%	4.05%	4.34%	4.32%
Portfolio Turnover Rate(d)	66%	50%	35%	52%	71%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	This calculation excludes purchases and sales from dollar roll transactions.
(e)	Formerly Institutional Class I Shares.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2011	119

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB VIRGINIA MUNICIPAL BOND FUND

CLASS A SHARES	2011	2010	2009		2008	2007
Net Asset Value, Beginning of Period	$10.86	$10.67	$10.67		$10.90	$10.93
Income (Loss) From Operations:
Net Investment Income	0.35 (c)	0.37 (c)	0.38	(c)	0.40 (c)	0.41
Net Realized and Unrealized Gain (Loss)	(0.08)	0.19	0.00	(d)	(0.14)	0.08

Total Income (Loss) From Operations	0.27	0.56	0.38		0.26	0.49

Less Distributions From:
Net Investment Income	(0.35)	(0.37)	(0.38)		(0.39)	(0.41)
Net Realized Gains	—	—	(0.00	)(d)	(0.10)	(0.11)

Total Distributions	(0.35)	(0.37)	(0.38)		(0.49)	(0.52)

Net Asset Value, End of Period	$10.78	$10.86	$10.67		$10.67	$10.90

Total Return(a)	2.48%	5.28%	3.73%		2.47%	4.56%
Net Assets, End of Period (000’s)	$20,803	$21,238	$20,085		$16,570	$18,129
Ratios to Average Net Assets
Gross Expense	1.79%	1.81%	1.88%		1.77%	1.71%
Net Expenses(b)	0.94%	0.82%	0.84%		0.88%	0.86%
Net Investment Income	3.21%	3.40%	3.62%		3.67%	3.76%
Portfolio Turnover Rate	11%	19%	7%		3%	9%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.

(Financial Highlights continued next page)

120	August 31, 2011 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB STRATEGIC ALLOCATION FUND

CLASS A SHARES	2011(d)		2010(d)	2009(d)	2008(d)	2007(d)
Net Asset Value, Beginning of Period	$ 8.62		$ 6.72	$10.07	$10.67	$10.47
Income (Loss) From Operations:
Net Investment Income(c)	0.10		0.04	0.10	0.10	0.12
Net Realized and Unrealized Gain (Loss)	1.13		1.87	(2.82)	(0.19)	0.87

Total Income (Loss) From Operations	1.23		1.91	(2.72)	(0.09)	0.99

Less Distributions From:
Net Investment Income	(0.12)		(0.01)	(0.10)	(0.16)	(0.22)
Net Realized Gains	(0.03)		—	(0.53)	(0.35)	(0.57)

Total Distributions	(0.15)		(0.01)	(0.63)	(0.51)	(0.79)

Net Asset Value, End of Period	$ 9.70		$ 8.62	$ 6.72	$10.07	$10.67

Total Return(a)	14.54%		28.39%	(26.61)%	(0.93)%	9.80%
Net Assets, End of Period (000’s)	$75,554		$21,822	$21,871	$36,868	$41,963
Ratios to Average Net Assets
Gross Expense(h)	1.51%		1.39%	1.48%	1.20%	1.14%
Net Expenses(b)(h)	0.73%		0.83%	0.86%	0.88%	0.89%
Net Investment Income	0.97%		0.46%	1.31%	0.98%	1.20%
Portfolio Turnover Rate	55%		10%	42%	21%	22%

CLASS I SHARES(i)	2011(g)
Net Asset Value, Beginning of Period	$ 8.08
Income (Loss) From Operations:
Net Investment Income(c)	0.10
Net Realized and Unrealized Gain (Loss)	1.66

Total Income (Loss) From Operations	1.76

Less Distributions From:
Net Investment Income	(0.11)
Net Realized Gains	(0.03)

Total Distributions	(0.14)

Net Asset Value, End of Period	$9.70

Total Return(a)	22.07%
Net Assets, End of Period (000’s)	$3,426
Ratios to Average Net Assets
Gross Expense(h)	1.44	%(e)
Net Expenses(b)(h)	0.67	%(e)
Net Investment Income	1.25	%(e)
Portfolio Turnover Rate	55	%(f)

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Effective June 11, 2010, shareholders of the former Managed Allocation Fund—Aggressive Growth, Managed Allocation Fund—Moderate Growth, and Managed Allocation Fund—Conservative Growth became owners of the Strategic Allocation Fund in a plan of reorganization. Additionally, the accounting and performance history of the Managed Allocation Fund—Moderate Growth Fund was redesignated as that of the Strategic Allocation Fund for Class A for periods prior to June 14, 2010.
(e)	Annualized for periods less than one year.
(f)	Reflects portfolio turnover for the Fund for the year ended April 30, 2011.
(g)	For the period from June 11, 2010 (commencement of operations) to April 30, 2011.
(h)	The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(i)	Formerly Institutional Class I Shares.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2011	121

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB INTERNATIONAL EQUITY FUND

CLASS A SHARES	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$8.43	$ 6.24	$12.18	$13.75	$12.26
Income (Loss) From Operations:
Net Investment Income(c)	0.08	0.08	0.18	0.17	0.16
Net Realized and Unrealized Gain (Loss)	1.60	2.12	(5.67)	(0.44)	2.08

Total Income (Loss) From Operations	1.68	2.20	(5.49)	(0.27)	2.24

Less Distributions From:
Net Investment Income	(0.08)	(0.01)	(0.15)	(0.13)	(0.12)
Net Realized Gains	—	—	(0.30)	(1.17)	(0.63)

Total Distributions	(0.08)	(0.01)	(0.45)	(1.30)	(0.75)

Net Asset Value, End of Period	$10.03	$ 8.43	$ 6.24	$12.18	$13.75

Total Return(a)	20.16%	35.06%	(44.87)%	(2.39)%	18.89%
Net Assets, End of Period (000’s)	$7,965	$7,129	$5,691	$11,709	$13,245
Ratios to Average Net Assets
Gross Expense	1.73%	1.72%	1.69%	1.69%	1.85%
Net Expenses(b)	1.47%	1.43%	1.37%	1.43%	1.54%
Net Investment Income	0.91%	0.98%	2.21%	1.25%	1.30%
Portfolio Turnover Rate	44%	52%	105%	58%	39%

CLASS I SHARES(d)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$8.36	$ 6.19	$12.09	$13.64	$12.17
Income (Loss) From Operations:
Net Investment Income(c)	0.10	0.09	0.18	0.18	0.17
Net Realized and Unrealized Gain (Loss)	1.58	2.10	(5.62)	(0.42)	2.06

Total Income (Loss) From Operations	1.68	2.19	(5.44)	(0.24)	2.23

Less Distributions From:
Net Investment Income	(0.09)	(0.02)	(0.16)	(0.14)	(0.13)
Net Realized Gains	—	—	(0.30)	(1.17)	(0.63)

Total Distributions	(0.09)	(0.02)	(0.46)	(1.31)	(0.76)

Net Asset Value, End of Period	$9.95	$ 8.36	$ 6.19	$12.09	$13.64

Total Return(a)	20.24%	35.33%	(44.84)%	(2.25)%	18.93%
Net Assets, End of Period (000’s)	$234,926	$196,459	$153,106	$273,900	$244,088
Ratios to Average Net Assets
Gross Expense	1.48%	1.47%	1.46%	1.45%	1.62%
Net Expenses(b)	1.33%	1.32%	1.30%	1.31%	1.46%
Net Investment Income	1.19%	1.10%	2.27%	1.42%	1.33%
Portfolio Turnover Rate	44%	52%	105%	58%	39%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Formerly Institutional Class I Shares.

(Financial Highlights continued next page)

122	August 31, 2011 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB LARGE CAP GROWTH FUND

CLASS A SHARES	2011	2010	2009	2008		2007
Net Asset Value, Beginning of Period	$8.09	$5.80	$ 8.75	$ 9.29		$ 8.30
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.05)	0.00 (d)	(0.01)	0.00	(d)	0.01
Net Realized and Unrealized Gain (Loss)	1.51	2.29	(2.93)	(0.27)		0.98

Total Income (Loss) From Operations	1.46	2.29	(2.94)	(0.27)		0.99

Less Distributions From:
Net Investment Income	(0.01)	0.00 (d)	(0.01)	(0.02)		—
Net Realized Gains	—	—	—	(0.25)		—
Return of Capital	—	—	—	0.00	(d)	—

Total Distributions	(0.01)	—	(0.01)	(0.27)		—

Net Asset Value, End of Period	$9.54	$8.09	$ 5.80	$ 8.75		$ 9.29

Total Return(a)	18.00%	39.52%	(33.56)%	(3.09)%		11.93%
Net Assets, End of Period (000’s)	$22,790	$20,790	$15,714	$1,858		$1,987
Ratios to Average Net Assets
Gross Expense	1.66%	1.64%	1.53%	1.63%		1.71%
Net Expenses(b)	1.42%	1.29%	1.23%	1.31%		1.32%
Net Investment Income (Loss)	(0.58)%	(0.06)%	(0.16)%	0.05%		0.16%
Portfolio Turnover Rate	61%	83%	138%	76%		56%

CLASS I SHARES(e)	2011	2010	2009	2008		2007
Net Asset Value, Beginning of Period	$8.09	$ 5.80	$ 8.75	$ 9.28		$ 8.30
Income (Loss) From Operations:
Net Investment Income(c)	0.02	0.01	0.02	0.01		0.03
Net Realized and Unrealized Gain (Loss)	1.47	2.29	(2.95)	(0.27)		0.97

Total Income (Loss) From Operations	1.49	2.30	(2.93)	(0.26)		1.00

Less Distributions From:
Net Investment Income	(0.02)	(0.01)	(0.02)	(0.02)		(0.02)
Net Realized Gains	—	—	—	(0.25)		—
Return of Capital	—	—	—	(0.00	)(d)	—

Total Distributions	(0.02)	(0.01)	(0.02)	(0.27)		(0.02)

Net Asset Value, End of Period	$ 9.56	$ 8.09	$ 5.80	$ 8.75		$ 9.28

Total Return(a)	18.40%	39.72%	(33.47)%	(2.97)%		12.09%
Net Assets, End of Period (000’s)	$123,247	$121,608	$92,658	$69,988		$49,283
Ratios to Average Net Assets
Gross Expense	1.41%	1.39%	1.36%	1.38%		1.46%
Net Expenses(b)	1.03%	1.10%	1.13%	1.17%		1.15%
Net Investment Income	0.25%	0.14%	0.30%	0.16%		0.30%
Portfolio Turnover Rate	61%	83%	138%	76%		56%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Formerly Institutional Class I Shares.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2011	123

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB LARGE CAP VALUE FUND

CLASS A SHARES	2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$9.85	$ 7.03		$11.32	$13.41	$12.44
Income (Loss) From Operations:
Net Investment Income	0.01 (c)	0.04	(c)	0.19 (c)	0.12 (c)	0.12
Net Realized and Unrealized Gain (Loss)	1.64	2.83		(4.30)	(1.35)	1.80

Total Income (Loss) From Operations	1.65	2.87		(4.11)	(1.23)	1.92

Less Distributions From:
Net Investment Income	(0.03)	(0.05)		(0.15)	(0.12)	(0.12)
Return of Capital	—	(0.00	)(d)	—	—	—
Net Realized Gains	—	—		(0.03)	(0.74)	(0.83)

Total Distributions	(0.03)	(0.05)		(0.18)	(0.86)	(0.95)

Net Asset Value, End of Period	$11.47	$ 9.85		$ 7.03	$11.32	$13.41

Total Return(a)	16.79%	41.02%		(36.53)%	(9.56)%	16.10%
Net Assets, End of Period (000’s)	$7,315	$6,606		$5,027	$40,021	$39,023
Ratios to Average Net Assets
Gross Expense	1.43%	1.42%		1.34%	1.31%	1.21%
Net Expenses(b)	1.31%	1.15%		0.53%	1.03%	0.93%
Net Investment Income	0.09%	0.41%		2.30%	0.93%	0.94%
Portfolio Turnover Rate	26%	29%		34%	17%	18%

CLASS I SHARES(e)	2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$9.88	$ 7.05		$11.34	$13.41	$12.45
Income (Loss) From Operations:
Net Investment Income	0.05 (c)	0.05	(c)	0.13 (c)	0.13 (c)	0.11
Net Realized and Unrealized Gain (Loss)	1.63	2.84		(4.26)	(1.34)	1.79

Total Income (Loss) From Operations	1.68	2.89		(4.13)	(1.21)	1.90

Less Distributions From:
Net Investment Income	(0.05)	(0.06)		(0.13)	(0.12)	(0.11)
Return of Capital	—	(0.00	)(d)	—	—	—
Net Realized Gains	—	—		(0.03)	(0.74)	(0.83)

Total Distributions	(0.05)	(0.06)		(0.16)	(0.86)	(0.94)

Net Asset Value, End of Period	$11.51	$ 9.88		$ 7.05	$11.34	$13.41

Total Return(a)	17.08%	41.23%		(36.62)%	(9.42)%	15.92%
Net Assets, End of Period (000’s)	$175,440	$156,442		$117,108	$121,163	$133,496
Ratios to Average Net Assets
Gross Expense	1.18%	1.17%		1.13%	1.13%	1.14%
Net Expenses(b)	1.02%	0.99%		0.96%	0.97%	1.00%
Net Investment Income	0.48%	0.57%		1.55%	0.99%	0.88%
Portfolio Turnover Rate	26%	29%		34%	17%	18%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Formerly Institutional Class I Shares.

(Financial Highlights continued next page)

124	August 31, 2011 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MID CAP GROWTH FUND

CLASS A SHARES	2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$12.24	$ 8.37		$13.43	$15.05	$16.29
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.11)	(0.05)		(0.01)	(0.09)	(0.07)
Net Realized and Unrealized Gain (Loss)	4.08	3.93		(4.74)	0.74	0.99

Total Income (Loss) From Operations	3.97	3.88		(4.75)	0.65	0.92

Less Distributions From:
Net Investment Income	—	(0.01)		—	—	—
Return of Capital	—	(0.00	)(d)	—	—	—
Net Realized Gains	—	—		(0.31)	(2.27)	(2.16)

Total Distributions	—	(0.01)		(0.31)	(2.27)	(2.16)

Net Asset Value, End of Period	$16.21	$12.24		$ 8.37	$13.43	$15.05

Total Return(a)	32.43%	46.30%		(34.75)%	4.48%	6.64%
Net Assets, End of Period (000’s)	$63,168	$40,438		$19,638	$6,314	$6,930
Ratios to Average Net Assets
Gross Expense	1.62%	1.62%		1.59%	1.66%	1.64%
Net Expenses(b)	1.24%	1.13%		1.08%	1.25%	1.29%
Net Investment Income (Loss)	(0.85)%	(0.51)%		(0.10)%	(0.60)%	(0.51)%
Portfolio Turnover Rate	34%	56%		90%	58%	75%

CLASS I SHARES(e)	2011	2010		2009	2008	2007
Net Asset Value, Beginning of Period	$12.49	$ 8.54		$13.66	$15.25	$16.45
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.07)	(0.04)		0.02	(0.07)	(0.05)
Net Realized and Unrealized Gain (Loss)	4.15	4.00		(4.83)	0.75	1.01

Total Income (Loss) From Operations	4.08	3.96		(4.81)	0.68	0.96

Less Distributions From:
Net Investment Income	—	(0.01)		—	—	—
Return of Capital	—	(0.00	)(d)	—	—	—
Net Realized Gains	—	—		(0.31)	(2.27)	(2.16)

Total Distributions	—	(0.01)		(0.31)	(2.27)	(2.16)

Net Asset Value, End of Period	$16.57	$12.49		$ 8.54	$13.66	$15.25

Total Return(a)	32.67%	46.37%		(34.60)%	4.63%	6.83%
Net Assets, End of Period (000’s)	$187,207	$143,594		$95,447	$68,897	$53,180
Ratios to Average Net Assets
Gross Expense	1.37%	1.36%		1.39%	1.41%	1.39%
Net Expenses(b)	1.06%	0.96%		0.94%	1.11%	1.14%
Net Investment Income (Loss)	(0.54)%	(0.33)%		0.18%	(0.49)%	(0.35)%
Portfolio Turnover Rate	34%	56%		90%	58%	75%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Formerly Institutional Class I Shares.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2011	125

FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SMALL CAP GROWTH FUND

CLASS A SHARES	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$14.48	$ 9.99	$15.53	$19.40	$21.07
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.21)	(0.12)	(0.06)	(0.17)	(0.13)
Net Realized and Unrealized Gain (Loss)	3.93	4.61	(5.48)	(0.65)	1.59

Total Income (Loss) From Operations	3.72	4.49	(5.54)	(0.82)	1.46

Less Distributions From:
Net Investment Income	—	—	—	—	—
Net Realized Gains	—	—	—	(3.05)	(3.13)

Total Distributions	—	—	—	(3.05)	(3.13)

Net Asset Value, End of Period	$18.20	$14.48	$ 9.99	$15.53	$19.40

Total Return(a)	25.69%	44.94%	(35.67)%	(5.26)%	8.08%
Net Assets, End of Period (000’s)	$47,884	$41,276	$29,935	$47,294	$55,406
Ratios to Average Net Assets
Gross Expense	1.67%	1.70%	1.66%	1.62%	1.61%
Net Expenses(b)	1.45%	1.30%	1.26%	1.31%	1.31%
Net Investment Income (Loss)	(1.43)%	(0.98)%	(0.49)%	(0.93)%	(0.68)%
Portfolio Turnover Rate	393%	635%	865%	600%	452%

CLASS C SHARES	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.97	$ 9.61	$14.93	$18.75	$20.47
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.15)	(0.09)	(0.05)	(0.15)	(0.13)
Net Realized and Unrealized Gain (Loss)	3.74	4.45	(5.27)	(0.63)	1.54

Total Income (Loss) From Operations	3.59	4.36	(5.32)	(0.78)	1.41

Less Distributions From:
Net Investment Income	—	—	—	—	—
Net Realized Gains	—	—	—	(3.04)	(3.13)

Total Distributions	—	—	—	(3.04)	(3.13)

Net Asset Value, End of Period	$17.56	$13.97	$ 9.61	$14.93	$18.75

Total Return(a)	25.79%	45.27%	(35.63)%	(5.23)%	8.06%
Net Assets, End of Period (000’s)	$357	$325	$210	$299	$287
Ratios to Average Net Assets
Gross Expense	2.17%	2.20%	2.62%	1.47%	1.39%
Net Expenses(b)	1.48%	1.09%	1.22%	1.28%	1.31%
Net Investment Income (Loss)	(1.05)%	(0.75)%	(0.42)%	(0.89)%	(0.68)%
Portfolio Turnover Rate	393%	635%	865%	600%	452%

CLASS I SHARES(d)	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$14.89	$10.26	$15.94	$19.83	$21.44
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.12)	(0.10)	(0.05)	(0.15)	(0.11)
Net Realized and Unrealized Gain (Loss)	3.99	4.73	(5.63)	(0.67)	1.63

Total Income (Loss) From Operations	3.87	4.63	(5.68)	(0.82)	1.52

Less Distributions From:
Net Investment Income	—	—	—	—	—
Net Realized Gains	—	—	—	(3.07)	(3.13)

Total Distributions	—	—	—	(3.07)	(3.13)

Net Asset Value, End of Period	$18.76	$14.89	$10.26	$15.94	$19.83

Total Return(a)	25.99%	45.13%	(35.63)%	(5.16)%	8.22%
Net Assets, End of Period (000’s)	$148,560	$130,502	$93,014	$141,074	$126,882
Ratios to Average Net Assets
Gross Expense	1.42%	1.45%	1.43%	1.38%	1.38%
Net Expenses(b)	1.24%	1.17%	1.18%	1.19%	1.18%
Net Investment Income (Loss)	(0.81)%	(0.84)%	(0.40)%	(0.81)%	(0.56)%
Portfolio Turnover Rate	393%	635%	865%	600%	452%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Formerly Institutional Class I Shares.

126	August 31, 2011 / PROSPECTUS

MTB GROUP OF FUNDS

100 E. PRATT ST.

(17TH FLOOR)

BALTIMORE, MD 21202

www.mtbia.com

MTB-PRO-001-0811

1-800-836-2211  /  mtbfunds.com

www.mtbfunds.com

How to Obtain More Information About MTB Group of Funds

A Statement of Additional Information (“SAI”) dated August 31, 2011, is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call 1-800-836-2211. The SAI and the Annual and Semi-Annual Reports are available on the MTB Funds’ website, at www.mtbfunds.com.

Automated price, yield, and performance information—24 hours a day, 7 days a week:

Call 1-800-836-2211

SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the MTB Group of Funds, from the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information, call (202) 551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or (2) sending an electronic request to publicinfo@sec.gov.

To Obtain More Information:

Phone: Call 1-800-836-2211

Web: www.mtbfunds.com

STATEMENT OF ADDITIONAL INFORMATION CLASS

A SHARES, CLASS A2 SHARES

CLASS C SHARES, CORPORATE SHARES, CLASS I SHARES

CLASS I2 SHARES AND CLASS S SHARES

MTB GROUP OF FUNDS

Statement of Additional Information

August 31, 2011

MONEY MARKET FUNDS

MTB Money Market Fund (Money Market Fund)

(Class A-VSMXX, Class A2-VSIXX, Class I-AKMXX, Class I2-AKIXX, Class S-VNSXX)

MTB Prime Money Market Fund (Prime Money Market Fund)

(Corporate Class-GVPXX)

MTB New York Tax-Free Money Market Fund (New York Tax-Free Money Market Fund)

(Class A-VNTXX, Class I-VNIXX)

MTB Pennsylvania Tax-Free Money Market Fund (Pennsylvania Tax-Free Money Market Fund)

(Class A-MPAXX, Class I-ARPXX, Class I2-ARAXX)

MTB Tax-Free Money Market Fund (Tax-Free Money Market Fund)

(Class A-ATFXX, Class I-AKXXX, Class I2-AFIXX)

MTB U.S. Government Money Market Fund (U.S. Government Fund)

(Class A-AGAXX, Class I-AKGXX, Class I2-AIIXX)

MTB U.S. Treasury Money Market Fund (U.S. Treasury Money Market Fund)

(Class A-VSTXX, Class I-AKTXX, Class I2-ARMXX, Class S-VTSXX)

BOND FUNDS

MTB Income Fund (Income Fund)

(Class A-AKIRX, Class I-ARKIX)

MTB Intermediate-Term Bond Fund (Intermediate-Term Bond Fund)

(Class A-GVITX, Class C-MIBCX, Class I-ARIFX)

MTB Maryland Municipal Bond Fund (Maryland Municipal Bond Fund)

(Class A-ARMRX, Class I-ARMTX)

MTB New York Municipal Bond Fund (New York Municipal Bond Fund)

(Class A-VNYFX, Class I-VNYIX)

MTB Pennsylvania Municipal Bond Fund (Pennsylvania Municipal Bond Fund)

(Class A-APARX, Class I-MVPMX)

MTB Short Duration Government Bond Fund (Short Duration Government Bond Fund)

(Class A-ASTTX, Class C-MGBCX, Class I-GVLDX)

MTB Short-Term Corporate Bond Fund (Short-Term Corporate Bond Fund)

(Class A-MVSAX, Class C-MSBCX, Class I-MVSTX)

MTB U.S. Government Bond Fund (U.S. Government Bond Fund)

(Class A-VUGVX, Class I-MVIGX)

MTB Virginia Municipal Bond Fund (Virginia Municipal Bond Fund)

(Class A-RSXIX)

STRATEGIC ALLOCATION FUND

MTB Strategic Allocation Fund (Strategic Allocation Fund)

(Class A-ARBAX, Class I-ARGIX)

EQUITY FUNDS

MTB International Equity Fund (International Equity Fund)

(Class A-GVIEX, Class I-MVIEX)

MTB Large Cap Growth Fund (Large Cap Growth Fund)

(Class A-VLCPX, Class I-MLGIX)

MTB Large Cap Value Fund (Large Cap Value Fund)

(Class A-VEINX, Class I-MLCVX)

MTB Mid Cap Growth Fund (Mid Cap Growth Fund)

(Class A-AMCRX, Class I-ARMEX)

MTB Small Cap Growth Fund (Small Cap Growth Fund)

(Class A-ARPAX, Class C-ARPCX, Class I-ARPEX)

This Statement of Additional Information (“SAI”) is not a prospectus. Read this SAI in conjunction with the prospectuses for the Funds dated August 31, 2011.

This SAI incorporates by reference the MTB Group of Funds (“Trust”) annual reports for the year ended April 30, 2011. A copy of this prospectus or annual reports may be obtained without charge by calling (800) 836-2211; in the Buffalo area call (716) 635-9368.

Cusip 55376V861	Cusip 55376T106	Cusip 55376V846	Cusip 55376T379
Cusip 55376V804	Cusip 55376T684	Cusip 55376V838	Cusip 55376T478
Cusip 55376V200	Cusip 55376T767	Cusip 55376V887	Cusip 55376T510
Cusip 55376T460	Cusip 55376T536	Cusip 55376V879	Cusip 55376T114
Cusip 55376T338	Cusip 55376T171	Cusip 55376T262	Cusip 55376T148
Cusip 55376T270	Cusip 55376T155	Cusip 55376T254	Cusip 55376T775
Cusip 55376T247	Cusip 55376T791	Cusip 55376V309	Cusip 55376V796
Cusip 55376T213	Cusip 55376V853	Cusip 55376V408	Cusip 55376V705
Cusip 55376V507	Cusip 55376T817	Cusip 55376T445	Cusip 55376T346
Cusip 55376T361	Cusip 55376T304	Cusip 55376T437	Cusip 55376T288
Cusip 55376T312	Cusip 55376T601	Cusip 55376T429	Cusip 55376T544
Cusip 55376T569	Cusip 55376T668	Cusip 55376T411	Cusip 55376T189
Cusip 55376T833	Cusip 55376T882	Cusip 55376T841	Cusip 55376T858
Cusip 55376T874	Cusip 55376T692	Cusip 55376T320
Cusip 55376V796	Cusip 55376T742	Cusip 55376T221

28527 (8/11)	MTB-SAI-005-0811

HOW ARE THE FUNDS ORGANIZED?

Each Fund covered by this SAI is a diversified portfolio of the Trust, a Delaware statutory trust, except for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund, Virginia Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund, which are non-diversified portfolios of the Trust. The Trust is an open-end management investment company. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation (the “Corporation”) that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. On November 8, 2000, each portfolio of the Corporation in existence at that time became a portfolio of the Trust. Accordingly, references in this SAI for periods prior to November 8, 2000, relate to the Funds as portfolios of the Corporation, and substantially identical arrangements for the Corporation. On January 8, 2001, certain of the Funds were created in connection with the reorganization of the Governor Funds. The Trust changed its name from VISION Group of Funds to MTB Group of Funds on August 15, 2003. As noted in the prospectus, certain Funds were created as part of a reorganization of the ARK Funds on August 15 and 22, 2003, and Virginia Municipal Bond Fund was created in connection with the reorganization of FBR Virginia Tax-Free Portfolio on February 24, 2006. These Funds are accounting survivors of corresponding portfolios of the Governor Funds, the ARK Funds and the FBR Fund, and therefore, information for the preceding periods reflect past performance of those corresponding portfolios of Governor Funds, the ARK Funds and the FBR Fund. The Trust may offer separate series of Shares representing interests in separate portfolios of securities.

Through an internal reorganization, the Funds’ investment advisor changed from M&T Asset Management, a department of Manufacturers and Traders Trust Company (“M&T Bank”) to MTB Investment Advisors, Inc. (“MTBIA” or the “Advisor”), a subsidiary of M&T Bank, on August 15, 2003. The Variable Annuity Fund is offered in a separate prospectus and SAI.

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund’s investment goal. Following is a table that indicates which types of securities are a:

P	=	Principal investment of a Fund;
A	=	Acceptable (but not principal) investment of a Fund; or
N	=	Not an acceptable investment of a Fund.

MONEY MARKET FUNDS

	Money Market Fund	Prime Money Market Fund	New York Tax- Free Money Market Fund	Pennsylvania Tax- Free Money Market Fund	Tax-Free Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Money Market Fund
Fixed Income Securities	P	P	P	P	P	P	P
Treasury Securities	A	P	A	A	A	P	P
Agency Securities	P	A	A	A	A	P	N
Corporate Debt Securities	P	P	N	N	A	A	N
Commercial Paper	P	P	A	A	A	A	N
Demand Instruments	A	A	A	A	A	A	N
Taxable Municipal Securities	A	A	A	A	A	A	A
Mortgage Backed Securities	N	A	N	N	N	N	N
Asset Backed Securities	N	A	N	N	N	N	N
Zero Coupon Securities	N	A	N	N	A	N	N
Bank Instruments	A	A	N	N	A	A	N
Credit Enhancement	A	N	A	A	A	A	N
Tax Exempt Securities	A	A	P	P	P	A	N
General Obligation Bonds	N	N	P	P	P	A	N
Special Revenue Bonds	N	N	P	P	P	A	N
Tax Increment Financing Bonds	N	N	P	P	P	A	N
Variable Rate Demand Instruments	A	A	A	A	P	A	N
Municipal Securities	A	A	A	A	A	A	A
Municipal Notes	N	N	P	P	P	A	N
Municipal Leases	N	N	N	N	N	A	A
Foreign Securities	A	A	A	A	N	N	N
Derivative Contracts	N	N	N	N	N	N	N
Futures Contracts	N	N	N	N	N	N	N
Options	N	N	N	N	N	N	N
Special Transactions	A	P	A	A	A	P	P
Repurchase Agreements	A	P	A	A	A	P	P
Reverse Repurchase Agreements	A	A	N	N	N	A	A
Delayed Delivery Transactions	A	A	A	A	A	A	A
Securities Lending	A	A	A	A	A	A	A
Asset Segregation	A	A	A	A	A	A	A

	Money Market Fund	Prime Money Market Fund	New York Tax- Free Money Market Fund	Pennsylvania Tax- Free Money Market Fund	Tax-Free Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Money Market Fund
Investing in Securities of Other Investment Companies	A	A	A	A	A	A	A

BOND FUNDS

	Income Fund	Intermediate- Term Bond Fund	Maryland Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	Virginia Municipal Bond Fund
Fixed Income Securities	P	P	P	P	P	P	P	P	P
Treasury Securities	P	P	A	A	A	P	P	P	A
Agency Securities	P	P	A	A	A	P	P	P	A
Corporate Debt Securities	P	P	A	A	A	A	P	A	A
Commercial Paper	A	A	A	A	A	A	A	A	A
Demand Instruments	A	A	A	A	A	A	A	A	A
Taxable Municipal Securities	A	A	A	A	A	A	A	A	A
Mortgage Backed Securities	P	P	N	N	N	P	P	P	N
Asset Backed Securities	P	P	N	N	N	A	P	A	N
Zero Coupon Securities	A	A	A	A	A	A	A	A	A
Bank Instruments	A	A	N	N	N	A	A	A	N
Credit Enhancement	A	A	A	A	A	N	A	N	A
Tax Exempt Securities	A	A	P	P	P	A	A	A	P
General Obligation Bonds	A	A	P	P	P	N	A	N	P
Special Revenue Bonds	A	A	P	P	P	N	A	N	P
Tax Increment Financing Bonds	A	A	P	P	P	N	A	N	P
Variable Rate Demand Instruments	A	A	P	P	P	A	A	A	P
Municipal Securities	A	A	P	P	P	A	A	A	P
Municipal Notes	A	A	P	P	P	N	A	N	P
Municipal Leases	A	A	P	P	P	A	A	A	P
Convertible Securities	A	A	N	N	N	N	A	N	N
Foreign Securities	A	A	A	A	A	N	A	N	A
Derivative Contracts	A	A	A	A	A	A	A	A	A
Options	A	A	A	A	A	A	A	A	A
Special Transactions	A	A	A	A	A	A	A	A	A
Repurchase Agreements	A	A	A	A	A	A	A	A	A
Reverse Repurchase Agreements	A	A	A	A	A	A	A	A	A
Delayed Delivery Transactions	A	A	A	A	A	A	A	A	A
Securities Lending	A	A	A	A	A	A	A	A	A
Asset Segregation	A	A	A	A	A	A	A	A	A
Investing in Securities of Other Investment Companies	A	A	A	A	A	A	A	A	A
Non-Investment Grade Securities	A	A	A	A	A	A	A	A	A

STRATEGIC ALLOCATION FUND

Strategic Allocation Fund
Equity Securities	P
Common Stocks	P
Preferred Stocks	P
Interests in Other Limited Liability Companies	A
Real Estate Investment Trusts	P
Warrants	A
Fixed Income Securities	P
Treasury Securities	P
Agency Securities	P
Corporate Debt Securities	P
Commercial Paper	A
Demand Instruments	A
Mortgage Backed Securities	P
Asset Backed Securities	P
Zero Coupon Securities	P
Bank Instruments	A
Exchange-Traded Notes	P
Convertible Securities	P
Foreign Securities	P
Derivative Contracts	A
Futures Contracts	A
Options	A
Special Transactions	A
Repurchase Agreements	A
Reverse Repurchase Agreements	A
Delayed Delivery Transactions	A
Securities Lending	A
Asset Segregation	A
Investing in Securities of Other Investment Companies	P
Exchange-Traded Funds	P

EQUITY FUNDS

	International Equity Fund	Large Cap Growth Fund	Large Cap Value Fund	Mid Cap Growth Fund	Small Cap Growth Fund
Equity Securities	P	P	P	P	P
Common Stocks	P	P	P	P	P
Preferred Stocks	P	P	P	P	P
Interests in Other Limited Liability Companies	A	A	A	A	A
Real Estate Investment Trusts	N	A	A	A	A
Warrants	A	A	A	A	A
Fixed Income Securities	A	A	A	A	A
Treasury Securities	A	A	A	A	A
Agency Securities	A	A	A	A	A
Corporate Debt Securities	A	A	A	A	A
Commercial Paper	A	A	A	A	A
Demand Instruments	A	A	A	A	A
Mortgage Backed Securities	A	A	A	A	A
Asset Backed Securities	A	A	A	A	A
Zero Coupon Securities	A	A	A	A	A
Bank Instruments	A	A	A	A	A
Convertible Securities	P	P	P	A	A
Foreign Securities	P	A	P	A	P
Depositary Receipts	P	P	P	P	A
Derivative Contracts	P	A	A	A	P
Futures Contracts	A	A	A	A	A
Options	A	A	A	A	A
Special Transactions	A	A	A	A	A
Repurchase Agreements	A	A	A	A	A
Reverse Repurchase Agreements	A	A	A	A	A
Delayed Delivery Transactions	A	A	A	A	A
Securities Lending	A	A	A	A	A
Asset Segregation	A	A	A	A	A
Short Sales	N	P	A	P	P
Investing in Securities of Other Investment Companies	P	P	P	A	A
Exchange-Traded Funds	A	A	A	A	A

SECURITIES DESCRIPTIONS AND TECHNIQUES

Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which a Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stocks.

Warrants

Warrants give a Fund the option to buy the issuer’s equity securities at a specified price (the “exercise price”) at a specified future date (the “expiration date”). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association (“Ginnie Mae”), Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association (“Fannie Mae”), Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Trust Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds that are issued by a foreign government are generally adjusted to reflect a comparable inflation index that is calculated by that foreign government.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Taxable Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”)

CMOs, including interests in real estate mortgage investment conduits (“REMICs”), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes’ share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs

CMOs may allocate interest payments to one class (“Interest Only” or “IOs”) and principal payments to another class (“Principal Only” or “POs”). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class (“Floaters”) receives a share of interest payments based upon a market index such as LIBOR. The other class (“Inverse Floaters”) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes and Residual Classes

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond’s coupon payments from the right to receive the bond’s principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. Convertible securities are also subject to risks that affect debt securities in general, and may be subordinate to other types of debt securities from the same issuer.

However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See “Risks Associated with Non-investment Grade Securities” herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Exchange-Traded Notes

An exchange-traded note (“ETN”) is a senior, unsecured, unsubordinated debt security, registered under the Securities Act of 1933 and issued by a large financial institution. Repayment of the note is dependent on the continued creditworthiness of the issuer. An ETN is structured to provide exposure to the returns of a particular market or investment strategy. Its return is based on the performance of an underlying index, which may be well-known or may be designed by the issuer specifically for the purpose of constructing and issuing the ETN. The value of an ETN changes daily based on the performance of the related index, and the issuer calculates and disseminates that value to the market each day. An ETN does not pay interest or dividends. An investor may sell its ETN in the market, seek to redeem the note, or receive a payment at maturity.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company’s loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (“AMT”). A Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds

Tax increment financing (“TIF”) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

Municipal Securities

Municipal Securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (“COPs”). However, a Fund may also invest directly in individual leases.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

•	it is organized under the laws of, or has a principal office located in, another country;

•	the principal trading market for its securities is in another country; or

•

it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (“ADRs”) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, a Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the “World Bank”), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Floating Rate Loans

A Fund may invest in another investment company (including ETFs) that invests primarily in floating rate (e.g., LIBOR-based), commercial loans made by banks and other institutional lenders. The loans may be to U.S. or foreign borrowers, and may have below investment grade credit ratings. The loans may be secured or unsecured, and may be senior or subordinated loans.

Commodity-Linked Investments

A Fund may invest in another investment company (including ETFs) that invests in commodities such as oil, coal, natural gas, metals and agricultural products. A fund that seeks commodities exposure generally does not invest directly in the physical assets themselves. Instead, the fund invests in commodity-linked notes and options that together are intended to provide exposure to the investment return of assets that trade in the commodities markets. A Fund may also invest in a commodity-linked ETN, where the return on the note is derived from the performance of one or more commodity indices.

Hedge Fund Strategies

A Fund may invest in another investment company (including ETFs) that employs a principal investment strategy that differs markedly from a traditional, benchmark-centric, growth or value, market capitalization-oriented or buy-and-hold investment style, and that is more characteristic of the hedge fund industry. These strategies may be referred to as “hedge fund strategies.” An underlying fund may pursue any one or more of the following hedge fund strategies:

Absolute Return. Absolute return funds seek to produce results that are largely independent of, or have low correlation to, the broader markets. An absolute return fund generally has greater latitude to invest in a wider universe of securities, and without the fixed asset weightings of traditional asset allocation approaches. Absolute return investment techniques generally include non-traditional investment strategies such as short selling, and the use of futures, options, derivatives, arbitrage, leverage and unconventional assets.

Discretionary Macro. A fund utilizing a macro investing strategy takes sizable positions in equity, fixed income or currency markets in anticipation of macroeconomic events in order to generate a risk-adjusted return. Macro fund managers use macroeconomic analysis based on market events and trends to identify opportunities for investment that would profit from anticipated price movements.

Distressed Credit. A fund engaged in distressed credit investing seeks equity-like returns through purchases of bonds and bank debt of firms in distressed situations (e.g., bankruptcies, reorganizations, coercive tenders). The debt is purchased at notable discounts to par and, to reduce downside potential, may have seniority in the capital structure. If and when a distressed company is reorganized and regains health, the debt purchased at discount may increase in value or even be swapped into equity.

Equity Market Neutral. Equity market neutral is a strategy that seeks to exploit investment opportunities unique to some specific group of stocks while maintaining a neutral exposure to broad groups of stocks, which may be defined by sector, industry, market capitalization, country or region. The strategy holds long/short equity positions, with long positions hedged with short positions in the same and related sectors, so that the equity market neutral investor should be little affected by sector-wide events.

Event-Driven/Merger Arbitrage. Event-driven investing is a strategy that seeks to exploit pricing inefficiencies that may occur before or after a corporate event, such as a bankruptcy, merger, acquisition or spinoff, occurs. Merger arbitrage centers on capturing the market price differential between the acquiring and acquired companies’ securities in exchange for bearing the risk that the announced merger will not actually take place. Event-driven funds may have low correlations to the general stock market because the funds focus on specific deals and are less influenced by macro market factors.

Fixed Income Arbitrage. Fixed-income arbitrage seeks to exploit pricing differentials between fixed-income securities. The fund manager simultaneously purchases and sells two similar securities whose prices, in the opinion of the fund manager, do not reflect what the fund manager believes to be their “true value.” Acting on the assumption that prices will revert to “true value” over time, the fund manager sell shorts the overpriced security and buys the underpriced security. Once prices revert to true value, the trade may be liquidated at a profit. Credit default swaps are often employed in fixed-income arbitrage.

Long/Short Equity. Equity long-short is an investing strategy that involves taking long positions in stocks that are expected to increase in value and short positions in stocks that are expected to decrease in value. Long positions may be funded, in part, by proceeds from the short positions, so equity long-short investing involves the use of leverage.

Managed Futures. Managed futures is an asset class managed by professional commodity managers who use proprietary trading systems to invest in currency, interest rate, equity, metal, energy and agricultural markets though the use of futures, forwards, and options. The managers generally have the ability to invest across a wide range of global markets and asset classes and have the flexibility to take long and short positions in these investments based on projected profit potential and economic factors. Managed futures’ returns may have low correlation to returns on stock and bond investments.

Multi-Strategy. A multi-strategy fund uses several strategies within the same pool of assets that is designed to adapt to large and small market forces in real time. The fund might seek returns from shorting equities, investing in global real estate projects, and identifying momentum-focused or event- driven investments. The investment diversification may reduce volatility and decrease asset-class and single-strategy risks. The fund may allocate investments to a certain strategy in response to market trends, allowing it to capitalize on favorable market conditions more easily.

Infrastructure Assets

Infrastructure-related companies are involved in providing energy, transportation, communications, utilities and other essential services to society. Infrastructure companies own and operate assets such as rail systems, shipping ports, toll roads, power transmission lines, and municipal sewage treatment and water purification systems, and provide services and materials necessary for the construction and maintenance of such assets. While governments have historically played a major role in financing infrastructure, budget constraints have led to an increase in reliance on private financing, ownership and operation.

Natural Resources

A Fund may invest directly and indirectly in companies that own or develop natural resources, or supply goods and services to such companies. These companies may be involved in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, paper and forest products, and other basic commodities.

Real Estate

A Fund may invest in a real estate investment trust (“REIT”), which is a pooled investment vehicle that invests directly in income-producing real estate (an “equity REIT”), in loans secured by real estate (a “mortgage REIT”), or a combination thereof (a “hybrid REIT”). An equity REIT receives rental income and any profits on the sale of its properties. A mortgage REIT receives interest income from the loans made on underlying properties. If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (“OTC”) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange-traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund’s exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.

Options

Options are rights to buy or sell an underlying asset for a specified price (the “exercise price”) during, or at the end of, a specified period. A call option gives the holder (“buyer”) the right to buy the underlying asset from the seller (“writer”) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Funds may:

•	Buy call options on portfolio securities in anticipation of an increase in the value of the underlying asset;

•	Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

INVESTMENT RATINGS FOR THE MONEY MARKET FUND AND PRIME MONEY MARKET FUND ONLY

The highest rating category of a nationally recognized statistical rating organization (“NRSRO”) is determined without regard for sub-categories and gradations. For example, securities rated A-1+ or A-1 by Standard & Poor’s (“S&P”), Prime-1 by Moody’s Investors Service (“Moody’s”), F-1+ or F-1 by Fitch Ratings (“Fitch”) or R-1 (high), R-1 (middle) or R-1 (low) by Dominion Bond Rating Service (“DBRS”) are all considered rating in the highest short-term rating category. The Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest short-term rating category. See “Regulatory Compliance.”

If a security is downgraded below the minimum quality grade discussed in a Fund’s investment strategy, the Advisor or Sub-advisor will re-evaluate the security, but will not be required to sell it.

INVESTMENT RATINGS FOR ALL OTHER MTB MONEY MARKET FUNDS

A nationally recognized rating service’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by S&P, MIG-1 or MIG-2 by Moody’s, or F-1+, F-1, or F-2 by Fitch are all considered rated in one of the two highest short-term rating categories. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See “Regulatory Compliance.”

If a security is downgraded below the minimum quality grade discussed in a Fund’s investment strategy, the Advisor or Sub-advisor will re-evaluate the security, but will not be required to sell it.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which a fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

The Funds’ custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Advisor or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which a fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which a fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the fund to the issuer and no interest accrues to the fund. The fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (“TBAs”)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Securities Lending

The Funds may lend portfolio securities to borrowers that the Advisor deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Segregation (Bond Funds, Strategic Allocation Fund and Equity Funds)

In accordance with the Securities and Exchange Commission (“SEC”) and SEC staff positions regarding the interpretation of the Investment Company Act of 1940, as amended (“1940 Act”), with respect to derivatives that create a future payment obligation of a Fund, the Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside cash or readily marketable securities equal to the contracts’ full, notional value. With respect to forwards that are contractually required to “cash-settle,” however, the Fund is permitted to set aside cash or readily marketable securities in an amount equal to the Fund’s daily marked-to-market (net) obligations, if any (i.e., the Fund’s daily net liability, if any), rather than the notional value.

The Funds will employ another approach to segregating assets to cover options that it sells. If a Fund sells a call option, the Fund will set aside either the Reference Instrument subject to the option, cash or readily marketable securities with a value that equals or exceeds the current market value of the Reference Instrument. In no event, will the value of the cash or readily marketable securities set aside by the Fund be less than the exercise price of the call option. If a Fund sells a put option, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the exercise price of the put option.

A Fund may reduce the liquid assets segregated to cover obligations under a derivative contract by entering into an offsetting derivative contract. For example, if a Fund sells a put option for the same Reference Instrument as a call option the Fund has sold, and the exercise price of the call option is the same as or higher than the exercise price of the put option, then the Fund may net its obligations under the options and set aside cash or readily marketable securities (including any margin deposited for the options) with a value equal to the greater of (a) the current market value of the Reference Instrument deliverable under the call option or (b) the exercise price of the put option.

By setting aside cash or readily marketable securities equal to only its net obligations under swaps and certain cash-settled derivative contracts, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate cash or readily marketable securities equal to the full notional value of such contracts. The use of leverage involves certain risks. See “Specific Risks of Investing in the Funds”

in the prospectus. Unless a Fund has other cash or readily marketable securities to set aside, it cannot trade assets set aside in connection with derivative contracts or special transactions without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. The Funds reserves the right to modify their asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Generally, special transactions do not cash-settle on a net basis. Consequently, with respect to special transactions, a Fund will set aside cash or readily marketable securities with a value that equals or exceeds the Fund’s obligations.

With respect to short sales transactions, the Funds will set aside cash or readily marketable securities in an amount equal to the greater of (i) the market value of the securities sold short; and (ii) the market price at which the short position was established, in each case less any margin on deposit.

Asset Segregation (Money Market Funds)

In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Short Sales

A Fund may make short sales of securities listed on one or more national exchanges or on the Nasdaq Stock Market. A short sale is the sale of a stock that a fund does not own (or will borrow for delivery), because the fund believes the stock will decline in price or the fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the fund will incur a loss. When the fund sells short, it borrows the stock from a broker “on margin,” and must pay interest to the broker on the margin amount until the stock is replaced by the fund. In no event will a Fund engage in short sales transactions if it would cause the market value of all of the Fund’s securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by a Fund is limited to the lesser of 2% of the value of the Fund’s net assets or 2% of the securities of any class of the issuer. A Fund may also “sell short against the box,” i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, and may reduce returns or increase volatility.

Investing in Securities of Other Investment Companies

A Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash.

Exchange-Traded Funds

The Funds may also invest in exchange-traded funds (“ETFs”) in order to implement their investment strategies. The shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. The Funds may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Pursuant to an SEC exemption, each of the Funds is permitted to invest in shares of the MTB Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Non-Investment Grade Securities

Commonly referred to as “junk bonds,” these fixed-income securities are rated below investment grade by nationally recognized statistical rating organizations, such as Moody’s and Standard & Poor’s, or are unrated securities that the Fund’s Advisor believes to be of comparable quality. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds’ principal risks are described in the prospectus. Additional risk factors are outlined below and correspond to the risk factors identified in the prospectuses.

SECURITY	RISK TYPE
Fixed Income Securities	Interest Rate Risks Credit Risks Call Risks Prepayment Risks Risks Associated with Non-Investment Grade Securities

Mortgage Backed Securities	Risks Associated with Complex CMOs Prepayment Risks Liquidity Risks

Equity Securities

Stock Market Risks

Sector Risks

Liquidity Risks

Risks Related to Investing for Growth

Risks Related to Investing for Value

Risks Related to Company Size

Tracking Error Risks

Close Out Risks

Risks of Investing in Emerging Market Countries

Convertible Securities	Interest Rate Risks Credit Risks Call Risks Prepayment Risks Risks Associated with Non-Investment Grade Securities Stock Market Risks

Foreign Securities	Currency Risks Risks of Foreign Investing Risks of Investing in Emerging Market Countries Euro Risks

Derivative Contracts	Leverage Risks

Tax Exempt Securities	Tax Risks Risks Associated with Investing in a Single State Risks of Non-Diversification

Special Transactions	Interest Rate Risks Credit Risks Leverage Risks

Investing in Securities of Other Investment Companies	All Risks

Exchange-Traded Funds	Stock Market Risks Sector Risks Liquidity Risks Risks Related to Investing for Growth Risks Related to Investing for Value Risks Related to Company Size Tracking Error Risks

Stock Market Risks

Sector Risks

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Advisor allocates more of a Fund’s portfolio holdings to a particular sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Investing for Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Advisor attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks

The Euro is the single currency of the European Monetary Union (“EMU”). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries’ ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund or the Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Risks of Investing in Emerging Market Countries

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed countries.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Leverage Risks

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund’s risk of loss and potential for gain.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks of Non-Diversification

Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund and Virginia Municipal Bond Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund’s share price and performance.

Risks Associated with Non-Investment Grade Securities

The securities in which the Funds may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Risks Associated with Investing in a Single State

A fund that invests primarily in securities issued by a single state provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenue; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities. In addition, changes in municipal market-related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. For a better understanding of these risks, please see the state-specific risk factors below.

Close Out Risks

In a short sale transaction, close out risk is created by the ability of the broker to request at any time that a Fund closes out its short position in the security. The broker’s call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.

Maryland Investment Risks

Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

Maryland’s economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990’s.

New York Investment Risks

New York Municipal Bond Fund emphasizes investments in New York and is subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York’s economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State’s economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund’s portfolio. The ability of this Fund to achieve its investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Pennsylvania Investment Risks

Pennsylvania Municipal Bond Fund emphasizes investments in Pennsylvania and is more subject to events that may adversely affect Pennsylvania issuers.

Pennsylvania’s economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

Virginia Investment Risks

Virginia Municipal Bond Fund emphasizes investments in Virginia and is more subject to events that may adversely affect Virginia issuers.

Since the Fund invests primarily in issuers from Virginia, the Fund may be subject to additional risks compared to Funds that invest in multiple states. Virginia’s credit strength is based on its substantial resources, conservative financial and budget management, strong demographics and broad based economy. Virginia’s economy has strong ties to government and defense-related industries, as well as high technology industries, trade and tourism. Any downturn in these industries may adversely affect the economy of the state.

Tracking Error Risks

Factors such as Fund expenses, imperfect correlation between a Fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Asset Allocation Risks

The Strategic Allocation Fund is subject to the risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Risks Related to Commodities and Natural Resources

An investment in commodities, or in operating companies that have significant exposure to commodities, exposes a Fund to the greater volatility of the commodity markets, to commodity-specific risks (drought, floods, weather, disease, supply/demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets and the operations of companies engaged in natural resources industries. The natural resources industries can be significantly affected by international political and economic developments, energy conservation, the success of exploration projects, commodity prices and tax and other government regulations.

Risks Related to Exchange-Traded Notes

The value of ETNs, which combine features of ETFs and bonds, depends on the performance of the index underlying the ETN and the creditworthiness of the ETN’s issuer. Unlike ETFs, ETNs are not structured as investment companies and, unlike bonds, they may have no periodic interest payments. ETNs are not secured by any collateral.

Risks Related to Hedge Fund Strategies

An investment by a Fund in an investment company that employs one or more hedge fund strategies may have markedly higher investment management fees than other funds. Hedge fund strategies may be narrowly focused on a particular market, security type, activity or event, and would be exposed to greater risk of loss if the investment thesis or assumptions underlying the focus do not occur as anticipated. Hedge fund strategies intended to reduce the Fund’s volatility may fail to do so effectively. The use of leverage by a hedge fund strategy (e.g., through options or short sales) will magnify any losses incurred by the strategy.

Infrastructure Assets Risk

An investment in infrastructure operators and projects (e.g., toll roads, port facilities, transmission lines, sewage treatment plants) exposes a Fund to the risks associated with large, long-term construction projects, to financial, operating and competitive risks, and to the risks of changing economic and regulatory conditions and political instability in the country or region where the asset is located. These risks may be amplified for real assets located outside of the United States. An infrastructure fund may be less diversified than other funds that invest in a broad range of industries.

Inflation-Indexed Securities’ Risks

The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of an inflation-indexed security. The Fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

Risks Related to Real Estate

An investment in real estate, through investment in a real estate investment trust, exposes a Fund to the risks of owning real estate directly, such as market-specific conditions (economic, supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates.

Risks Related to Floating Rate Loans

An investment in floating rate commercial loans (through an investment in another investment company) exposes a Fund to the creditworthiness of the lender from which the interests in the loans are acquired, as well as interest rate, prepayment, credit and counterparty risks that are associated with the underlying borrowers of the loans. No active trading market may exist for certain loans, and existing trading markets could suffer impairment. Depending on market conditions, it may be difficult to value the loans.

FUNDAMENTAL INVESTMENT GOALS

The International Equity Fund seeks to provide long term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

The Small Cap Growth Fund seeks to provide long term capital appreciation.

The Mid Cap Growth Fund seeks to provide long term capital appreciation.

The Large Cap Growth Fund seeks to provide long term capital appreciation.

The Large Cap Value Fund seeks to provide long term capital appreciation and secondarily, current income.

The Strategic Allocation Fund seeks to provide total return.

The Intermediate-Term Bond Fund seeks to provide current income and secondarily, capital growth.

The Income Fund seeks to provide current income and secondarily, capital growth.

The Short-Term Corporate Bond Fund seeks to provide current income.

The Maryland Municipal Bond Fund seeks to provide current income that is exempt from both federal and Maryland state and local income taxes.

The Pennsylvania Municipal Bond Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes.

The New York Municipal Bond Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

The Virginia Municipal Bond Fund seeks to provide current income that is exempt from both federal and Virginia state and local income taxes.

The U.S. Government Bond Fund seeks to provide current income and secondarily, capital appreciation.

The Short Duration Government Bond Fund seeks to provide current income and secondarily, preservation of capital.

The Pennsylvania Tax-Free Money Market Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes while maintaining liquidity and stability of principal.

The New York Tax-Free Money Market Fund seeks to provide current income that is exempt from both federal and New York state and local income taxes while maintaining liquidity and stability of principal.

The Prime Money Market Fund seeks to provide current income while maintaining liquidity and stability of principal.

The Money Market Fund seeks to provide current income while maintaining liquidity and stability of principal.

The Tax-Free Money Market Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.

The U.S. Government Money Market Fund seeks to provide current income while maintaining liquidity and stability of principal.

The U.S. Treasury Money Market Fund seeks to provide current income while maintaining liquidity and stability of principal.

Each of the following Funds have adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, in a manner consistent with Rule 35d-1 of the 1940 Act: International Equity Fund, Small Cap Growth Fund, Mid Cap Growth Fund, Large Cap Growth Fund, Large Cap Value Fund, Intermediate-Term Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, Short Duration Government Bond Fund, Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund. Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.

Temporary Defensive Investments

The Funds (except the Money Market Funds) may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

INVESTMENT LIMITATIONS – U.S. TREASURY MONEY MARKET FUND, MONEY MARKET FUND, NEW YORK TAX-FREE MONEY MARKET FUND, U.S. GOVERNMENT BOND FUND, NEW YORK MUNICIPAL BOND FUND, LARGE CAP VALUE FUND AND LARGE CAP GROWTH FUND

The Large Cap Growth Fund may, in the future, seek to achieve the Fund's investment goal by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policy permits such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money

Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting

The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities

The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments

The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification – all Funds except New York Municipal Bond Fund

With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Investing in Exempt-Interest Obligations

The New York Tax-Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, including AMT obligations.

The above limitations cannot be changed unless authorized by the Board of Trustees (“Board”) and by the “vote of a majority of the Fund’s outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

U.S. Treasury Money Market Fund, Money Market Fund and New York Tax-Free Money Market Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

New York Municipal Bond Fund, U.S. Government Bond Fund, Large Cap Value Fund, and Large Cap Growth Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options, forward and spot currency contracts, and other financial contracts or derivative instruments.

Issuing Senior Securities and Borrowing Money

As an operating (non-fundamental) policy, the New York Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Illiquid Securities

A Fund may not purchase or acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

Dealing in Puts and Calls

The New York Tax-Free Money Market Fund will not write or purchase put or call options.

Purchasing Securities to Exercise Control

The New York Tax-Free Money Market Fund will not invest in any issuer for purposes of exercising control or management.

Borrowing Money

The U.S. Treasury Money Market Fund, Money Market Fund, New York Tax-Free Money Market Fund U.S. Government Bond Fund, New York Municipal Bond Fund, Large Cap Value Fund, and Large Cap Growth Fund, will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The Funds do not anticipate entering into reverse repurchase agreements in excess of 5% of their net assets.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Other Investment Companies

The Funds may invest their assets in securities of other investment companies, including ETFs, as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds’ investment advisor, and ETFs.

In applying the Funds’ concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds’ total assets in any one industry will constitute “concentration.”

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Except for the Large Cap Growth Fund, none of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Until June 2011, the Strategic Allocation Fund was required to invest 35-40% of its assets in other investment companies managed by the Advisor due to tax restrictions that were a legacy of tax-free reorganizations in which the Fund engaged in 2010.

INVESTMENT LIMITATIONS – ALL OTHER FUNDS (EXCEPT PRIME MONEY MARKET FUND)

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

All Funds except Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government (and "regulated investment companies" as defined in the Internal Revenue Code of 1986, as amended (“Code”) for each Fund except Short Duration Government Bond Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund except Short Duration Government Bond Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds, the International Equity Fund and the Short Duration Government Bond Fund, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

The Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund’s total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund’s total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities, except industrial development bonds, will not be deemed to constitute an industry.

In addition, all Funds will not:

1. Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities”;

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15% (10% in the case of New York Tax-Free Money Market Fund, U.S. Treasury Money Market Fund, Pennsylvania Tax-Free Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund – collectively, the “Money Market Funds”) of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund’s assets in excess of one-third of such Fund’s total assets.

4. The International Equity Fund and the Money Market Funds may not engage in any short sales. Each Fund other than the International Equity Fund may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund’s total assets.

In applying the concentration restriction for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value (“NAV”) or other external events cause a Fund’s investments in illiquid securities to exceed the limit set forth in this SAI for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

INVESTMENT LIMITATIONS – PRIME MONEY MARKET FUND

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

The Prime Money Market Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities; (b) there is no limitation with respect to domestic bank certificates of deposit or bankers’ acceptances, and repurchase agreements secured by bank instruments; (c) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

3. Borrow money or issue senior securities except that the Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits the Fund to borrow up to one-third the value of its total assets at the time of such borrowing.) So long as the Fund’s borrowings, including reverse repurchase agreements and dollar roll agreements, exceed 5% of such Fund’s total assets, the Fund will not acquire any portfolio securities.

4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

5. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities”;

6. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

7. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of a Fund.

1. The Prime Money Market Fund may not purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom;

2. The Prime Money Market Fund may not mortgage or hypothecate the Fund’s assets in excess of one-third of such Fund’s total assets.

3. The Prime Money Market Fund may not engage in any short sales.

4. The Prime Money Market Fund will limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities) to not more than 5% of the value of its total assets at the time of purchase, except for 25% of the value of their total assets which may be invested in First Tier Securities of any one issuer for a period of up to three business days, in order to comply with SEC regulations relating to money market funds.

5. The Prime Money Market Fund may not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund’s investments in illiquid securities to exceed the limit set forth in this SAI for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

REGULATORY COMPLIANCE

The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The SEC requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

For the fiscal years ended April 30, 2011 and 2010, the portfolio turnover rates for each of the following Funds were as follows:

Fund	2010	2011
International Equity Fund+	52%	44%
Small Cap Growth Fund+*	635%	393%
Mid Cap Growth Fund+	56%	34%
Large Cap Growth Fund+*	83%	61%
Large Cap Value Fund	29%	26%
Strategic Allocation Fund+	10%**	55%
Intermediate-Term Bond Fund*+	164%	485%
Income Fund+	142%	128%
Short-Term Corporate Bond Fund+	81%	142%
Maryland Municipal Bond Fund	8%	6%
Pennsylvania Municipal Bond Fund	8%	19%
New York Municipal Bond Fund	64%	67%
Virginia Municipal Bond Fund	19%	11%
Short Duration Government Bond Fund***+	164%	255%
U.S. Government Bond Fund +	50%	66%

+	These Funds have higher portfolio turnover rates and therefore may incur higher brokerage and transaction expenses, which may adversely impact performance.

*	The variation in each Fund’s portfolio turnover rate from 2010 to 2011 was due to the Fund’s investment policies which by nature are conducive to either higher or lower portfolio turnover when appropriate under market conditions.

**	The portfolio turnover rate for the Strategic Allocation Fund for 2010 represents that of the MTB Managed Allocation Fund - Moderate Growth.

***	The portfolio turnover rate for the Short Duration Government Bond Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Short Duration Government Bond Fund and may result in additional tax consequences to the Fund’s shareholders.

DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund’s portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund’s use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule promulgated by the SEC under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund’s investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

BOND, STRATEGIC ALLOCATION AND EQUITY FUNDS

Market values of the Bond, Strategic Allocation and Equity Funds’ portfolio securities are determined as follows:

•	for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•

for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m.

Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds’ Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

Each Equity, Strategic Allocation and Bond Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

Under the Distributor’s Contract with the Fund, ALPS Distributors, Inc. (“Distributor”) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional, and makes this available for marketing and sales-related activities and expenses, including those of the Advisor and its affiliates.

ADVANCE COMMISSIONS

When an investment professional’s customer purchases Shares, the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)

Equity and Strategic Allocation Funds (excluding Large Cap Value Fund)

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million - $2,999,999.99	1.00%
$3 million - $4,999,999.99	0.50%
Over $5 million	0.25%

Bond Funds (excluding Short Duration Government Bond Fund and Short-Term Corporate Bond Fund)

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million - $2,999,999.99	0.75%
$3 million - $4,999,999.99	0.50%
Over $5 million	0.25%

Short Duration Government Bond Fund and Short-Term Corporate Bond Fund

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$250,000 - $2,999,999.99	0.75%
$3 million - $4,999,999.99	0.50%
Over $5 million	0.25%

Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

RULE 12B-1 PLANS (CLASS A SHARES, CLASS A2 SHARES, CLASS C SHARES, CLASS S SHARES, CORPORATE SHARES AND CLASS I2 SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares, and to provide distribution related and/or recordkeeping and administrative services for Fund shareholders. The Plan is also designed to cover other costs incurred in implementing and operating the Plan. In the case of the Rule 12b-1 Plan for Class C Shares, it is also designed to pay third parties for financing advanced commissions to brokers. In accordance with the Distribution Plan, the Distributor may enter into agreements with financial intermediaries, such as brokers and dealers, relating to distribution and/or marketing services with respect to the Class A (except for Money Market Fund, Treasury Money Market Fund and New York Tax-Free Money Market Fund, whose Class A Shares do not have a Rule 12b-1 Plan), Class A2, Class C, Class S, Corporate and Class I2 Shares of the Funds. The Distributor may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisors) to provide distribution related and other services with respect to the Class A, Class A2, Class C, Class S, Corporate and Class I2 Shares. The Rule 12b-1 Plan is expected to benefit a Fund in a number of ways. For example, it is anticipated that the Plan will help a Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The Funds’ service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

A Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee of the Funds’ average daily net assets.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

The Distributor, the Advisor and their affiliates may benefit from arrangements where the Rule 12b-1 Plan fees related to Class C Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

Class C Shares

In most cases, investment professionals that sell Class C Shares are entitled to receive a 1.00% 12b-1 fee on assets in the 13th month after the sale.

SHAREHOLDER SERVICES PLANS (CLASS A SHARES, CLASS A2 SHARES, CLASS C SHARES, CLASS S SHARES, CORPORATE SHARES, AND CLASS I SHARES)

The Funds may pay financial intermediaries, including the Distributor, the Advisor and their affiliates for providing shareholder services and maintaining shareholder accounts.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the Rule 12b-1 and/or shareholder services fees that a Fund pays to financial intermediaries, the Distributor and the Advisor and its affiliates may pay out of their own reasonable resources and legitimate profits amounts (including items of material value) to certain financial intermediaries. While Financial Industry Regulatory Authority (“FINRA”) regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and their affiliates may pay out of their own resources. Contact your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and their affiliates may make additional payments to financial intermediary.

SUPPLEMENTAL PAYMENTS

Financial intermediaries may be paid fees out of the assets of the Distributor and the Advisor and its affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about a Fund or other special events at recreational-type facilities, or items of material value. These payments, subject to applicable limits, if any, will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

Processing Support Payments

The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries’ mutual fund trading system.

Retirement Plan Program Servicing Payments

The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Intermediaries

From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.

UNDERWRITING COMMISSIONS

The following chart reflects the total front-end sales charges paid in connection with the sale of Class A Shares of the Funds and the amount retained by the Distributor for the last three fiscal years ended April 30, 2011, April 30, 2010 and April 30, 2009:

	2011		2010		2009
	Total Sales Charges	Amount Retained	Total Sales Charges	Amount Retained	Total Sales Charges	Amount Retained
MTB Strategic Allocation Fund Class A	$17,601	—	$4,311	—	$37,028	—

MTB International Equity Fund Class A	$432	—	$868	—	$4,306	—

MTB Income Fund Class A	$1,433	—	$806	—	$2,288	—

MTB Intermediate-Term Bond Fund Class A	$2,761	—	$—	—	$17,950	—

MTB Large Cap Growth Fund Class A	$610	—	$463	—	$3,116	—

MTB Large Cap Value Fund Class A	$351	—	$627	—	$3,846	—

MTB Mid Cap Growth Fund Class A	$1,587	—	$4,188	—	$7,586	—

MTB Maryland Municipal Bond Fund Class A	$830	—	$602	—	$20,409	—

MTB New York Municipal Bond Fund Class A	$3,718	—	$1,720	—	$44,798	—

MTB Pennsylvania Municipal Bond Fund Class A	$6,005	—	—	—	$6,777	—

MTB Small Cap Growth Fund Class A	$872	—	$3,063	—	$30,972	—

MTB Short-Term Corporate Bond Fund Class A	$359	—	—	—	$3,785	—

MTB Short Duration Government Bond Fund Class A	$3,367	—	$6	—	$10,124	—

MTB U.S. Government Bond Fund Class A	$329	—	$33	—	$8,244	—

MTB Virginia Municipal Bond Fund Class A	$548	—	$27	—	$40	—

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUB-ACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent’s sub-accounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of sub-accounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through sub-accounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds’ Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds’ Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of August 1, 2011, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding shares:

Fund Name	Acct Name	Address	% Owned of Class
Income Fund Class A Shares	Nationwide Trust Co	PO Box 182029, Columbus, OH 43218	10.72%
	Subramonian Shankar	5990 Neeley Ct., Norcross, GA 30092	9.95%
Income Fund Class I Shares	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	41.88%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	13.00%
Intermediate Term Bond Fund Class C Shares	W. Carlos Revocable Trust	PO Box 2052, Jersey City, NJ 07303	13.13%
	Michael Wade	PO Box 2052, Jersey City, NJ 07303	9.06%
	Pershing LLC	PO Box 2052, Jersey City, NJ 07303	7.63%
	IRA FBO Michael F	PO Box 2052, Jersey City, NJ 07304	7.53%
	Herbert Laing		7.27%
	Estate of Marie W. Co	PO Box 2052, Jersey City, NJ 07303	5.59%
Intermediate Term Bond Fund Class I Shares	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	33.31%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	19.44%
	T Rowe Price Retirement Plan	4515 Painters Mill Rd, Owings Mills, MD 21117	17.88%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	14.83%
	Pershing LLC	PO Box 2052, Jersey City, NJ 07303	5.17%
International Equity Fund Class A Shares	Subramonian Shankar	5990 Neeley Ct., Norcross, GA 30092	9.33%
International Equity Fund Class I Shares	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	45.92%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	18.47%
	Post & Co	New York, NY 10268	5.51%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	5.10%
Large Cap Growth Fund Class I Shares	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	28.07%
	T Rowe Price Retirement Plan	4515 Painters Mill Rd, Owings Mills, MD 21117	14.96%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	9.15%
	Post & Co	New York, NY 10268	6.99%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	5.39%
Large Cap Value Fund Class I Shares	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	27.16%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	26.48%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	9.34%
	T Rowe Price Retirement Plan	4515 Painters Mill Rd, Owings Mills, MD 21117	9.25%
Maryland Muni Bond Fund Class A Shares	Charles Schwab	101 Montgomery St., San Francisco, CA 94104	6.42%
Maryland Muni Bond Fund Class I Shares	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	78.36%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	9.16%

Fund Name	Acct Name	Address	% Owned of Class
Mid Cap Growth Fund Class I Shares	T Rowe Price Retirement Plan	4515 Painters Mill Rd, Owings Mills, MD 21117	37.93%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	22.68%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	12.02%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	5.56%
	Frontier Trust Co. FBO Herley Industries	PO Box 10758, Fargo, ND 58106	5.38%
Money Market Fund Class A Shares	Pershing	1 Pershing Plaza, Jersey City, NJ 07399	55.50%
Money Market Fund Class A2 Shares	Pershing	1 Pershing Plaza, Jersey City, NJ 07399	96.96%
Money Market Fund Class I Shares	Manufacturers & Traders Trust Co	PO Box 1377, Buffalo, NY 14240	93.36%
Money Market Fund Class I2 Shares	Manufacturers & Traders Trust Co	PO Box 1377, Buffalo, NY 14240	99.99%
Money Market Fund Class S Shares	College Auxiliary Services	SUNY New Paltz, New Paltz, NY 12561	11.76%
	Absolute Staffers LLC	14502 Greenview Dr. Ste 208, Laurel, MD 20708	10.50%
	King Center Charter School	938 Genesee St, Buffalo, NY 14211	9.63%
	Excelco Newbrook Inc.	16 Mechanic St., Silver Spring, NY 14136	6.72%
	Hofer Construction Inc.	522 Transit Rd, Depew, NY 14043	6.15%
	Automobile Transporters Welfare	PO Box 248, Hamburg, NY 14075	5.86%
	Laborers Local 17 Pension	451B Little Britain Rd., Newburgh, NY 12550	5.26%
	American Red Cross	786 Delaware Ave, Buffalo, NY 14209	5.07%
New York Muni Bond Fund Class A Shares	James P. Sloan	PO Box 2052, Jersey City, NJ 07303	6.25%
	Pershing	PO Box 2052, Jersey City, NJ 07303	5.74%
	Vanguard Brokerage Services	PO Box 1170, Valley Forge, PA 19482	5.14%
New York Muni Bond Fund Class I Shares	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	36.29%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	16.07%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	12.23%
New York Tax Free Money Market Fund Class A Shares	Pershing	1 Pershing Plaza, Jersey City, NJ 07399	82.30%
New York Tax Free Money Market Fund Class I Shares	Manufacturers & Traders Trust Co	PO Box 1377, Buffalo, NY 14240	92.37%
Pennsylvania Muni Bond Fund Class A Shares	William Vought	PO Box 2052, Jersey City, NJ 07303	10.10%
	David Berkheiser	PO Box 2052, Jersey City, NJ 07303	8.20%
	Pershing	PO Box 2052, Jersey City, NJ 07303	8.05%
Pennsylvania Muni Bond Fund Class I Shares	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	58.55%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	20.76%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	7.85%
Pennsylvania Tax Free Money Market Fund Class A Shares	Pershing	1 Pershing Plaza, Jersey City, NJ 07399	97.76%
Pennsylvania Tax Free Money Market Fund Class I Shares	Manufacturers & Traders Trust Co	PO Box 1377, Buffalo, NY 14240	84.02%
	Stephen R. Clark	PO Box 2052, Jersey City, NJ 07030	5.85%
Pennsylvania Tax Free Money Market Fund Class I2 Shares	Manufacturers & Traders Trust Co	PO Box 1377, Buffalo, NY 14240	100%
Prime Money Market Fund Corporate Shares	Manufacturers & Traders Trust Co	PO Box 1377, Buffalo, NY 14240	49.50%
	T Rowe Price Retirement Plan	4515 Painters Mill Rd, Owings Mills, MD 21117	25.51%
	Gerlach (Nominee) & Co LLC	3800 Citigroup ctr, B3-14 Tampa, FL 33610	5.91%
Short Duration Government Bond Fund Class A Shares	United Cerebral Pals	PO Box 2052, Jersey City, NJ 07302	12.06%
	Purcell Construction	PO Box 2052, Jersey City, NJ 07303	11.13%
	Nationwide Trust Co	PO Box 182029, Columbus, OH 43218	9.15%
	Astor Services	PO Box 2052, Jersey City, NJ 07303	6.17%
Short Duration Government Bond Fund Class C Shares	NFS LLC	8 Acorn Ln, Lebanon, NJ 08833	16.07%
	Pershing LLC	PO Box 2052, Jersey City, NJ 07303	9.00%
	Mark Benedetto	9785 Towne Center Dr., San Diego, CA 92121	7.97%
	NFS LLC	50 Edgewood Rd., Bedminster, NJ 07921	5.53%
	IRA FBO Carmine D’ar	PO Box 2052, Jersey City, NJ 07303	5.36%
Short Duration Government Bond Fund Class I Shares	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	49.58%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	19.45%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	13.42%
	Pershing LLC	PO Box 2052, Jersey City, NJ 07303	7.83%
Short Term Corporate Bond Fund Class A Shares	Charles Schwab & Co	101 Montgomery St, San Francisco, CA 94101	52.05%
	Thomas Saltsgiver	9785 Towne Center Dr., San Diego, CA 92121	10.23%
	Neil W. Hedrick	PO Box 2052, Jersey City, NJ 07303	8.06%
Short Term Corporate Bond Fund Class C Shares	Frances A. Petrozziel	PO Box 2052, Jersey City, NJ 07303	25.77%
	Pershing LLC	PO Box 2052, Jersey City, NJ 07303	24.21%
	Herbert Laing		7.06%
	Brendalee C. Loniewsk	PO Box 2052, Jersey City, NJ 07303	6.14%
	John Paleski	PO Box 2052, Jersey City, NJ 07303	5.44%
	Nancy Anastos	PO Box 2052, Jersey City, NJ 07303	5.31%
Short Term Corporate Bond Fund Class I Shares	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	29.56%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	19.39%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	15.42%
Small Cap Growth Fund Class C Shares	Kirk M. Graen SEP IRA	PO Box 2052, Jersey City, NJ 07303	12.54%
	Merrill Lynch Pierce Fenner & Smith	4800 Deer Lake Dr. E, Jacksonville, FL 32246	9.56%
	Mark A. Smith IRA	PO Box 2052, Jersey City, NJ 07303	7.03%
	Renee J. Grae SEP IRA	PO Box 2052, Jersey City, NJ 07303	6.94%
	Citigroup Global Markets Inc.	333 W. 34th St. , New York, NY 10001	6.72%
	Pershing	PO Box 2052, Jersey City, NJ 07303	5.15%
	Citigroup Global Markets Inc.	333 W. 34th St. , New York, NY 10001	5.05%
Small Cap Growth Fund Class I Shares	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	31.29%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	23.12%
	T Rowe Price Retirement Plan	4515 Painters Mill Rd, Owings Mills, MD 21117	18.74%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	8.59%
Strategic Allocation Fund Class I Shares	Frontier Trust Co. FBO AJ Sackett & Sons PSP	PO Box 10758, Fargo, ND 58106	83.81%
	Frontier Trust Co. FBO Abel Construction Co	PO Box 10758, Fargo, ND 58106	7.28%
Tax Free Money Market Fund Class A Shares	Pershing	1 Pershing Plaza, Jersey City, NJ 07399	89.66%
	Manufacturers & Traders Trust Co	PO Box 1377, Buffalo, NY 14240	9.66%
Tax Free Money Market Fund Class I Shares	Manufacturers & Traders Trust Co	PO Box 1377, Buffalo, NY 14240	99.42%
Tax Free Money Market Fund Class I2 Shares	Manufacturers & Traders Trust Co	PO Box 1377, Buffalo, NY 14240	100%
US Government Bond Fund Class I Shares	T Rowe Price Retirement Plan	4515 Painters Mill Rd, Owings Mills, MD 21117	64.73%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	22.35%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	6.12%
US Government Money Market Fund Class A Shares	Pershing	1 Pershing Plaza, Jersey City, NJ 07399	88.93%
	Manufacturers & Traders Trust Co	PO Box 1377, Buffalo, NY 14240	10.40%
US Government Money Market Fund Class I Shares	Manufacturers & Traders Trust Co	PO Box 1377, Buffalo, NY 14240	95.76%
US Government Money Market Fund Class I2 Shares	Manufacturers & Traders Trust Co	PO Box 1377, Buffalo, NY 14240	99%
US Treasury Money Market Fund Class A Shares	Pershing	1 Pershing Plaza, Jersey City, NJ 07399	47.73%
	Manufacturers & Traders Trust Co	PO Box 1377, Buffalo, NY 14240	36.18%
US Treasury Money Market Fund Class I Shares	Manufacturers & Traders Trust Co	PO Box 1377, Buffalo, NY 14240	98.42%
US Treasury Money Market Fund Class I2 Shares	Manufacturers & Traders Trust Co	PO Box 1377, Buffalo, NY 14240	100%
US Treasury Money Market Fund Class S Shares	Medical Service Group	155 Elizabeth Blackwell St., Syracuse, NY 13210	83.52%
	Quality Industrial Contracting Inc.	9121 Lennings Ln. Baltimore, MD 21237	5.70%
Virginia Muni Bond Fund Class A Shares	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	23.32%
	SEI Private Trust Co	One Freedom Valley Drive, Oaks, PA 19456	11.08%

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Shareholder	Fund and% Owned
SEI Private Trust Co, C/ O M&T Bank, One Freedom Valley Drive, Oaks, PA 19456

Income Fund, Class I - 41.88%

International Equity Fund, Class I -45.92%

Intermediate Term Bond Fund, Class I - 33.31%

Large Cap Growth Fund, Class I - 28.07%

Large Cap Value Fund, Class I - 27.16%

Maryland Muni Bond Fund, Class I - 78.36%

New York Muni Bond Fund, Class I - 36.29%

Pennsylvania Muni Bond Fund, Class I - 58.555%

Short Duration Government Bond – Class I – 49.58%

Short Term Corporate Bond Fund, Class I - 29.56%

Small Cap Growth Fund, Class I - 31.29%

T Rowe Price Retirement Plan, 4515 Painters Mill Rd, Owings Mills, MD 21117	Mid Cap Growth Fund, Class I - 37.93% Prime Money Market Fund, Corporate – 25.51% US Government Bond Fund, Class I - 64.73%

Pershing as Agent for Brokerage Customers, 1 Pershing Plaza, Jersey City, NJ 07399

Money Market Fund, Class A - 55.50%

Money Market Fund, Class A2 – 96.96%

NY Tax Free Money Market Fund, Class A – 82.30%

PA Tax Free Money Market Fund, Class A – 97.76%

Tax Free Money Market Fund, Class A – 89.66%

US Government Money Market, Class A – 88.93%

US Treasury Money Market Fund, Class A – 47.73%

Manufacturers & Traders Trust Co. TICE & Co., PO Box 1377, Buffalo, NY 14240

Money Market Fund, Class I – 93.36%

Money Market Fund, Class I2 – 100%

NY Tax Free Money Market Fund, Class I – 92.37%

PA Tax Free Money Market Fund, Class I2 – 100%-

Prime Money Market Fund, Corporate - 49.50%

Tax Free Money Market Fund, Class I – 99.42%

US Government Money Market, Class I – 95.76%

US Government Money Market Fund, Class I2 – 99%

US Treasury Money Market Fund, Class A – 36.18%

US Treasury Money Market Fund, Class I – 98.42%

US Treasury Money Market Fund, Class I2 – 100%

Charles Schwab, 101 Montgomery Street, San Francisco, CA 94101	Short-Term Corporate Bond Fund, Class A – 52.05%

Frances A. Petrozziel, PO Box 2052, Jersey City, NJ 07303	Short-Term Corporate Bond Fund, Class C – 25.77%

Frontier Trust Company, P.O. Box 10758, Fargo, ND 58106	Strategic Allocation Fund, Class I – 83.81%

Medical Service Group, 155 Elizabeth Blackwell St, Syracuse, NY 13210	US Treasury Money Market Fund, Class S – 83.52%

Disclosures

Pershing

Pershing LLC is a single member Delaware Limited Liability Company and a wholly owned subsidiary of Pershing Group LLS (the “parent”) which is a wholly owned subsidiary of The Bank of New York Mellon Corporation (“BNYM”).

Manufacturers & Traders

Manufacturers and Traders Trust Company (“M&T Bank”).

TAX INFORMATION

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Tax Information” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

TAXATION OF THE FUND

The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a Regulated Investment Company

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•

Distribution Requirement — the Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•

Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•

Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover

For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions — Distributions of Capital Gains” below.

Capital Loss Carryovers

The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses

For taxable years of the Fund beginning after December 22, 2010, the Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions — Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and

(ii)	the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses, and losses resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence. For taxable years of the Fund beginning on or before December 22, 2010, the Fund may only elect to treat any post-October loss and net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.

Undistributed Capital Gains

The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Strategic Allocation Fund

Distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. The Fund generally will not be able to currently offset gains realized by one underlying fund in which the Fund invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, unless the Fund is a qualified fund of funds discussed below, the Fund (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes (see, “Taxation of Fund Distributions — Pass-through of foreign tax credits” below), (b) is not eligible to pass-through to shareholders exempt-interest dividends from an underlying fund, and (c) dividends paid by the Fund from interest earned by an underlying fund on U.S. government obligations is unlikely to be exempt from state and local income tax (see, “U.S. government securities” below). However, the Fund is eligible to pass-through to shareholders qualified dividends earned by an underlying fund (see, “Taxation of Fund Distributions — Qualified Dividend Income for Individuals” and “— Corporate Dividends Received Deduction” below). For taxable years of the Fund beginning after December 22, 2010, a qualified fund of funds, i.e. a fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, (a) is eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes, and (b) is eligible to pass-through to shareholders exempt-interest dividends from an underlying fund.

Federal Excise Tax

To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% (or 98.2% beginning January 1, 2011) of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal excise tax, but can give no assurances that all such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay some excise tax.

Foreign Income Tax

Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

TAXATION OF FUND DISTRIBUTIONS (ALL FUNDS)

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income

The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “— Qualified Dividend Income for Individuals” and “— Corporate Dividends Received Deduction for corporations”

Distributions of Capital Gains

The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Money Market Funds do not expect to realize any long-term capital gains or losses.

Maintaining a $1 share price — Money Market Funds

Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust its dividends to maintain its $1 share price. This procedure may result in under- or over-distributions by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.

Return of Capital Distributions

Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or REITs (see, “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals

With respect to taxable years of the Fund beginning before January 1, 2013 (unless such provision is extended or made permanent), ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Corporate Dividends Received Deduction

For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities

At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits

If more than 50% of the Fund’s (or if the Fund is a qualified fund of funds as described above under the heading “Taxation of the Fund — Strategic Allocation Fund”, an underlying fund’s) total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund (or an underlying fund). If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund (or underlying fund) reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund (or underlying fund).

Tax Credit Bonds

If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. Government Securities

Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations) generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. If the Fund is a fund of funds, see, “Taxation of the Fund — Strategic Allocation Fund” above.

Dividends Declared in December and Paid in January

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

TAXATION OF FUND DISTRIBUTIONS (TAX-FREE FUNDS ONLY)

Taxation of Fund Distributions –Tax Exempt Interest

The New York Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund, Tax-Free Money Market Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Virginia Municipal Bond Fund each intend to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Fund’s taxable year at least 50% of the Fund’s total assets consists of municipal Securities, which are exempt from federal income tax.

Exempt-Interest Dividends

Distributions from the Fund will constitute exempt-interest dividends to the extent of the Fund’s tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to AMT in certain circumstances and may have other collateral tax consequences as discussed below.

Distributions of Ordinary Income and Capital Gains

Any gain or loss from the sale or other disposition of a tax-exempt security generally is treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. Distributions by the Fund of ordinary income and capital gains will be taxable to shareholders as discussed above under “Taxation of Fund Distributions.”

Alternative Minimum tax — Private Activity Bonds

AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer’s alternative minimum taxable income (“AMTI”) over an exemption amount. Exempt-interest dividends derived from certain “private activity” Municipal Securities issued after August 7, 1986 generally will constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. However, under the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT. In addition, exempt-interest dividends derived from all Municipal Securities regardless of the date of issue, must be included in adjusted current earnings which are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT.

Effect on Taxation of Social Security Benefits; Denial of Interest Deduction; “Substantial Users”

Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by the Fund will likely be subject to tax on dividends paid by the Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

Exemption from State Tax

To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

Failure of a Municipal Security to Qualify to Pay Exempt-Interest

Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a Municipal Security could cause interest on the Municipal Security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the Municipal Security was issued. In such a case, the Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Distributions Paid By the New York Municipal Bond Fund and New York Tax-Free Money Market Fund

Distributions of exempt-interest dividends paid to shareholders of the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions are attributable to interest income on obligations of the State of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain qualifying obligations of U.S. territories and possessions. To the extent that distributions are derived from other sources, such distributions will generally be subject to New York State and/or New York City tax. Capital gain dividends paid by the Fund are taxable at ordinary income rates for New York State and New York City personal income tax purposes irrespective of the source of such capital gains.

Dividends paid by the Fund are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Distributions from (or the value of) the Fund generally will be taxable to shareholders that are subject to the New York State franchise tax on corporations and/or the New York City corporation tax.

Distributions Paid By the Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund

Distributions of exempt-interest dividends paid by the Fund that are attributable to interest received by the Fund from (i) obligations of Pennsylvania or its political subdivisions and authorities, (ii) direct obligations of the United States government, or (iii) qualifying obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States (including, for example, qualifying obligations of Puerto Rico, Guam and the Virgin Islands), will be exempt from Pennsylvania personal income tax. Tax exempt treatment is generally not available for distributions attributable to income from indirect obligations of the United States (i.e., Ginnie Maes, Fannie Maes, etc.). Any distributions of net short-term and long-term capital gain earned by the Fund are generally included in a shareholder’s Pennsylvania taxable income.

Distributions from the Fund are also generally exempt from the Philadelphia School District investment income tax applicable to residents of Philadelphia to the same extent as the Pennsylvania personal income tax. In addition, distributions designated as capital gain dividends by the Fund for federal income tax purposes will also generally be exempt from the Philadelphia School District investment income tax.

To the extent that distributions of the Fund are attributable to sources other than those described in the preceding paragraphs, such as, for example, interest received by the Fund on obligations issued by states other than Pennsylvania, such distributions will generally be subject to Pennsylvania state and local income taxes.

Distributions Paid By the Maryland Municipal Bond Fund

Distributions of exempt-interest dividends paid by the Fund that are attributable to interest received by the Fund from (i) obligations of Maryland or its political subdivisions and authorities, (ii) direct obligations of the United States, or (iii) qualifying obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States (including, for example, qualifying obligations of Puerto Rico, Guam and the Virgin Islands), will be exempt from the Maryland personal income tax. Tax exempt treatment is generally not available for distributions attributable to income from indirect obligations of the United States (i.e., Ginnie Maes, Fannie Maes, etc.). In addition, distributions from the Fund attributable to gains realized by the Fund from the sale or exchange of a Maryland state or local obligation will not be subject to the Maryland personal income tax.

To the extent that distributions of the Fund are attributable to sources other than those described in the preceding paragraph, such as, for example, interest received by the Fund on obligations issued by states other than Maryland or capital gains realized by the Fund on obligations issued by U.S. territories and possessions and from states other than Maryland, such distributions will be subject to Maryland state and local income taxes. Income earned on certain private activity bonds (other than obligations of the State of Maryland or a political subdivision or authority thereof) which the Fund might hold will constitute a Maryland tax preference for individual shareholders. In addition, capital gains realized by a shareholder upon a redemption or exchange of portfolio shares will be subject to Maryland state and local income taxes.

Distributions Paid by the Virginia Municipal Bond Fund

Distributions of exempt-interest dividends paid by the Fund that are attributable to interest received by the Fund from (i) obligations of the Commonwealth of Virginia or its political subdivisions and authorities, (ii) direct obligations of the United States government, or (iii) qualifying obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States (including, for example, qualifying obligations of Puerto Rico, Guam and the Virgin Islands), will not be subject to the Virginia personal income tax. Tax exempt treatment is generally not available for distributions attributable to income from indirect obligations of the United States (i.e., Ginnie Maes, Fannie Maes, etc.).

To the extent that distributions of the Fund are attributable to sources other than those described in the preceding paragraph, such as, for example, interest received by the Fund on obligations issued by states other than Virginia, such distributions will be subject to Virginia income taxes.

SALE OR REDEMPTION OF FUND SHARES

Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Cost Basis Information

Unless you are investing in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, under the Energy Improvement and Extension Act of 2008, the Fund is required to report to you and the IRS the cost basis of “covered shares” you sell or otherwise dispose of in a taxable transaction. These cost basis reporting rules are generally effective for Fund shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (“covered shares”) and the shares are disposed of after that date. Cost basis will be calculated using the default method of average cost, unless you instruct the Fund in writing to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund in writing if you intend to utilize a method other than average cost for covered shares.

In addition to the Fund’s default method of average cost, other cost basis methods offered by the MTB Funds, which you may elect to apply to covered shares, include:

•	First-In, First-Out — shares acquired first in the account are the first shares depleted.

•	Last-In, First-Out — shares acquired last in the account are the first shares depleted.

•	Highest In, First Out (High Cost) — shares acquired with the highest cost per share are the first shares depleted.

•	Lowest In, First Out (Low Cost) — shares acquired with the lowest cost per share are the first shares depleted.

•

Specific Lot Identification — shareholder selects which lots to deplete at time of each disposition. Transaction amount must be in shares. If you identify an insufficient number of shares or do not make a timely identification, the transaction will default to the first-in, first-out method.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Fund in writing of your elected cost basis method upon the later of January 1, 2012 or the initial purchase into your account, the default method of average cost will be applied to your covered shares. The cost basis for covered shares will be calculated separately from any “noncovered shares” (as defined below) you may own. You may change or revoke the use of the average cost method and elect another cost basis method for covered shares if you notify the Fund in writing. You may change from average cost to another cost basis method for covered shares at any time, but only for shares acquired after the date of the change (the change is prospective). After the change, the basis of the shares that were averaged remain averaged. You may revoke the use of the average cost method and revert to another cost basis method for covered shares if you notify the Fund in writing by the date of the first sale, exchange or other disposition of the shares. After the revocation, the basis of the shares that were averaged revert to their actual cost basis.

The Fund may also provide Fund shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 or shares acquired on or after January 1, 2012 for which cost basis information is not known by the Fund (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, the MTB Funds deplete noncovered shares in first-in, first-out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. The cost basis for noncovered shares will be calculated separately from any covered shares you may own. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Fund.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Fund, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Fund as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

For additional information and updates regarding cost basis reporting and available shareholder elections, please visit MTB Fund’s website at http://www.mtbfunds.com. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales

All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a Loss Within Six Months of Purchase

Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares. However, under the RIC Mod Act, this rule will not apply to any loss incurred on a redemption or exchange of shares of a tax-free money market fund or other fund that declares exempt-interest dividends daily and distributes them at least monthly for which your holding period begins after December 22, 2010.

Money Market Funds

Because shares in the Money Market Funds are offered and redeemed at a constant net asset value of $1.00 per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares.

Tax Shelter Reporting

Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.

Medicare Tax

The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).

TAX TREATMENT OF PORTFOLIO TRANSACTIONS

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, effect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Securities In Which the Funds Invest” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General

In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments

Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund

Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions

In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced, for taxable years of the Fund beginning after December 22, 2010, by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions

A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments

A fund may invest in stocks of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. In addition, if a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs

A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Non-U.S. Investors — Investment in U.S. Real Property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investments in Non-U.S. REITs

While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income)

Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on unrelated business income (“UBTI”), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in Partnerships and QPTPs

For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. For purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund — Qualification as a Regulated Investment Company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company.

Investments in Commodities — Structured Notes, Corporate Subsidiary and Certain ETFs

Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund — Qualification as a Regulated Investment Company.” Also, the IRS has issued a Revenue Ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. However, in a subsequent Revenue Ruling, the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity index-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. In addition, a fund may gain exposure to commodities through investment in QPTPs such as an exchange traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect, for taxable years of a fund with respect to which the extended due date of the return is after December 22, 2010.

Securities Lending

While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in Convertible Securities

Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

Investments in Securities of Uncertain Tax Character

A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to re-characterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

TAX CERTIFICATION AND BACKUP WITHHOLDING

By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

NON-U.S. INVESTORS

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General

The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund. Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Exempt-Interest Dividends

In general, exempt-interest dividends reported by the Fund to shareholders as paid from net tax-exempt income are not subject to U.S. withholding tax.

Capital Gain Dividends and Short-Term Capital Gain Dividends

In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-Related Dividends

With respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors

It may not be practical in every case for the Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits

Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. Real Property

The Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by the Fund or by a U.S. REIT or U.S. real property holding corporation in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S. REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.

•

If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•

In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by the Fund before January 1, 2012 (unless such sunset date is extended or made permanent), except that after such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. Estate Tax

Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. For decedents dying during 2010, the U.S. federal estate tax was reinstated retroactively, except where the executor of the estate of a decedent makes an election to opt out of the estate tax and instead be subject to modified carryover basis rules. For decedents dying after 2010, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2012, unless such provision is extended or made permanent.

U.S. Tax Certification Rules

Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from back-up withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Tax Compliance Act

Under the Foreign Account Tax Compliance Act, the relevant withholding agent may be required to withhold 30% of any distributions paid after December 31, 2013 and the proceeds of a sale of shares paid after December 31, 2014 to (i) a foreign financial institution unless such foreign financial institution agrees to verify, report and disclose certain of its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial foreign entity that is the beneficial owner of the payment unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements. These requirements are different from, and in addition to, the U.S. tax certification rules described above.

The scope of these requirements remain unclear, and shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Funds. Where required, the tables separately list Trustees who are “interested persons” of the Funds (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Trustee is provided below. Unless otherwise noted, the business address of each Trustee and Senior Officer of the Funds is 100 East Pratt Street, 17th floor, Baltimore, Maryland 21202. The Trust is comprised of 23 funds and is the only investment company in the Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

Name Birth Year Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust*
Kenneth G. Thompson+ Birth year: 1964 Trustee Began serving: December 2008	Principal Occupations: Senior Vice President, M&T Bank. Other Directorships Held: None.	—

Jeffrey Durkee+ Birth year: 1958 Trustee Began serving: December 2007	Principal Occupations: President and Chief Executive Officer, MTB Investment Advisors, Inc. (3/07 to present). Other Directorships Held: None. Previous Positions: Chairman and CEO Private Wealth Management, Mercantile Bankshares Corporation (4/06 to 3/07); Senior Vice-President and Director, Southern Division, Legg Mason Wood Walker (1998 to 4/06).	—

+	Kenneth G. Thompson and Jeffrey Durkee are “interested” due to positions they hold with M&T Bank, the parent of the Funds’ Advisor.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Year Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust*
Joseph J. Castiglia Birth year: 1934 Chairman and Trustee Began serving: February 1988

Principal Occupation: Retired.

Other Directorships Held: Chairman, Community Foundation for Greater Buffalo (1/05 to 12/08); Chairman and Treasurer, Buffalo Olmstead Parks Conservancy (1/05 to 6/11); Chairman, Buffalo Philharmonic Orchestra Foundation (1/06 to 6/11); Vice Chairman, Christ the King Seminary (1/05 to 6/11); Director, Baker Victory Services (1/05 to 12/08); Director, Dunn Tire Corporation (1/05 to 6/11); Director, Read to Succeed Buffalo (1/08 - 6/11).

Previous Positions: President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc., manufacturer of paints and chemical specialties (12/67 to 1/96); Chairman and Director, Catholic Health Systems of Western New York (1/97 to 5/03); Chairman Blue Cross Blue Shield of Western and Central New York (5/92 to 5/07); Director, Energy East, gas and electric utility; Chairman and Director, Federal Reserve Bank of New York, Buffalo Branch.

		$66,000
William H. Cowie, Jr. Birth year: 1931 Trustee Began serving: September 2003	Principal Occupations: Retired. Other Directorships Held: Med Star Health Community (1972 to present) Previous Position: Vice Chairman of Signet Banking Corp.	$55,000

John S. Cramer Birth year: 1942 Trustee Began serving: December 2000	Principal Occupation: Senior Consultant, Yaffe & Co., Inc. a consulting firm specializing in executive compensation and governance services (2/06 to present); Retired (2002-2006). Other Directorships Held: Highmark Blue Cross Blue Shield (4/01 to present); Chek-Med Corporation (6/03 to present). Previous Position: President and Chief Executive Officer, Pinnacle Health Systems, a non-profit hospital and healthcare system in Central Pennsylvania.	$55,000

Daniel R. Gernatt, Jr. Birth year: 1940 Trustee Began serving: February 1988	Principal Occupations: CEO, Gernatt Asphalt Products, Inc. (1979 to present). Other Directorships Held: Hilbert College (2000 to present).	$55,000

Richard B. Seidel Birth year: 1941 Trustee Began serving: September 2003	Principal Occupations: Founder, Chairman and Director, Girard Partners Ltd., a registered investment advisory firm and Broker/Dealer (1995 to present); Chairman and Director, Girard Capital, LLC, registered investment advisors (3/09 to present). Other Directorships Held: Tristate Capital Bank (9/07 to present); Surrey Services for Seniors (2002 to 2008).	$55,000

Dr. Marguerite D. Hambleton Birth year: 1943 Trustee Began serving: September 2005	Principal Occupation: President, AAA New York State Association (7/09 to present). Other Directorships Held: AAA National Foundation for Traffic Safety (1985 to present); Catholic Health System (2004 to 2009). Previous Positions: President, New York Federal Reserve Board, Buffalo Branch (12/05 to 4/08); President and CEO, AAA Western and Central New York (1985 - 2005).	$55,000

*	The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

EXPERIENCE OF TRUSTEES

Described below for each Trustee are specific experiences, qualifications, attributes, or skills that support a conclusion that he or she should serve as a Trustee of the Trust as of the date of this Statement of Additional Information and in light of the Trust’s business and structure. The role of an effective Trustee inherently requires certain personal qualities, such as integrity, as well as the ability to comprehend, discuss and critically analyze materials and issues that are presented so that the Trustee may exercise judgment and reach conclusions in fulfilling his or her duties and fiduciary obligations. It is believed that the specific background of each Trustee evidences those abilities and is appropriate to his or her serving on the Trust’s Board of Trustees. Further information about each Trustee is set forth in the table above describing the business activities of and other directorships held by each Trustee during the past five years.

Mr. Thompson has served as a Trustee of the Trust for over 2 years, while also acting as a Senior Vice President of M&T Bank, the parent of the Advisor. Those positions entail significant responsibilities for the operations of the Trust, the Funds, and the Advisor.

Mr. Durkee has served as a Trustee of the Trust for over 3 years, while also acting as the President and Chief Executive Officer of the Advisor. Those positions entail significant responsibilities for the operations of the Trust and the Fund, including oversight of the service providers of the Trust.

Mr. Castiglia has 24 years of experience serving as an Independent Trustee of the Trust, including experience serving as the Chairman of the Board. Those positions have provided Mr. Castiglia with knowledge of the operations and business of the Trust and the Fund, and have called upon him to exercise leadership and analytical skills. Mr. Castiglia has significant business experience having been, among other things, Chairman of Blue Cross Blue Shield of Western and Central New York; Chairman of Catholic Health of Western New York; Chairman of the Buffalo Branch, Federal Reserve Bank of New York; President and Chief Executive Office of Pratt & Lambert United Inc. (NYSE); Lead Director, Energy East Corporation (NYSE); and Principal, Deloitte & Touche (formerly Haskins & Sells).

Mr. Cramer has over 10 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Fund. Mr. Cramer has significant business experience having been, among other things, President and Chief Executive Officer of Pinnacle Health Systems.

Mr. Gernatt has 23 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Fund. Mr. Gernatt has significant business experience as he has served as Chief Executive Officer of Gernatt Asphalt Products, Inc. since 1979.

Mr. Cowie has over 7 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Fund. Mr. Cowie has significant experience related to the financial services industry having been Vice Chairman of Signet Banking Corp.

Mr. Seidel has over 7 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Fund. Mr. Seidel has significant experience related to the financial services industry having been Founder, Chairman and Director of Girard Partners Ltd., a registered investment advisory firm and broker/dealer, since 1995 and Chairman and Director of Girard Capital, LLC, a registered investment advisor, since 2009.

Dr. Hambleton has over 5 years of experience serving as an Independent Trustee of the Trust. That position has provided her with knowledge of the operations and business of the Trust and the Fund. Dr. Hambleton has significant experience related to the business and financial services industries having been President of the AAA New York State Association since 2008 and the President of the Board of Directors of the Buffalo Branch of the Federal Reserve Bank of New York from 2003 to 2005.

OFFICERS BACKGROUND AND COMPENSATION

Name Address Birth Year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*

Timothy L. Brenner Birth year: 1956 President Began serving: December 2008	Principal Occupations: Senior Vice President, M&T Bank, President of M&T Life Insurance Company.	—

Michael D. Daniels Birth year: 1967 Chief Operating Officer Began serving: June 2007	Principal Occupations: Chief Operating Officer, MTB Group of Funds and MTB Investment Advisors, Inc.; Administrative Vice President, M&T Bank. Previous Positions: Senior Vice President, MSD&T and MCA (2006 to 2007), Vice President, Calamos Asset Management (2004 to 2006); Vice President, JPMorgan Chase Bank (2002 to 2004).	—

Jeffrey M. Seling Birth year: 1970 Vice President Began serving: June 2007	Principal Occupations: Vice President, M&T Bank and MTB Investment Advisors, Inc. Previous Positions: Vice President, MSD&T; Assistant Vice President, Wells Fargo Bank; Assistant Vice President, JPMorgan Chase Bank.	—

Gregory B. McShea Birth year: 1965 Chief Compliance Officer and Assistant Secretary Began serving: December 2009

Principal Occupations: Managing Director, MTB Investment Advisors, Inc; Chief Compliance Officer, MTB Group of Funds

Previous Positions: General Counsel, Legg Mason Capital Management, Inc. (2007 to 2009); General Counsel, Western Asset Management Company (2003 to 2009); Associate General Counsel and Compliance Director, Legg Mason Wood Walker, Incorporated (1997 to 2003)

Eric B. Paul Birth year: 1974 Vice President Began serving: June 2008	Principal Occupations: Vice President, M&T Bank (2003 to Present); Director of Proprietary Products, M&T Bank (4/08 to present).	—

Ralph V. Partlow lll 25 S. Charles St., 22nd Floor Baltimore, MD 21201 Birth year: 1957 Vice President Began serving: June 2010	Principal Occupation: Administrative Vice President and Deputy General Counsel, M&T Bank (2003-present) Previous Positions: Vice President and Senior Counsel, Allfirst Bank (1995-2003)

Bradley Swenson 1290 Broadway, Suite 1100 Denver, CO 80203 Birth year: 1972 AML Compliance Officer Began serving: September 2007	Principal Occupations: Senior Vice President and Chief Compliance Officer, ALPS Distributors, Inc., ALPS Fund Services, Inc., FTAM Funds Distributor, Inc., ALPS Holdings, Inc. and ALPS Advisors, Inc. Previous Positions: Senior Audit Manager, Janus Capital Group, Inc.	—

Name Address Birth Year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*
Guy Nordahl 101 Barclay Street, 13E New York, NY 10166 Birth year: 1965 Chief Financial Officer and Treasurer Began serving: September 2007	Principal Occupations: Vice President, BNY Mellon Asset Servicing (2009 to present). Previous Positions: Vice President, BNY Mellon Asset Management (2003 to 2009); Vice President, BNY Mellon Asset Servicing (1999 to 2003).	—

Lisa R. Grosswirth 101 Barclay Street, 13E New York, NY 10286 Birth year: 1963 Secretary Began serving: September 2007	Principal Occupations: Vice President, BNY Mellon Asset Servicing (2004 to present). Previous Positions: Supervisory Paralegal, The Dreyfus Corporation, (1998 to 2004).	—

Richard J. Berthy Three Canal Plaza, Suite 100 Portland, ME 04101 Birth year: 1958 Chief Executive Officer Began serving: September 2007	Principal Occupations: President and Managing Partner, Foreside Financial Group, LLC (5/08 to present). Previous Positions: Chief Administrative Officer, Foreside Financial Group, LLC (2005 to 2008); President and Secretary, Bainbridge Capital Management LLC (6/03 to 6/06); Vice President, Bainbridge Capital Management (8/02 to 5/04).	—

*	Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	Timothy L. Brenner Daniel R. Gernatt, Jr. Richard B. Seidel	In between the meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	None

Audit	Joseph J. Castiglia William H. Cowie, Jr. John S. Cramer Daniel R. Gernatt, Jr. Marguerite D. Hambleton Richard B. Seidel	The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Funds, the Funds’ internal control over financial reporting, and the quality, integrity and independent audit of the Funds’ financial statements. The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Funds’ independent registered public accountants, acts as a liaison between the independent registered public accountants and the Board and reviews the Funds’ internal audit function.	Four

Nominating	Joseph J. Castiglia John J. Cramer Daniel R. Gernatt, Jr. William H. Cowie, Jr. Richard B. Seidel Marguerite D. Hambleton	The Nominating Committee, whose members consist of all independent Trustees, selects and nominates persons for election to the Funds’ Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Funds’ agents or service providers and counsel to the Funds. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Funds, at the Funds’ address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate’s qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience, and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.	None

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST

AS OF DECEMBER 31, 2010

Board Member Name	Dollar Range of Shares Owned in Funds	Aggregate Dollar Range of Shares Owned in Trust
Interested Board Members
Kenneth G. Thompson		$1-$10,000
MTB New York Tax-Free Money Market Fund	$1-$10,000
MTB Large Cap Value Fund	$1-$10,000
MTB Managed Allocation Aggressive Growth Fund	$1-$10,000
Jeffrey Durkee		Over $100,000
MTB Small Cap Growth Fund	$10,001-$50,000
MTB Mid Cap Growth Fund	$50,001-$100,000
MTB Large Cap Growth Fund	$10,001-$50,000
Independent Board Members
Joseph J. Castiglia		Over $100,000
MTB Small Cap Growth Fund	Over $100,000
William H. Cowie, Jr.		Over $100,000
MTB Large Cap Growth Fund	$10,001-$50,000
MTB Large Cap Value Fund	$10,001-$50,000
MTB Intermediate-Term Bond Fund	Over $100,000
John S. Cramer		Over $100,000
MTB International Equity Fund	$50,001-$100,000
MTB Intermediate Term Bond Fund	Over $100,000
MTB Large Cap Growth Fund	$1 - $10,000
MTB Managed Allocation Moderate Growth Fund	$1 - $10,000
MTB Mid Cap Growth Fund	$10,001 - $50,000
MTB Money Market Fund	$50,001 - $100,000
MTB Small Cap Growth Fund	$10,001 - $50,000
MTB Pennsylvania Muni Bond Fund	Over $100,000
Daniel R. Gernatt, Jr.		Over $100,000
MTB Prime Money Market Fund	$1 - $10,000
MTB New York Tax-Free Money Market Fund	$10,001 - $50,000
MTB Large Cap Growth Fund	Over $100,000
MTB Large Cap Value Fund	Over $100,000
MTB Mid Cap Growth Fund	Over $100,000
MTB International Equity Fund	Over $100,000
Richard B. Seidel		$50,001-$100,000
MTB Large Cap Value Fund	$10,001-$50,000
MTB Mid Cap Growth Fund	$10,001-$50,000
Marguerite D. Hambleton		None

As of August 1, 2011, the Funds’ Board and Officers as a group owned less than 1% of each Fund’s outstanding Shares.

OTHER SHARE OWNERSHIP INFORMATION

Name of Trustee	Name of Owner and Relationships to Trustee	Company	Title of Class	Value of Securities as of December 31, 2010	Percent of Class
Daniel R. Gernatt, Jr.	Roseann Gernatt (wife of Trustee)	M&T Bank	Common	$75,000	‹1%

BOARD LEADERSHIP STRUCTURE

The Board of Trustees is composed of six Independent Trustees and two Interested Trustees. Joseph J. Castiglia, Independent Trustee, serves as the Chairman of the Board of Trustees and presides at meetings of the Board. Mr. Castiglia regularly communicates with representatives of the Advisor and the Trust. Mr. Castiglia leads the deliberative meetings of the Independent Trustees that are held outside of the presence of management personnel. The Independent Trustees are advised at these meetings, as well as at other times, by separate, independent legal counsel. Mr. Castiglia may perform such other functions as may be requested by the Board from time to time. The Board believes that having a super-majority of Independent Trustees, coupled with an Independent Chairman, is appropriate and in the best interests of the Trust, given its specific characteristics.

The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment goal, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Fund, including the Advisor (and the sub-advisors), and the administrator, transfer agent, distributor and custodian. The Trustees are responsible for selecting these service providers approving the terms of their contracts with the Fund, and exercising general oversight of these service providers on an ongoing basis.

BOARD OVERSIGHT OF TRUST RISK

The Board has not established a formal risk committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight. At each regular Board meeting, the Advisor reports to the full Board on actual and potential risks to the Funds and the Trust as a whole. In addition, as part of its regular quarterly reports to the Board about various matters, the Advisor reports to the Board on the various elements of risk, including investment risk, credit risk, liquidity risk and operational risk, as well as overall business risks relating to the Fund. In addition, the Audit Committee considers risks related to financial reporting and controls.

The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board’s Independent Trustees, provides presentations to the Board at its quarterly meetings, and an annual report to the Board, concerning compliance matters. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (“Compliance Policies”). The Board has approved the Compliance Policies, which seek to reduce risks relating to the possibility of non-compliance with the federal securities laws. The CCO also regularly discusses the relevant risk issues affecting the Trust during private meetings with the Independent Trustees, including concerning the Advisor, as applicable.

INVESTMENT ADVISOR

The Advisor conducts investment research and makes investment decisions for the Funds. The Funds’ Advisor, MTBIA is a subsidiary of M&T Bank. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware.

The Advisor shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

The Advisor receives for its services an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets (see below). The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds.

Fund Annual Rate
U.S. Treasury Money Market Fund	0.40%
U.S. Government Money Market Fund	0.40%
Tax-Free Money Market Fund	0.40%
Money Market Fund	0.40%
Prime Money Market Fund	0.40%
New York Tax-Free Money Market Fund	0.40%
Pennsylvania Tax-Free Money Market Fund	0.40%
Short Duration Government Bond Fund	0.60%
Short-Term Corporate Bond Fund	0.70%
U.S. Government Bond Fund	0.70%
New York Municipal Bond Fund	0.70%
Pennsylvania Municipal Bond Fund	0.70%
Maryland Municipal Bond Fund	0.70%
Virginia Municipal Bond Fund	0.70%
Intermediate-Term Bond Fund	0.70%
Income Fund	0.60%
Strategic Allocation Fund	0.65%
Large Cap Value Fund	0.70%
Large Cap Growth Fund	0.85%
Mid Cap Growth Fund	0.85%
Small Cap Growth Fund	0.85%
International Equity Fund	1.00%

SUB-ADVISORS

International Equity Fund

Effective October 24, 2005, the Advisor delegated daily management of the value component of the International Equity Fund to a Sub-advisor, LSV Asset Management (“LSV”). For its services under the Sub-Advisory Agreement, LSV is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid a fee on the value portion of the average daily net assets (“ADNA”) of the International Equity Fund it manages at the following annual rate: 0.49% on all assets.

Effective February 13, 2009, the Advisor delegated daily management of the core component of the International Equity Fund to a Sub-advisor, Baring International Investment Limited (“Barings”). For its services under the Sub-Advisory Agreement, Barings is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that Barings manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. Barings is entitled to be paid a fee on the core portion of the ADNA of the International Equity Fund it manages at the annual rate of 0.45%.

Effective October 24, 2005, the Advisor delegated daily management of the growth component of the International Equity Fund to a Sub-advisor, Hansberger Global Investors, Inc. (“HGI”). For its services under the Sub-Advisory agreement, HGI is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that HGI manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. HGI is entitled to be paid a fee on the growth portion of the ADNA of the International Equity Fund it manages at the following annual rate: 0.60% on all assets.

Large Cap Value Fund

Effective December 8, 2004, the Advisor delegated daily management of the Large Cap Value Fund to a Sub-advisor, NWQ Investment Management Company LLC (“NWQ”). NWQ was founded in 1982 and is a majority-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), an independent publicly-held company. For its services under the Sub-Advisory Agreement, NWQ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Large Cap Value Fund. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. NWQ is entitled to be paid a fee at the annual rate of 0.45% of the ADNA of the Large Cap Value Fund that it manages.

Portfolio Manager Information

The following information about the Funds’ Portfolio Managers is provided as of April 30, 2011.

MTB Investment Advisors, Inc.

Valerie J. Gospodarek, CFA, CIMA

Other Accounts Managed by Valerie J. Gospodarek, CFA, CIMI	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	2/$103,861,089
Other Pooled Investment Vehicles	—
Other Accounts	—

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Strategic Allocation: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Ms. Gospodarek’s performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Ms. Gospodarek’s management and oversight of certain portfolios and strategies, including the asset allocation strategy relative to the Strategic Allocation Fund.

The performance portion of Ms. Gospodarek’s incentive bonus is based on the time weighted rates of return for the portfolios and strategies she manages compared to the relative indices with the heaviest emphasis on the 3-5 year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Mark J. Stevenson, CFA

Other Accounts Managed by Mark J. Stevenson, CFA	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	2/$103,861,089
Other Pooled Investment Vehicles	—
Other Accounts**	6621/$908,800,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.
**	Portfolio Manager is a dual employee of MTBIA and M&T Bank. All of the “Other” accounts shown are accounts of the Trust Department of M&T Bank.

Dollar value range of shares owned in the Strategic Allocation: $1-$10,000

Compensation Structure

Mr. Stevenson’s salary consists primarily of a base salary with a year-end bonus based in part on Trust account maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. No compensation besides a salary is received with respect to the management of the Funds or any other mutual fund. Mr. Stevenson receives a discretionary bonus at year-end from MTBIA for his management of institutional client portfolios and for his analytical work within the Asset Strategies Consulting Group of MTBIA.

Mr. Stevenson’s performance is formally evaluated annually and based on a variety of factors. Salary is based on job responsibilities in both the management of Trust client assets and those deriving from the management of both the Strategic Allocation and the Variable Annuity Fund. Bonus is based in part on Trust accounts maintenance, risk control/adherence to process management guidelines, and participation in Trust new business activities such as the attraction of new accounts or the addition of assets to existing accounts. Deferred stock options are awarded at year end based purely on the discretion of M&T Bank senior management.

Allen J. Ashcroft

Other Accounts Managed by Allen J. Ashcroft	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1/$146,037,456
Other Pooled Investment Vehicles	—
Other Accounts	—

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Large Cap Growth Fund: over $100,000.

Compensation Structure

The portfolio manager’s performance is formally evaluated annually and based on a variety of factors. Mr. Ashcroft’s compensation is based upon a base salary and an annual incentive bonus. The fixed salary is based on the job description of the position and overall qualifications of the individual. Mr. Ashcroft’s performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Ashcroft’s investment performance relative to the benchmarks for the funds he manages.

The performance portion of Mr. Ashcroft’s incentive bonus is based on the time weighted rates of return for the funds he manages compared to the benchmark with the heaviest emphasis on current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Mark Tompkins, CFA

Other Accounts Managed by Mark Tompkins, CFA	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1/$103,026,389
Other Pooled Investment Vehicles	—
Other Accounts	17/$61,253,546

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the New York Municipal Bond Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Tompkins’ performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Tompkins’ investment performance relative to the benchmarks for the fund that he manages.

The performance portion of Mr. Tompkins’ incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Mark Schultz, CFA

Other Accounts Managed by Mark Schultz, CFA	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1/$250,374,748
Other Pooled Investment Vehicles	—
Other Accounts	1/$10,472,324

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Mid Cap Growth Fund: $50,001-$100,000.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Dr. Schultz’s performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Dr. Schultz’s investment performance relative to the benchmarks for the funds he manages.

The performance portion of Dr. Schultz’s incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the 3-year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

James E. Thorne, Ph.D

Other Accounts Managed by James E. Thorne, Ph.D.	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1/$196,800,897
Other Pooled Investment Vehicles	—
Other Accounts	—

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Growth Fund: Over $100,000

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The fixed salary is based on the job description, the qualifications of the individual and the fact that Dr. Thorne is also the Chief Investment Officer of Equities. Dr. Thorne’s performance is formally evaluated annually and based on a variety of factors. His bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Dr. Thorne’s investment performance relative to the benchmarks for the funds he manages. The benchmark for the Small Cap Growth Fund is the Russell 2000 Growth Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Dr. Thorne’s incentive bonus is based on the time weighted rates of return for the funds he manages compared to the Russell 2000 Growth Index with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Susan L. Schnaars, CFA, CPA

Other Accounts Managed by Susan L. Schnaars, CFA, CPA	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	3/$235,800,699
Other Pooled Investment Vehicles	—
Other Accounts	11/$231,775,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Maryland Municipal Bond Fund: None.

Dollar value range of shares owned in the Pennsylvania Municipal Bond Fund: None.

Dollar value range of shares owned in the Virginia Municipal Bond Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Ms. Schnaars’ performance is formally evaluated annually and based on a variety of factors. Her bonus is partially determined by the investment performance of the funds she manages relative to the benchmarks for those funds. The benchmark for the Maryland Municipal Bond Fund is the Lipper Other States Intermediate Municipal Funds Average, the benchmark for the Pennsylvania Municipal Bond Fund is the Lipper Other States Intermediate Municipal Funds Average and the benchmark for the Virginia Municipal Bond Fund is the Lipper Virginia Municipal Debt Funds Average. In addition, her bonus is also based on other job responsibilities at MTB Investment Advisors, Inc., such as institutional investment account management and client relationship management, risk control/adherence to process management guidelines, and participation in new business activities such as the attraction of new accounts or the addition of assets to existing accounts. The bonus can be paid in cash and/or stock options in M&T Bank Corporation. Deferred stock options awarded at year-end are based purely on the discretion of M&T Bank senior management.

The performance portion of Ms. Schnaars’ incentive bonus is based on the time weighted rates of return for the funds she manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Wilmer C. Stith III, CFA

Other Accounts Managed by Wilmer C. Stith III, CFA	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	3/$520,508,604
Other Pooled Investment Vehicles	—
Other Accounts	60/$1,707,721

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Intermediate-Term Bond Fund: None.

Dollar value range of shares owned in the Short-Term Corporate Bond Fund: None.

Dollar value range of shares owned in the Income Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Stith’s performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Stith’s investment performance relative to the benchmarks for the funds that he manages.

The performance portion of Mr. Stith’s incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

James M. Hannan

Other Accounts Managed by James M. Hannan	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	2/$270,064,234
Other Pooled Investment Vehicles	—
Other Accounts	25/$2,246,473

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the U.S. Government Bond Fund: None.

Dollar value range of shares owned in the Income Fund: None.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Hannan’s performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Hannan’s investment performance relative to the benchmarks for the funds that he manages. The benchmark for the U.S. Government Bond Fund is the Barclays Capital U.S. Government Bond Index and the Lipper General U.S. Government peer group. The benchmark for the Income Fund is the Barclays Capital U.S. Aggregate Bond Index and the Lipper Corporate A Rated peer group. In addition, as Managing Director of Fixed Income, a component of Mr. Hannan’s incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks.

The performance portion of Mr. Hannan’s incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Robert J. Truesdell

Mr. Truesdell is the Director of Fixed Income for MTBIA. He began managing the fund in January, 2001.

Other Accounts Managed by Robert J. Truesdell	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1/$101,115,530
Other Pooled Investment Vehicles	—
Other Accounts	72/$1,101,985,917

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value of shares owned in the Short Duration Government Fund: $50,001-$100,000.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Truesdell’s performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Truesdell’s investment performance relative to the benchmarks for the fund that he manages. In addition, as the Managing Director of Fixed Income, a component of Mr. Truesdell’s incentive bonus is based on the overall investment performance of the team that reports to him, relative to relevant benchmarks.

The performance portion of Mr. Truesdell’s incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Bradley A. Williams

Other Accounts Managed by Bradley A. Williams	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1/$196,800,897
Other Pooled Investment Vehicles	—
Other Accounts	—

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Growth Fund: $10,001-$50,000.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Williams’ performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Williams’ investment performance relative to the benchmarks for the funds that he manages.

The performance portion of Mr. Williams’ incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Steven R. Crain, CFA

Other Accounts Managed by Steven R. Crain, CFA	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	1/$196,800,897
Other Pooled Investment Vehicles	—
Other Accounts	—

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Small Cap Growth Fund: $10,001-$50,000.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Crain’s performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Crain’s investment performance relative to the benchmarks for the funds that he manages.

The performance portion of Mr. Crain’s incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.

Conflicts of Interest (MTBIA Portfolio Managers)

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

•

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. MTBIA seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, MTBIA has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to many of its clients’ accounts, MTBIA determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, MTBIA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, MTBIA may place separate, non-simultaneous, transactions for a Fund and other accounts, which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

•

The Fund is subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where MTBIA has an incentive, such as a performance-based management fee, which MTBIA may charge in the future to some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

MTBIA has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

NWQ Investment Management Company LLC

Jon D. Bosse, CFA*

Other Accounts Managed by Jon D. Bosse, CFA	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	7/$1,371,852,405	—
Other Pooled Investment Vehicles	11/$1,013,859,454	1/$262,547,942
Other Accounts	24,014/$17,455,713,839	8/$1,837,852,829

Dollar value range of shares owned in the Large Cap Value Fund: None.

Kevin A. Hunter*

Other Accounts Managed by Kevin A. Hunter	Total Number of Other Accounts Managed/ Total Assets		Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies		—	—
Other Pooled Investment Vehicles		1/$27,507,688	—
Other Accounts	74/$	4,102,919,567	1/$48,130,626

Dollar value range of shares owned in the Large Cap Value Fund: None.

*	Mr. Bosse has investment decision-making responsibility for all of NWQ’s Large Cap Value and Special Equity (All-Cap) portfolios, including the equity portion of Large Cap Value Balanced and Special Balanced portfolios. Mr.Bosse also manages NWQ’s Concentrated Value portfolios, and co-manages an Energy Crossover strategy. For the purposes of the account totals above, participants in broker-sponsored managed accounts programs are counted individually.

Accounts listed above for Mr. Hunter encompasses those Large Cap Value institutional accounts managed by Mr. Bosse, but that are administered by Mr. Hunter.

Compensation Structure

NWQ offers a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals. These professionals are rewarded through a combination of cash and long-term incentive compensation as determined by the firm’s executive committee. Total cash compensation (“TCC”) consists of both a base salary and an annual bonus that can be a multiple of the base salary. The firm annually benchmarks TCC to prevailing industry norms with the objective of achieving competitive levels for all contributing professionals.

Available bonus pool compensation is primarily a function of the firm’s overall annual profitability. Individual bonuses are based primarily on the following:

•	Overall performance of client portfolios
•	Objective review of stock recommendations and the quality of primary research
•	Subjective review of the professional’s contributions to portfolio strategy, teamwork, collaboration and work ethic

To further strengthen our incentive compensation package and to create an even stronger alignment to the long-term success of the firm, NWQ has made available to most investment professionals equity participation opportunities, the values of which are determined by the increase in profitability of NWQ over time. These equity interests vest over time, with vested portions retained and unvested portions forfeited upon departure. The firm maintains the right to repurchase the vested interest at fair market value.

Finally, some of our investment professionals have received additional remuneration as consideration for signing employment agreements. These agreements range from retention agreements to long-term employment contracts with significant non-solicitation and, in some cases, non-compete clauses.

Conflicts of Interest (NWQ)

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts, which are not intended to be an exhaustive list:

•

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NWQ seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NWQ has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to many of its clients’ accounts, NWQ determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NWQ may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, NWQ may place separate, non-simultaneous, transactions for certain accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of other accounts.

•

Some clients are subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Fund may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where NWQ has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

NWQ has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

LSV Asset Management

Josef Lakonishok

Other Accounts Managed by Josef Lakonishok	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	29/$9,649,110,462	—
Other Pooled Investment Vehicles	41/$9,443,704,790	—
Other Accounts	445/$49,924,749,425	28/$6,236,545,749

Dollar value range of shares owned in the International Equity Fund: None.

Menno Vermeulen, CFA

Other Accounts Managed by Menno Vermeulen, CFA	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	29/$9,649,110,462	—
Other Pooled Investment Vehicles	41/$9,443,704,790	—
Other Accounts	445/$49,924,749,425	28/$6,236,545,749

Dollar value range of shares owned in the International Equity Fund: None.

Puneet Mansharamani, CFA

Other Accounts Managed by Puneet Mansharamani, CFA	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	29/$9,649,110,462	—
Other Pooled Investment Vehicles	41/$9,443,704,790	—
Other Accounts	445/$49,924,749,425	28/$6,236,545,749

Dollar value range of shares owned in the International Equity Fund: None.

Compensation Structure (LSV)

The portfolio managers’ compensation consists of a salary and a discretionary bonus. The base salary is based on the job description, and the overall qualifications, experience and tenure at LSV, of the individual. Each of the portfolio managers is a partner of LSV and thereby receives a portion of the overall profit of the firm as part of his ownership interests.

The bonus is based upon the profitability of the firm and individual performance. Individual performance is subjective and may be based on a number of factors, such as the individual’s leadership and contribution to the strategic planning and development of the investment group.

Conflicts of Interest (LSV)

The same team of portfolio managers is responsible for the day-to-day management of all of LSV’s accounts. A potential conflict of interest could arise in relation to accounts with a performance-based fee relative to other accounts in the same strategy without a performance-based fee, and accounts in which employees may be invested. LSV has policies and procedures to monitor for this potential conflict designed to ensure that investment opportunities are fairly allocated to all clients.

Investment decisions are made by LSV’s quantitative process separately for each portfolio based upon its current holdings, investment parameters and the portfolio’s expected return as calculated by LSV’s quantitative system. Product rebalancing takes place by product and is carried out serially for each portfolio (including separately managed accounts, unregistered funds and investment companies) invested in that product, generally beginning with the portfolio with the lowest expected return. Therefore, those portfolios which need the highest level of expected return improvement generally have first access to the widest set of investment opportunities. However, because LSV does not view an individual stock as important by itself, the concept of a limited investment opportunity is not applicable to LSV’s investment approach.

LSV may be in the position of buying or selling the same security for a number of its clients at roughly the same time. Because of market fluctuations, the prices obtained on such transactions within a single day may vary substantially. In order to more equitably allocate the effects of such market fluctuations, for certain transactions, LSV may use an “averaging” procedure. Under this procedure, purchases or sales of a particular security for a client’s account will at times be combined with purchases or sales of the same security for other clients on the same day. For aggregated trades that are partially filled, shares will be allocated pro-rata among participating accounts that day, based upon their pro-rata share of the order. All allocations are subject to change as a result of either cash considerations or the use of round lots.

There are no material conflicts created by the Portfolio Manager’s compensation structure. LSV does not utilize soft dollars.

Hansberger Global Investors, Inc. (HGI)

Thomas R. H. Tibbles, CFA

Other Accounts Managed by Thomas R. H. Tibbles, CFA	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	5/$1,356,350,552	—
Other Pooled Investment Vehicles	8/$2,218,972,223	—
Other Accounts	32/$2,439,452,896	1/$248,650,241

Dollar value range of shares owned in the International Equity Fund: None.

Barry A. Lockhart, CFA

Other Accounts Managed by Barry A. Lockhart, CFA	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	5/$1,356,350,552	—
Other Pooled Investment Vehicles	8/$2,218,972,223	—
Other Accounts*	29/$2,440,447,030	1/$248,650,241

*	Certain information is as of March 31, 2011.

Dollar value range of shares owned in the International Equity Fund: None.

Trevor Graham, CFA

Other Accounts Managed by Trevor Graham, CFA	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	5/$1,356,350,552	—
Other Pooled Investment Vehicles	8/$2,218,972,223	—
Other Accounts*	33/$2,439,655,932	1/$248,650,241

*	Certain information is as of March 31, 2011.

Dollar value range of shares owned in the International Equity Fund: None.

Patrick Tan

Other Accounts Managed by Patrick Tan	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	5/$1,356,350,552	—
Other Pooled Investment Vehicles	8/$2,218,972,223	—
Other Accounts*	28/$2,439,483,024	1/$248,650,241

*	Certain information is as of March 31, 2011.

Dollar value range of shares owned in the International Equity Fund: None.

Compensation (HGI)

HGI’s compensation practices are designed to maintain a competitive compensation structure to attract, retain and motivate investment professionals of the highest caliber. HGI seeks to reward performance in a manner which aligns the interests of its investment professionals with those of the company and its clients. To accomplish these ends, portfolio managers are compensated by a combination of base salary and participation in HGI’s incentive bonus program. Senior investment professionals also may participate in a deferred bonus program that is intended to encourage long-term retention of investment professionals. A portfolio manager’s base salary is a fixed amount that may change as a result of an annual review, assumption of new duties or based on a market adjustment.

HGI portfolio managers also have the opportunity to participate in a bonus pool linked to the direct profits of their respective investment teams. A portfolio manager’s allocation in the pool is determined through a subjective process that evaluates numerous qualitative and quantitative factors, including, but not limited to, pre-tax performance of the Fund and other accounts managed by the portfolio manager relative to the account’s benchmark, given the account’s objectives, investment policies and restrictions and market environment over the preceding calendar year. This performance factor is not based on the value of the assets held in any single client portfolio. Additional factors include the portfolio manager’s contributions to the investment management functions within HGI, contributions to the development of other investment professionals and supporting staff, and overall contributions to client development and service and strategic planning for the firm. The target bonus is expressed as a percentage of the total bonus pool and that can vary (higher or lower) based on an evaluation of the above-mentioned factors.

Finally, many senior portfolio managers have an additional opportunity to participate in an annual bonus linked to the overall profitability of HGI. All or a portion of payments from this pool may be deferred for a specified period of time and invested in different funds, including HGI-managed products. This plan is designed to retain qualified investment professionals and further align their interests with those of our firm and clients. Participation in this bonus program is discretionary, and is determined annually by the Compensation Committee of the Board of Directors of HGI’s parent company.

Conflicts of Interest (HGI)

Potential conflicts of interest may arise from a portfolio manager’s or the firm’s management of other clients. Such conflicts could arise based on differing fee arrangements with other clients. Differing fee arrangements could cause an incentive to favor one client over another in the allocation of investment opportunities, particularly if one client has a performance fee that could be significantly higher (or lower) than a straight base fee. Also, conflicts could arise for a portfolio manager to favor one client over another depending how a portfolio manager is compensated. Finally, material conflicts could arise from the portfolio manager’s knowledge of the size, timing and possible market impact of Fund trades, whereby a portfolio manager could try to use this information to the advantage of other accounts or personally in his or her personal securities transaction. Conflicts of interest also may arise through the use of “soft dollar arrangements,” which are discussed in the section “Research Services.”

HGI has implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing accounts for multiple clients. HGI also monitors for compliance with account guidelines and allocation of IPOs. HGI also has implemented and monitors compliance with our Code of Ethics that is designed to prevent employees from trading to the detriment of our clients. Finally, HGI periodically monitors investment returns of client accounts within the same style or approach, including dispersion of client account returns, to ensure that material dispersions are based upon something other than preferential treatment being accorded to other accounts in the same style or approach (such as investment policies or restrictions or cash inflows or outflows).

Baring International Investment Limited (Barings)

David Bertocchi, CFA

Other Accounts Managed by David Bertocchi, CFA	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	6/$818,424,604	—
Other Pooled Investment Vehicles	3/$1,127,862,091	—
Other Accounts	16/$1,626,280,810	1/$611,989,104

Dollar value range of shares owned in the International Equity Fund: None.

Jonathan Greenhill, CFA

Other Accounts Managed by Jonathan Greenhill, CFA	Total Number of Other Accounts Managed/ Total Assets	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	—	—
Other Pooled Investment Vehicles	1/$150,484,492	—
Other Accounts	1/$147,294,500	—

Dollar value range of shares owned in the International Equity Fund: None.

Compensation (Barings)

Barings offers a highly competitive compensation package, which is focused on rewarding the people who create the greatest value. It consists of three key components:

1.	A competitive base salary

2.	An annual bonus

For investment professionals, at least 2/3 of the bonus is based on investment performance, via an analytical system which tracks the one and three-year performance of our investment professionals. The remainder is a subjective assessment of the individual’s sharing of investment insights firm-wide and their efforts in client service. The benefits of this approach are the transparency and accountability that it brings.

3.	An equity-based long-term incentive award

Approximately 100 key employees, including members of the investment staff, participate. Each year approximately 40% of bonuses are invested directly in phantom equity in Barings with a 2.5 year vesting period. These shares are valued quarterly based on a formula linked to firm revenues, profits, and assets under management. Equity ownership in Barings is designed to promote a partnership culture within the organization.

Conflicts (Barings)

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that seek to purchase or dispose of the same securities. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. Barings has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within Barings are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, Barings utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, the Advisor, the Sub-advisors and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in each Fund’s portfolio. The Board has also approved the Advisor’s policies and procedures for voting the proxies, which are set forth in their entirety below.

MTB INVESTMENT ADVISORS, INC. PROXY VOTING POLICY

INTRODUCTION

MTBIA acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients’ accounts. In order to ensure that shares are voted in all appropriate circumstances, the Advisor will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract. To ensure that shares are voted in a consistent manner and in the best interest of its clients, the Advisor has adopted this Proxy Voting Policy.

GENERAL STANDARDS AND APPROACH

Each year, the Advisor receives hundreds of proxy solicitations with respect to voting securities held in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote “for” or “against” a proposal often depends upon the context, the effects that adoption could have on the company’s business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.

Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, the Advisor has engaged a third party, Institutional Shareholder Services, Inc. (“ISS”), to perform the function of analyzing and providing recommendations on voting proxies.

ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. The Advisor has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of the Advisor. Accordingly, the Advisor will generally follow the ISS recommendations in voting proxies. Summaries of the ISS proxy voting policies and considerations are available at the ISS website at http://www.riskmetrics.com/sitemap.html.

In general, the Advisor believes that it is in the best interests of its clients to vote its clients’ shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that the Advisor believes will result in financial rewards for its clients.

The Advisor reserves the right to override any ISS-recommended voting policy when it believes that a vote contrary to a policy would be in the best interest of the Advisor’s clients. Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the Advisor’s Board of Directors, or that Committee’s designee. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.

The Advisor believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of the Advisor’s clients.

CONFLICTS OF INTEREST

The Advisor may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to the Advisor as result of business conducted by ISS. The Trade Management Oversight Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to the Advisor.

Whenever a portfolio manager determines that it is in a client’s best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.

For purposes of identifying conflicts under this policy, the Trade Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of the Advisor, and other information actually known by a member of the Trade Management Oversight Committee.

In the event that the Trade Management Oversight Committee determines that the Advisor has a material conflict of interest with respect to a proxy proposal, then the Advisor shall either:

1. Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee’s designee;

OR

2. Prior to voting on the proposal, either:

(i) Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or

(ii) Fully disclose the nature of the conflict to the client(s), and obtain the client’s consent as to how the Advisor will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

The Advisor may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee’s designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where the Advisor determines that refraining from voting a proxy is in the client’s best interest and the existence of a material conflict of interest shall not affect such a determination.

The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by the Advisor as well as the basis for any determination that the Advisor does not have a material conflict of interest in respect of a particular matter.

APPOINTMENT OF SUB-ADVISORS

From time to time the Advisor may recommend that a client appoint a Sub-advisor with respect to a particular investment mandate. By recommending the Sub-advisor to manage the client’s investments, the Advisor is also recommending that the client approve the Sub-advisor’s policies and procedures with respect to proxy voting. Among other things, the Advisor will require that a Sub-advisor’s policies and procedures are designed to ensure that proxies are voted in what the Sub-advisor believes to be the best interests of clients, and that conflicts are disclosed, documented, and otherwise addressed in an appropriate manner. In considering a Sub-advisor to recommend, the Advisor will seek assurance that the Sub-advisor will generally vote proxies in a manner that is consistent with MTBIA’s policy (i.e., in accordance with ISS recommendations, unless otherwise specified by MTBIA). The Sub-advisor will provide the Advisor with information on securities voted by the Sub-advisor promptly after the vote occurs. If a Sub-advisor proposes to cast a vote that is not consistent with MTBIA’s policy, the Sub-advisor must notify the Advisor prior to casting the vote, so that the Advisor can seek to avoid conflicting votes among accounts that it manages. The Sub-advisor must also document the rationale for any such inconsistent vote.

PROXY VOTING REPORT

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available without charge on the SEC website at www.sec.gov and through the Trust’s website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link.

PORTFOLIO HOLDINGS INFORMATION

To address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates concerning the release of portfolio holdings information, MTBIA and the Funds have adopted policies and procedures regarding the disclosure and release of portfolio holdings information. The Board has approved the policies and procedures.

The Funds’ and the Advisor’s overall policy with respect to the release of portfolio holdings information is to release it consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Funds will not make available to anyone non-public information with respect to their portfolio holdings until such time as the information is made available to all shareholders or the general public.

Each Fund discloses its complete portfolio holdings information to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Fund’s fiscal year and on Form N-CSR on the second and fourth quarter ends of the Fund’s fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC’s electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

The release of Portfolio Holdings Information with respect to the Funds to selected third parties in advance of its release to all Fund shareholders or the general public is permissible only if there is a legitimate business purpose for that release, doing so is in the best interests of a Fund’s shareholders, the recipient of the Portfolio Holdings Information is subject to a duty of confidentiality pursuant to a signed agreement (including a duty not to trade on the information), and the release of the information would not otherwise violate the antifraud provisions of the federal securities laws or the Fund’s or MTBIA’s fiduciary duties. The existence of a legitimate business purpose for the release of Portfolio Holdings Information is recognized in the case of: certain eligible third parties, as described below and listed in the Appendix to this SAI; broker-dealers that may effect transactions for a Fund, subject to duties not to trade and of confidentiality; shareholders in the process of a redemption request in-kind, if such request is deemed in the best interests of the Fund and other shareholders; and the issuer of securities regarding the number or percentage of its shares that are owned by the Fund. Eligible third parties may not be required to execute a confidentiality agreement insofar as they are otherwise subject to duties of confidentiality and duties not to trade on the nonpublic information received.

Persons that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings on an ongoing basis in connection with the services that they provide to the Funds (they are included on the list in the Appendix to this SAI). Persons that are approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

In other cases, the determination of whether a Fund has a legitimate business purpose for releasing Portfolio Holdings Information selectively in advance of its public release shall be made by the Fund’s CCO following a request submitted in writing.

The attraction of additional assets to a Fund will not in and of itself be deemed to be a legitimate business purpose. No consideration may be received by a Fund, the Advisor, a Sub-Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information.

The Funds’ CCO conducts periodic reviews of compliance with the procedures and provides annually a report to the Board regarding the operation of the procedures and any material changes recommended as a result of such review. The CCO also reports annually to the Board on exceptions that are granted as described above along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

For purposes of the Funds’ policies and procedures, “portfolio holdings information” does not include aggregate, composite or descriptive information relating to a Fund’s portfolio holdings that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund (“Analytical Information”), or information about the Fund’s derivative positions. Analytical Information generally includes, without limitation: (1) descriptions of allocations among asset classes, industries/sectors, regions, and countries (e.g., percentages of foreign securities holdings); (2) aggregated data such as average or median ratios, market capitalization, credit quality, duration, sharpe ratio, beta, and standard deviation; (3) performance attributions by industry, sector or country; and (4) aggregated risk statistics. In addition, other information may also be deemed to be Analytical Information if, in the reasonable belief of the Funds’ CCO (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for a Fund. Such information, if made available to anyone, will be made available to any person upon request, but may or may not be posted on the Funds’ website.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds’ Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Advisor to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

MTBIA is responsible for decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of the Funds, and implementing these decisions including, where applicable, the negotiation of commissions and the allocation of portfolio brokerage. MTBIA considers a number of factors when determining whether to use a brokerage firm, including: (i) the reputation and perceived soundness of the firm; (ii) whether the firm provides comprehensive coverage of the particular investment market; (iii) whether the firm is sufficiently knowledgeable about the market and about the security being traded so that speedy and accurate execution will be achieved; (iv) whether the securities prices offered by the firm represent fair market value and the commission charged is reasonable; (v) the firm’s ability to execute block trades; (vi) the firm’s standard of research coverage; and (vii) the firm’s standard of back-office and settlement arrangements.

In selecting the broker for a particular equity trade, when more than one firm is believed to meet MTBIA’s criteria, preference may be given to a broker-dealer that provides brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934), so long as MTBIA believes that the amount of commission charged by such broker-dealer for effecting the transaction is reasonable in relation to the value of the brokerage and research services provided. MTBIA will endeavor to be aware of the current level of charges of eligible broker-dealers and to minimize the expense incurred for effecting transactions to the extent consistent with the interests and policies of accounts. MTBIA has no obligation to seek the lowest commission rate for any particular transaction, or to select a broker-dealer on the basis of its purported or “posted” commission rate.

With regard to fixed income trading, transactions are typically effected in an over-the-counter-market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed income securities, particularly non-investment grade and municipal securities, may have only one primary market maker. MTBIA seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest available price with respect to a security.

On April 30, 2011, the following Funds owned securities of the following regular broker/dealers

Income Fund	Morgan Stanley & Co - $4,619,231	Bank of New York - $1,554,384	Raymond James & Associates Inc - $1,025,068
Intermediate-Term Bond Fund	Morgan Stanley & Co - $1,080,633	Raymond James & Associates Inc - $1,025,068	RBC Capital Markets LLC - $2,000,000
International Equity Fund	Barclays Bank Plc - $348,938	Barclay Capital Inc - $1,400,000
Large Cap Value Fund	RBC Capital Markets LLC - $1,500,000
Mid Cap Growth Fund	Raymond James & Associates Inc - $4,755,000	Barclays Bank Plc - $4,500,000	RBC Capital Markets LLC - $4,000,000
Short-Term Corporate Bond Fund	Morgan Stanley & Co - $5,234,999	Raymond James & Associates Inc - $1,537,602	Barclays Bank Plc - $2,000,000	RBC Capital Markets LLC - $1,500,000
Small Cap Growth Fund	Barclays Bank Plc - $1,500,000	RBC Capital Markets LLC - $1,500,000
Strategic Allocation Fund	Morgan Stanley & Co - $112,063
U.S. Government Bond Fund	Barclays Bank Plc - $2,000,000
U.S. Government Money Market	Barclays Bank Plc - $274,000,000
U.S. Treasury Money Market Fund	Barclays Bank Plc - $207,000,000
Money Market Fund	Barclays Bank Plc - $103,000,000
Prime Money Market	Barclays Bank Plc - $54,000,000

RESEARCH SERVICES

Subject to future regulatory changes of the SEC, research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Advisor or by affiliates of the Sub-advisors in advising other accounts. To the extent that receipt of these services may replace services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Advisor and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Persons acting on the Funds’ behalf are authorized to pay a broker a higher brokerage commission than another broker might have charged for the same transaction in recognition of the value of brokerage or research services provided by the broker.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

BNYM and MTBIA, serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds.

Fees payable to BNYM for such services are based on assets and volume of transactions.

Fees Payable to MTBIA:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

ALPS Fund Services, Inc., a registered transfer agent, serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Funds for these transfer agency services.

CUSTODIAN, FUND ACCOUNTANT AND CO-ADMINISTRATOR

BNYM is the Custodian and Fund Accountant for the Trust. BNYM as Custodian is responsible for safeguarding and controlling the Funds’ cash and securities, handling the delivery of securities and collecting interest and dividends on the Funds’ investments. BNYM provides fund accounting and administration services to the Funds for the following annual fee, based on the Funds’ average monthly net assets:

Annual Fee, Billed And Payable Monthly	Average Monthly Net Assets of the MTB Group of Funds
0.0285%	on the first $500 million
0.0280%	on the next $500 million
0.0275%	on assets in excess of $1 billion

During the fiscal years ended April 30, 2009, 2010 and 2011, the Funds paid BNY the following amounts for fund accounting, administration services and custodial fees: $2,948,474; $3,031,281; and $2,970,516.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Funds, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds’ financial statements and financial highlights are free of material misstatement. Ernst & Young LLP is responsible for auditing the financial statements of the Funds.

FEES PAID BY THE FUNDS FOR SERVICES

	Advisory Fee Paid/ Advisory Fee Waived			Brokerage Commissions Paid			Administrative Fee Paid/ Administrative Fee Waived
	For the fiscal year ended April 30,			For the fiscal year ended April 30,			For the fiscal year ended April 30,
Funds	2011	2010	2009	2011	2010	2009	2011	2010	2009
International Equity Fund	$2,115,931	$1,932,583	$1,971,275	$205,973	$218,133	$387,897	$60,608	$53,415	$48,248
	$3,464	$511	$6,348				—	—	—
Small Cap Growth Fund	$1,424,716	$1,237,837	$1,241,603	$3,225,694	$4,783,373	$4,831,041	$48,000	$40,261	$35,767
	$49,958	$182,144	$136,920				—	—	—
Mid Cap Growth Fund	$1,661,252	$1,258,564	$550,478	$199,759	$305,472	$256,690	$55,963	$40,956	$15,925
	$434,787	$404,876	$188,131				—	—	—
Large Cap Growth Fund	$1,108,659	$1,164,620	$521,733	$267,456	$396,651	$288,895	$37,362	$37,884	$15,104
	$156,687	$172,311	$46,046				—	—	—
Large Cap Value Fund	$1,131,552	$1,003,538	$872,163	$93,369	$83,378	$98,014	$46,302	$39,628	$30,519
	$9,105	$40,732	$22,155				—	—	—

	Advisory Fee Paid/ Advisory Fee Waived						Brokerage Commissions Paid			Administrative Fee Paid/ Administrative Fee Waived
	For the fiscal year ended April 30						For the fiscal year ended April 30			For the fiscal year ended April 30
Funds	2011		2010		2009		2011	2010	2009	2011	2010	2009
Strategic Allocation Fund	$ $	437,110 400,621	$ $	93,026 90,600	$ $	107,455 118,939	$9,391	—	—	$19,937 —	$10,275 —	$10,523 —
Intermediate-Term Bond Fund	$ $	876,731 330,599	$ $	909,104 339,318	$ $	1,089,024 325,996	—	—	—	$35,904 —	$35,856 —	$38,108 —
Income Fund	$ $	1,238,549 239,582	$ $	1,159,669 228,911	$ $	602,507 170,060	—	—	—	$59,171 —	$53,441 —	$24,670 —
Short-Term Corporate Bond Fund	$ $	991,916 471,864	$ $	629,485 232,845	$ $	344,029 123,844	—	—	—	$40,559 —	$24,906 —	$12,056 —
Maryland Municipal Bond Fund	$ $	857,991 261,508	$ $	863,771 232,085	$ $	855,756 216,126	—	—	—	$35,136 —	$34,076 —	$29,968 —
Pennsylvania Municipal Bond Fund	$ $	734,422 204,775	$ $	767,883 57,849	$ $	810,039 22,365	—	—	—	$30,070 —	$30,281 —	$28,364 —
New York Municipal Bond Fund	$ $	749,533 327,180	$ $	706,670 261,762	$ $	684,743 242,887	—	—	—	$30,691 —	$27,899 —	$23,976 —
Virginia Municipal Bond Fund	$ $	149,087 124,544	$ $	142,738 136,325	$ $	126,109 135,256	—	—	—	$6,104 —	$5,632 —	$4,419 —
U.S. Government Bond Fund	$ $	440,785 169,667	$ $	506,550 126,254	$ $	753,913 77,156	—	—	—	$18,051 —	$19,958 —	$26,375 —
Short Duration Government Bond Fund	$ $	618,701 210,872	$ $	501,747 176,950	$ $	879,513 135,492	—	—	—	$29,542 —	$23,110 —	$35,879 —
Money Market Fund	$ $	6,422,275 3,986,871	$ $	7,534,069 4,967,827	$ $	11,102,208 1,752,154	—	—	—	$460,096 —	$519,447 —	$679,796 —
Tax-Free Money Market Fund	$ $	515,295 249,362	$ $	757,902 238,309	$ $	700,717 205,727	—	—	—	$36,939 —	$52,191 —	$43,042 —
U.S. Government Money Market Fund	$ $	8,501,419 4,923,950	$ $	10,246,348 5,142,215	$ $	14,609,307 170,226	—	—	—	$608,908 —	$705,803 —	$894,918 —
U.S. Treasury Money Market Fund	$ $	4,267,461 3,440,704	$ $	4,165,717 2,767,186	$ $	5,809,828 408,012	—	—	—	$305,322 —	$286,859 —	$355,552 —
Pennsylvania Money Market Fund	$ $	128,188 161,630	$ $	193,275 147,267	$ $	277,219 38,743	—	—	—	$9,189 —	$13,334 —	$16,973 —
New York Tax-Free Money Market Fund	$ $	446,242 262,657	$ $	621,318 123,648	$ $	730,324 64,805	—	—	—	$31,968 —	$42,738 —	$44,806 —
Prime Money Market Fund	$ $	1,565,215 1,083,645	$ $	1,798,991 1,272,095	$ $	1,968,915 811,742	—	—	—	$112,151 —	$124,002 —	$120,719 —

12b-1 and Shareholder Services Fees

	For the fiscal year ended April 30, 2011
	Shareholder Services Fees		12b-1 Fees
Fund	Class A	Class C	Class A	Class C
International Equity Fund	$17,570	—	$17,570	—

Small Cap Growth Fund	$99,513	$735	$99,514	$2,205

Mid Cap Growth Fund	$107,871	—	$107,871	—

Large Cap Growth Fund	$49,592	—	$49,592	—

Large Cap Value Fund	$15,573	—	$15,573	—

Strategic Allocation Fund	$124,198	—	$124,198	—

Intermediate Term Bond Fund	$16,472	$2,209	$16,472	$8,835

Income Fund	$15,280	—	$15,280	—

	For the fiscal year ended April 30, 2011
	Shareholder Services Fees		12b-1 Fees
Fund	Class A	Class C	Class A	Class C
Short-Term Corporate Bond Fund	$17,178	$732	$17,178	$2,926

Maryland Municipal Bond Fund	$96,650	—	$96,650	—

Pennsylvania Municipal Bond Fund	$18,030	—	$18,030	—

New York Municipal Bond Fund	$96,046	—	$96,046	—

Virginia Municipal Bond Fund	$53,245	—	$53,245	—

U.S Government Bond Fund	$15,793	—	$15,793	—

Short Duration Government Bond Fund	$35,505	$2,270	$35,505	$9,081

Money Market Fund	$1,022,485	—	—	—

Tax-Free Money Market Fund	$41,602	—	$41,602	—

U.S. Government Money Market Fund	$85,015	—	$85,015	—

U.S. Treasury Money Market Fund	$215,607	—	—	—

Pennsylvania Tax-Free Money Market Fund	$12,219	—	$12,219	—

New York Tax-Free Money Market Fund	$149,612	—	—	—

	For the fiscal year ended April 30, 2011
	Shareholder Services Fees				12B-1 Fees
	Class S Shares	Class A2 Shares	Class I	Class I2	Class S Shares	Class A2 Shares	Class I	Class I2
International Equity Fund	—	—	$510,469	—	—	—	—	—

Small Cap Growth Fund	—	—	$315,828	—	—	—	—	—

Mid Cap Growth Fund	—	—	$376,968	—	—	—	—	—

Large Cap Growth Fund	—	—	$273,637	—	—	—	—	—

Large Cap Value Fund	—	—	$386,983	—	—	—	—	—

Strategic Allocation Fund	—	—	$6,680	—	—	—	—	—

Intermediate Term Bond Fund	—	—	$293,834	—	—	—	—	—

Income Fund	—	—	$499,618	—	—	—	—	—

Short-Term Corporate Bond Fund	—	—	$335,956	—	—	—	—	—

	For the fiscal year ended April 30, 2011
	Shareholder Services Fees				12B-1 Fees
	Class S Shares	Class A2 Shares	Class I	Class I2	Class S Shares	Class A2 Shares	Class I	Class I2

Maryland Municipal Bond Fund	—	—	$208,433	—	—	—	—	—

Pennsylvania Municipal Bond Fund	—	—	$242,885	—	—	—	—	—

New York Municipal Bond Fund	—	—	$169,874	—	—	—	—	—

Virginia Municipal Bond Fund	—	—	—	—	—	—	—	—

U.S Government Bond Fund	—	—	$141,134	—	—	—	—	—

Short Duration Government Bond Fund	—	—	$219,486	—	—	—	—	—

Money Market Fund	$28,434	$562,085	$1,384,215	—	$28,434	$562,085	—	$1,016,253

Tax-Free Money Market Fund	—	—	$189,800	—	—	—	—	$90,658

U.S. Government Money Market Fund	—	—	$1,131,043	—	—	—	—	$4,097,329

U.S. Treasury Money Market Fund	$30,759	—	$551,150	—	$30,759	—	—	$1,869,647

Pennsylvania Tax-Free Money Market Fund	—	—	$42,628	—	—	—	—	$25,270

New York Tax-Free Money Market Fund	—	—	$129,323	—	—	—	—	—

	For the fiscal year ended April 30, 2011
	Shareholder Services Fees				12B-1 Fees
	Corporate Shares				Corporate Shares
Prime Money Market Fund	$978,259	—	—	—	$978,259	—	—	—

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC’s standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund’s or any class of Shares’ expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares of the Strategic Allocation Fund is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Money Market Funds is based upon the seven days ending on the day of the calculation, called the “base period.” This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account’s value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares of Maryland Municipal Bond Fund, New York Tax-Free Money Market Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and the Virginia Municipal Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended April 30, 2011 are incorporated by reference to the Annual Reports to Shareholders of the MTB Group of Funds dated April 30, 2011.

INVESTMENT RATINGS

STANDARD AND POOR’S (“S&P”)

Long-Term Debt Rating Definitions

AAA—Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA—Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A—Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB—Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB—Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B—Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC—Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC—The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C—The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper (“CP”) Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1—This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2—Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings

A S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1—Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2—Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (“VRDNs”) and Tender Option Bonds (“TOBs”) Ratings

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

MOODY’S INVESTORS SERVICE, INC. (“Moodys”)

Long-Term Bond Rating Definitions

Aaa—Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa—Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A—Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa—Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper Ratings

P-1—Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2—Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings

Moody’s short-term ratings are designated Moody’s Investment Grade (“MIG” or “VMIG”). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1—This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2—This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (“VRDNs”) And Tender Option Bonds (“TOBs”) Ratings

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

FITCH RATINGS (“Fitch”)

Long-Term Debt Rating Definitions

AAA—Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA—Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A—Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB—Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB—Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B—Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC—Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC—Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C—Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions

F-1+—Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1—Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2—Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial Paper Rating Definitions

FITCH-1—(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2—(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

LONG-TERM DEBT RATINGS

NR—Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody’s with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)—The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody’s.

NR(2)—The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody’s.

NR(3)—The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody’s.

Other Considerations

Among the factors considered by Moody’s in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer’s products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer’s industry, (iii) the issuer’s relative strength and position within the industry and (iv) the reliability and quality of management.

CLASS A SHARES, CLASS C SHARES AND CLASS I SHARES

MTB Short Duration Government Bond Fund+

MTB Short-Term Corporate Bond Fund+

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Virginia Municipal Bond Fund*

MTB Intermediate-Term Bond Fund+

MTB Income Fund

MTB Strategic Allocation Fund

MTB Large Cap Value Fund

MTB Large Cap Growth Fund

MTB Mid Cap Growth Fund

MTB Small Cap Growth Fund+

MTB International Equity Fund

CLASS A SHARES, CLASS I SHARES AND CLASS I2 SHARES

MTB New York Tax-Free Money Market Fund**

MTB Pennsylvania Tax-Free Money Market Fund

MTB Tax-Free Money Market Fund

MTB U.S. Government Money Market Fund

CLASS A SHARES, CLASS S SHARES, CLASS I SHARES AND CLASS I2 SHARES

MTB U.S. Treasury Money Market Fund

CLASS A SHARES, CLASS A2 SHARES, CLASS S SHARES, CLASS I SHARES AND CLASS I2 SHARES

MTB Money Market Fund

CORPORATE SHARES

MTB Prime Money Market Fund

*	Offer Class A Shares only
+	Only MTB Small Cap Growth, Short Duration Government Bond, Short-Term Corporate Bond and Intermediate-Term Bond Funds offer Class C Shares
**	Offer Class A Shares and Class I Shares only

ADDRESSES

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Investment Advisor and Co-Administrator

MTB Investment Advisors, Inc.

100 East Pratt Street

17th Floor

Baltimore, MD 21202

Sub-advisors to MTB International Equity Fund

LSV Asset Management

155 North Wacker Drive

Suite 4600

Chicago, IL 60606

Hansberger Global Investors, Inc.

401 East Las Olas Boulevard, Suite 1700

Fort Lauderdale, FL 33301

Baring International Investment Limited

155 Bishopsgate

London

EC2M 3XY

United Kingdom

Sub-advisor to MTB Large Cap Value Fund

NWQ Investment Management Company LLC

2049 Century Park East

16th Floor

Los Angeles, CA 90067

Co-Administrator, Accountant and Custodian

BNY Mellon

101 Barclay Street

New York, NY 10286

Transfer Agent and Dividend Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, PA 19103

APPENDIX

The following is a list of persons other than the Advisor, the Sub-advisors and their respective affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CO-ADMINISTRATOR, CUSTODIAN AND FUND ACCOUNTANT

BNY Mellon

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

LEGAL COUNSEL

Stradley Ronon LLP

PERFORMANCE REPORTING/PUBLICATIONS

Lipper

Standard & Poor’s

Moody’s Investors Service

ICRA Online LTD

FINANCIAL PRINTERS

RR Donnelley

TRANSFER AGENT

ALPS Fund Services, Inc.

OTHER

TechOne Media

PROXY VOTING SERVICES

RiskMetrics Group

PART C OTHER INFORMATION.

Item 28.	Exhibits

(a)(i)	Conformed copy of Amended and Restated Agreement and Declaration of Trust of MTB Group of Funds, dated August 8, 2000, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(a)(ii)	Amendment to Declaration of Trust of MTB Group of Funds, dated August 8, 2000, incorporated by reference to Registrant’s Posts-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(a)(iii)	Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(b)(i)	Copy of Amended and Restated By-Laws of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(b)(ii)	Copy of Amendment #1 to the Amended and Restated By-Laws of MTB Group of Funds, dated June 24, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(b)(iii)	Copy of Amendment #2 to the Amended and Restated By-Laws of MTB Group of Funds, dated September 15, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(b)(iv)	Copy of Amendment #3 to the Amended and Restated By-Laws of MTB Group of Funds, dated December 7, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(c)(i)	Copy of Specimen Certificate for Shares of Capital Stock of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed September 3, l993.

(c)(ii)	Copy of Specimen Certificate for Shares of Capital Stock of the Vision Capital Appreciation Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 24 on Form N-1A filed December 20, 1996.

(d)(i)	Conformed copy of Investment Advisory Agreement of the Registrant (27 funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(d)(ii)	Conformed copy of Investment Advisory Agreement of the Registrant (2 money market funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(d)(iii)	Conformed copy of Investment Advisory Agreement of the Registrant (5 funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(d)(iv)	Conformed copy of Sub-Advisory Agreement for MTB Large Cap Value Fund (NWQ Investment Management Company, LLC), dated December 8, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 62 on Form N-1A filed February 11, 2005.

(d)(v)	Conformed copy of Investment Advisory Contract Letter Agreement, dated February 15, 2005 (Variable Annuity Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(d)(vi)	Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (27 funds), dated April 29, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(d)(vii)	Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (2 money market funds), dated April 1, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(d)(viii)	Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (2 money market funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(d)(ix)	Conformed copy of Schedule A to the Investment Advisory Agreement of the Registrant (27 funds), dated January 11, 2006, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(d)(x)	Conformed copy of Investment Advisory Contract Letter Agreement, dated January 6, 2006 (Maryland and Virginia Municipal Bond Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 68 on Form N-1A filed April 28, 2006.

(d)(xi)	Conformed copy of Investment Advisory Contract Letter Agreement, dated March 30, 2007 (Variable Annuity Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(d)(xii)	Conformed copy of Subadvisory Agreement for International Equity Fund (LSV Asset Management), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(d)(xiii)	Conformed copy of Subadvisory Agreement for International Equity Fund (Hansberger Global Investors, Inc.), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(d)(xiv)	Conformed copy of Sub-Advisory Agreement for Large Cap Value Fund (NWQ Investment Management Company, LLC) dated July 28, 2005, incorporated by reference to the Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(d)(xv)	Conformed copy of Amendment to Subadvisory Contract among MTB Group of Funds, MTB Investment Advisors, Inc. and LSV Asset Management, dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 71 on Form N-1A filed March 1, 2007.

(d)(xvi)	Conformed copy of Subadvisory Agreement for International Equity Fund (Hansberger Global Investors, Inc.) dated February 28, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 72 on Form N-1A filed April 26, 2007.

(d)(xvii)	Subadvisory Agreement for International Equity Fund (Baring International Investment, Limited), dated December 1, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(e)	Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated October 1, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(f)	Not applicable.

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(g)	Custody Agreement between the Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(h)(i)	Form of Recordkeeping Agreement of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(ii)	Form of Recordkeeping Agreement of the Registrant for the VA Funds, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(iii)	Agreement for Administration Services between Registrant and MTB Investment Advisors, Inc., dated April 1, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(h)(iv)	Fund Administration and Accounting Agreement between Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(h)(v)	Form of Intermediary Servicing Agreement of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(vi)	Conformed copy of Shareholder Services Plan, dated September 23, 2010, amended March 9, 2011, incorporated by reference to Registrant’s Posts-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(h)(vii)	Conformed copy of Indemnification Agreement of the Registrant; dated December 13, 2001, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(h)(viii)	Conformed copy of Service Mark License Agreement, dated September 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(h)(ix)	Conformed copy of Assignment and Consent of Fund Participation Agreement, dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 60 on Form N-1A filed July 1, 2004.

(h)(x)	Amended and Restated Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., TransAmerica Life Insurance Co. and TransAmerica Financial Life Insurance Co., dated September 6, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xi)	Amendment No. 1 to Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and Hartford Life Insurance Company, dated November 17, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xii)	Transfer Agency and Services Agreement between the Registrant and ALPS Fund Services, Inc., dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xiii)	Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and First SunAmerica Life Insurance Company, dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

3

(h)(xiv)	Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and AIG SunAmerica Life Assurance Company, dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h)(xv)	Conformed copy of June 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(h)(xvi)	Conformed copy of August 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(h)(xvii)	Conformed copy of Fax-in Processing Instructions, all exhibits have been filed electronically.

(i)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994.

(j)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (filed herewith).

(k)	Not applicable.

(l)	Conformed copy of Initial Capital Understanding, incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-1A filed June 27, 1994.

(m)(i)	Rule 12b-1 Agreement of the Registrant and ALPS Distributors, Inc. (to be filed by amendment).

(m)(ii)	Conformed copy of Rule 12b-1 Plan of the Registrant, dated September 23, 2010, amended March 9, 2011, incorporated by reference to Registrant’s Posts-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(m)(iii)	Form of Dealer (Sales) Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(m)(iv)	Conformed copy of Contract Defining Responsibility for Fees Under Non-Conforming Dealer Agreement, dated December 9, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(n)	Conformed copy of Multiple Class Plan of the Registrant, incorporated by reference to Registrant’s Posts-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(n)(i)	Exhibit B to the Multi Class Plan of the Registrant amended December 3, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(o)(i)	Conformed copy of Power of Attorney of the Registrant, dated March 12, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(o)(ii)	Conformed copy of Power of Attorney of Chairman and Trustee Joseph J. Castiglia, dated July 14, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(o)(iii)	Conformed copy of Power of Attorney of Trustee Marguerite Hambleton, dated August 22, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 66 on Form N-1A filed October 7, 2005.

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(o)(iv)	Power of Attorney of Treasurer Guy Nordahl, dated April 15, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(p)(i)	Copy of Code of Ethics for Access Persons (Manufacturers and Traders Trust Company), dated July 1, 2002, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(p)(ii)	Code of Ethics of ALPS Holdings, Inc., dated May 1, 2010, incorporate by reference to Registrant’s Post-Effective Amendment No. 86 on Form N-1A filed August 30, 2010.

(p)(iii)	Copy of Code of Ethics of LSV Asset Management, dated January 19, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(p)(iv)	Copy of Code of Ethics Regarding Personal Securities Trading – MTBIA, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(p)(v)	Copy of Code of Ethics of NWQ Investment Management Company LLC, dated August 1, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(p)(vi)	Copy of Code of Ethics of Baring International Investment, Limited (to be filed by amendment).

Item 29.	Persons Controlled by or Under Common Control with Registrant:

None

Item 30.	Indemnification:

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the

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Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 31.	Business and Other Connections of Investment Adviser:

(a)	MTB Investment Advisors, Inc., (MTBIA), a subsidiary of Manufacturers and Traders Trust Company (“M&T Bank”) performs investment advisory services for the Registrant. As of June 30, 2011, MTBIA and entities affiliated with MTBIA or its predecessors managed approximately $5.7 billion in money market mutual fund assets and $2 billion in net assets of retail and institutional mutual funds. M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a $77.7 billion bank holding company as of June 30, 2011, headquartered in Buffalo, New York. As of June 30, 2011, M&T Bank had over 780 offices throughout New York State, New Jersey, Maryland, Delaware, Virginia, West Virginia, Pennsylvania, and the District of Columbia, and an office in George Town, Cayman Islands, British West Indies.

M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout its footprint. Except for MTB Group of Funds, M&T Bank does not presently provide investment advisory services to any other registered investment companies.

The principal executive Officers and the Directors of MTBIA are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with MTBIA.

(b)

Name	Position with MTBIA	Other Substantial Business, Profession, Vocation or Employment

Mark J. Czarnecki One M&T Plaza 19th Floor Buffalo, NY 14203-2399	Director	President M&T Bank Corporation and Manufacturers and Traders Trust Company

Jeffrey Durkee 100 E. Pratt Street 17th Floor Baltimore, MD 21202-1009	President and Chief Executive Officer	Senior Vice President Manufacturers and Traders Trust Company

Carl W. Jordan One M&T Plaza, 9th Floor Buffalo, NY 14203-2399	Director	Senior Vice President Manufacturers and Traders Trust Company

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Kenneth G. Thompson 100 E. Pratt Street 17th Floor Baltimore, MD 21202-1009	Director	Senior Vice President Manufacturers and Traders Trust Company

Item 32.	Principal Underwriters.

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., Arbitrage Funds, AQR Funds, BBH Trust, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, Drexel Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, GLG Investment Series Trust, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, TDX Independence Funds, Inc., Trust for Professional Managers, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director-Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	AML Compliance Officer
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Erin Douglas	Vice President, Senior Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Associate Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not applicable

Item 33.	Location of Accounts and Records:

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All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

MTB Group of Funds	100 East Pratt Street, 17th floor Baltimore, Maryland 21202

ALPS Fund Services, Inc. (“Transfer Agent and Dividend Disbursing Agent”)	1290 Broadway, Suite 1100 Denver, Colorado 80203

The Bank of New York Mellon (“Co-Administrator, Accountant and Custodian”)	101 Barclay Street New York, New York 10286

MTB Investment Advisors, Inc. a subsidiary of Manufacturers and Traders Trust Company (“Investment Adviser and Co-Administrator”)	100 E. Pratt Street, 17th Floor Baltimore, MD 21202

LSV Asset Management (“Sub-Adviser” to the MTB International Equity Fund)	One North Wacker Drive Suite 4000 Chicago, Illinois 60606

NWQ Investment Management Company, LLC (“Sub-Adviser” to the MTB Large Cap Value Fund)	2049 Century Park East, 16th floor Los Angeles, California 90067

Hansberger Global Investors, Inc. (“Sub-Adviser” to the MTB International Equity Fund)	401 East Los Olas Blvd. Suite 1700 Fort Lauderdale, FL 33301

Baring International Investment Limited (“Sub-Adviser” to the MTB International Equity Fund)	155 Bishopsgate London, England EC2M 3XY

Item 34.	Management Services:

Not applicable.

Item 35.	Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees/Directors and the calling of special shareholder meetings by shareholders.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MTB Group of Funds, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 29th day of August, 2011.

MTB GROUP OF FUNDS

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth, Secretary August 29, 2011

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

	NAME	TITLE	DATE

By:	/s/ Lisa R. Grosswirth
	Lisa R. Grosswirth SECRETARY	Attorney-in-Fact For the Persons Listed Below	August 29, 2011

NAME	TITLE

Joseph J. Castiglia*	Chairman of the Board and Trustee

Richard J. Berthy*	Chief Executive Officer
(Principal Executive Officer)

Timothy L. Brenner*	President

Guy Nordahl*	Treasurer
(Principal Financial Officer)

William H. Cowie, Jr.*	Trustee

John S. Cramer*	Trustee

Kenneth G. Thompson*	Trustee

Daniel R. Gernatt, Jr.*	Trustee

Richard B. Seidel*	Trustee

Dr. Marguerite D. Hambleton*	Trustee

Jeffrey Durkee*	Trustee

*	By Power of Attorney

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EXHIBIT INDEX

MTB GROUP OF FUNDS

Exhibit #	Title of Exhibit

(j)	Consent of Ernst & Young, Independent Registered Public Accounting Firm